UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

FORWARD FUNDS

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr., President

Forward Funds

433 California Street, 11th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

The following is a copy of the report transmitted to shareholders of the Forward Large Cap Equity Fund, the Forward Emerald Growth Fund, the Forward Hoover Small Cap Equity Fund, the Forward Hoover Mini-Cap Fund, the Forward Legato Fund, the Forward Emerald Banking and Finance Fund, the Forward Emerald Opportunities Fund, the Forward Global Emerging Markets Fund, the Forward International Equity Fund, the Forward International Small Companies Fund, the Forward Progressive Real Estate Fund, the Sierra Club Equity Income Fund, the Sierra Club Stock Fund and the Forward Long/Short Credit Analysis Fund each a series of the registrant, pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Forward Funds

Semiannual Report

June 30, 2007

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc. P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2007

1

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2007

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 180 days (60 days for the Sierra Club Equity Income Fund and the Sierra Club Stock Fund; 180 days for the Sierra Club Equity Income Fund and the Sierra Club Stock Fund, effective July 1, 2007) of the purchase date. If these fees were reflected, the performance quoted would be lower. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month end may be obtained at www.forwardfunds.com.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investing in foreign securities will involve certain additional risks, including exchange rate fluctuation, less liquidity, greater volatility and less regulation. Real estate funds will be subject to a higher degree of market risk due to concentration in a specific industry or in geographic regions. Investments in real estate and REITS have various risks including vacancies and devaluation based upon adverse economic or regulatory changes. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high quality bonds. High-yield/high-risk bonds can experience sudden and sharp price swings which will affect net asset value. Funds that concentrate in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio.

Forward Large Cap Equity Fund(c)

	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class(o)	7.69%	01/31/07

Class A (load adjusted)(a)(o)	6.94%	10/31/06

Class A (without load)(b)(o)	13.46%	10/31/06

Forward Emerald Growth Fund(f)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Class A (load adjusted)(a)	5.09%	10.87%	8.91%	12.66%	10/01/92

Class A (without load)(b)	11.49%	12.20%	9.56%	13.12%	10/01/92

Class C (with CDSC)(d)	10.24%	11.55%	N/A	3.44%	07/01/00

Class C (without CDSC)(e)	11.24%	11.55%	N/A	3.44%	07/01/00

June 30, 2007	2

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2007

See page 2 for important performance disclosure information about the Forward Funds.

Forward Hoover Small Cap Equity Fund

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	16.94%	14.07%	12.27%	10/01/98

Institutional Class	17.28%	14.56%	14.23%	06/06/02

Class A (load adjusted)(a)	10.35%	N/A	15.48%	05/02/05

Class A (without load)(b)	17.08%	N/A	18.70%	05/02/05

Forward Hoover Mini-Cap Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	14.37%	19.99%	01/02/03

Institutional Class	14.77%	15.98%	08/15/03

Forward Legato Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Class A (load adjusted)(a)	11.89%	12.63%	04/01/05

Class A (without load)(b)	18.72%	15.64%	04/01/05

Forward Emerald Banking and Finance Fund(g)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Class A (load adjusted)(a)	-4.78%	11.20%	11.13%	12.41%	02/18/97

Class A (without load)(b)	1.03%	12.52%	11.79%	13.06%	02/18/97

Class C (with CDSC)(d)	-0.38%	11.84%	N/A	16.55%	07/01/00

Class C (without CDSC)(e)	0.58%	11.84%	N/A	16.55%	07/01/00

Forward Emerald Opportunities Fund(h)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Class A (load adjusted)(a)	1.49%	10.88%	1.29%	10/31/97

Class A (without load)(b)	7.65%	12.21%	1.91%	10/31/97

Class C (with CDSC)(d)	6.18%	11.66%	-12.81%	07/01/00

Class C (without CDSC)(e)	7.18%	11.66%	-12.81%	07/01/00

3	June 30, 2007

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2007

See page 2 for important performance disclosure information about the Forward Funds.

Forward Global Emerging Markets Fund(i)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	44.61%	N/A	N/A	40.40%	04/09/03

Institutional Class	45.14%	31.34%	9.52%	10.11%	10/04/95

Forward International Equity Fund(j)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	38.43%	19.74%	10.33%	10/01/98

Institutional Class(o)	N/A	N/A	5.05%	05/01/07

Forward International Small Companies Fund(k)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	28.91%	25.41%	N/A	24.88%	03/05/02

Institutional Class	29.23%	25.72%	15.74%	14.52%	02/07/96

Class A (load adjusted)(a)	21.61%	N/A	N/A	26.78%	05/02/05

Class A (without load)(b)	29.03%	N/A	N/A	30.30%	05/02/05

Forward Progressive Real Estate Fund(l)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	11.89%	16.12%	14.94%	05/10/99

Sierra Club Equity Income Fund(m)

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	10.13%	8.57%	01/02/03

Sierra Club Stock Fund(n)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	15.31%	9.02%	5.67%	10/01/98

Class A (load adjusted)(a)	8.73%	N/A	9.20%	05/02/05

Class A (without load)(b)	15.33%	N/A	12.25%	05/02/05

June 30, 2007	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2007

See page 2 for important performance disclosure information about the Forward Funds.

Forward Long/Short Credit Analysis Fund

	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return for the period ended June 30, 2007
Class A (load adjusted)(a)(o)	-6.69%	12/29/06

Class A (without load)(b)(o)	-1.00%	12/29/06

(a) Includes the effect of the maximum 5.75% sales charge.

(b) Excludes sales charge.

(c) As of May 1, 2007, Morgan Stanley Investment Management, Inc. acquired Affinity Investment Advisors, LLC (Affinity). Prior to May 1, 2007 Affinity served as the Funds’ sub-advisor.

(d) Includes the 1.00% contingent deferred sales charge.

(e) Excludes the 1.00% contingent deferred sales charge.

(f) As of May 1, 2005, Forward Management became the Investment Advisor and Emerald Mutual Fund Advisers Trust became the Sub-Advisor to the Fund. Prior to May 1, 2005, Emerald Advisors, Inc. was the investment advisor. Prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S.

(g) As of May 1, 2005, Forward Management became the Investment Advisor and Emerald Mutual Fund Advisers Trust became the Sub-Advisor to the Fund. Prior to May 1, 2005, Emerald Advisors, Inc. was the investment advisor. Prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund and pursued a different objective.

(h) As of May 1, 2005, Forward Management became the Investment Advisor and Emerald Mutual Fund Advisers Trust became the Sub-Advisor to the Fund. Prior to May 1, 2005, Emerald Advisors, Inc. was the investment advisor. Prior to September 29, 2005, the Fund was named the Forward Emerald Technology Fund and invested a minimum 80% of its net assets, plus borrowing for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the technology sector. Accordingly, performance figures for periods prior to September 29, 2005 do not reflect the current strategy. Prior to February 29, 2000, the Fund was named the HomeState Year 2000 Fund and its investment objective focused on a specific industry within the technology sector.

(i) The Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund were reorganized into the Investor and Institutional Class, respectively, of the Forward Global Emerging Markets Fund on September 16, 2004. Performance figures shown for prior periods prior to September 16, 2004 represent performance of the Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund.

(j) Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund. Pictet Asset Management Limited has been the Fund’s sub-advisor since September 1, 2005. Accordingly, performance figures for periods before September 1, 2005 do not reflect the current strategy or the current sub-advisor’s performance. From March 6, 2000 through August 31, 2005, Hansberger Global Investors, Inc. was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to March 6, 2000, the Fund was managed by a different sub-advisor.

(k) The Retail Class and Institutional Class of the Pictet International Small Companies Fund were reorganized into the Investor and Institutional classes, respectively, of the Forward International Small Companies Fund on December 23, 2003. Performance figures for periods prior to December 23, 2003 represent performance of the respective class of shares of the Pictet International Small Companies Fund.

(l) Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.

(m) Before April 1, 2005, the Fund was named the Sierra Club Balanced Fund and the sub-advisors were New York Life Investment Management LLC (“NYLIM”) and Harris Bretall Sullivan & Smith LLC (“HBSS”). Performance figures prior to April 1, 2005 do not reflect the current strategy. On April 1, 2005, the Fund changed its name and certain investment policies and restrictions, and Forward Uniplan Advisors, Inc. (“Uniplan”) replaced HBSS as one of the sub-advisors. On August 11, 2006, Uniplan became the sole sub-advisor to the Fund.

5	June 30, 2007

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2007

See page 2 for important performance disclosure information about the Forward Funds.

(n) Before January 1, 2003, the Fund was managed by a different sub-advisor and was not subject to the Sierra Club’s environmental and social evaluation process. Between January 1, 2003 and December 31, 2005, NYLIM and HBSS were the Fund’s sub-advisors. On January 1, 2006, Forward Management took over the portion of the Fund previously managed by HBSS. Effective August 11, 2006, Forward Management became the manager for the entire portfolio. Accordingly, performance figures for periods prior to August 11, 2006 may not represent Forward Management’s performance or the current strategy.

(o) “Since inception” performance is not annualized for a “since inception” period that is less than 1 year.

June 30, 2007	6

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2007

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2007 through June 30, 2007.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/07	ENDING ACCOUNT VALUE 06/30/07	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/07–06/30/07

FORWARD LARGE CAP EQUITY FUND
Institutional Class(c)
Actual	$1,000.00	$1,076.90	0.99%	$5.10

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class A
Actual	$1,000.00	$1,088.50	1.34%	$6.94

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

7	June 30, 2007

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2007

	BEGINNING ACCOUNT VALUE 01/01/07	ENDING ACCOUNT VALUE 06/30/07	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/07–06/30/07

FORWARD EMERALD GROWTH FUND
Class A
Actual	$1,000.00	$1,102.20	1.34%	$6.98

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71
Class C
Actual	$1,000.00	$1,098.50	1.99%	$10.35

Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94

FORWARD HOOVER SMALL CAP EQUITY FUND
Investor Class
Actual	$1,000.00	$1,120.20	1.68%	$8.83

Hypothetical	$1,000.00	$1,016.46	1.68%	$8.40
Institutional Class
Actual	$1,000.00	$1,122.30	1.33%	$7.01

Hypothetical	$1,000.00	$1,018.19	1.33%	$6.67
Class A
Actual	$1,000.00	$1,121.00	1.58%	$8.32

Hypothetical	$1,000.00	$1,016.95	1.58%	$7.91

FORWARD HOOVER MINI-CAP FUND
Investor Class
Actual	$1,000.00	$1,079.90	1.64%	$8.48

Hypothetical	$1,000.00	$1,016.64	1.64%	$8.23
Institutional Class
Actual	$1,000.00	$1,082.00	1.25%	$6.46

Hypothetical	$1,000.00	$1,018.59	1.25%	$6.26

FORWARD LEGATO FUND
Class A
Actual	$1,000.00	$1,114.80	1.69%	$8.86

Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45

FORWARD EMERALD BANKING AND FINANCE FUND
Class A
Actual	$1,000.00	$955.60	1.58%	$7.65

Hypothetical	$1,000.00	$1,016.97	1.58%	$7.89
Class C
Actual	$1,000.00	$952.40	2.23%	$10.79

Hypothetical	$1,000.00	$1,013.74	2.23%	$11.13

June 30, 2007	8

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2007

	BEGINNING ACCOUNT VALUE 01/01/07	ENDING ACCOUNT VALUE 06/30/07	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/07–06/30/07

FORWARD EMERALD OPPORTUNITIES FUND
Class A
Actual	$1,000.00	$1,039.10	1.99%	$10.06

Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Class C
Actual	$1,000.00	$1,035.80	2.49%	$12.57

Hypothetical	$1,000.00	$1,012.45	2.49%	$12.43

FORWARD GLOBAL EMERGING MARKETS FUND
Investor Class
Actual	$1,000.00	$1,148.20	1.69%	$9.00

Hypothetical	$1,000.00	$1,016.42	1.69%	$8.44
Institutional Class
Actual	$1,000.00	$1,149.30	1.39%	$7.41

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.96

FORWARD INTERNATIONAL EQUITY FUND
Investor Class
Actual	$1,000.00	$1,151.40	1.27%	$6.79

Hypothetical	$1,000.00	$1,018.49	1.27%	$6.37
Institutional Class(d)
Actual	$1,000.00	$1,050.50	0.99%	$5.03

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.95

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Investor Class
Actual	$1,000.00	$1,103.40	1.60%	$8.34

Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00
Institutional Class
Actual	$1,000.00	$1,105.10	1.25%	$6.52

Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
Class A
Actual	$1,000.00	$1,105.00	1.49%	$7.78

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

FORWARD PROGRESSIVE REAL ESTATE FUND
Investor Class
Actual	$1,000.00	$951.60	1.40%	$6.79

Hypothetical	$1,000.00	$1,017.84	1.40%	$7.02

9	June 30, 2007

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2007

	BEGINNING ACCOUNT VALUE 01/01/07	ENDING ACCOUNT VALUE 06/30/07	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/07–06/30/07

SIERRA CLUB EQUITY INCOME FUND
Investor Class
Actual	$1,000.00	$1,042.40	1.69%	$8.56

Hypothetical	$1,000.00	$1,016.42	1.69%	$8.45

SIERRA CLUB STOCK FUND
Investor Class
Actual	$1,000.00	$1,049.70	1.27%	$6.45

Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36
Class A
Actual	$1,000.00	$1,049.70	1.27%	$6.45

Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36

FORWARD LONG/SHORT CREDIT ANALYSIS FUND
Class A(e)
Actual	$1,000.00	$990.00	1.59%	$7.85

Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95

(a) Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(c) The Forward Large Cap Equity Fund Institutional Class shares commenced operations on January 31, 2007. The Fund’s expenses that have been annualized are from the period of January 31, 2007 through June 30, 2007.

(d) The Forward International Equity Fund Institutional Class shares commenced operations on May 1, 2007. The Fund’s expenses that have been annualized are from the period of May 1, 2007 through June 30, 2007.

(e) The Forward Long/Short Credit Analysis Fund Class A shares commenced on January 3, 2007. The Fund’s expenses that have been annualized are from the period of January 3, 2007 through June 30, 2007.

June 30, 2007	10

Summary of Portfolio Holdings (Note 11) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semiannual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifi-able categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD LARGE CAP EQUITY FUND
Financials	18.15%

Industrials	14.51%

Information Technology	14.32%

Consumer Discretionary	12.65%

Health Care	10.65%

Energy	10.13%

Materials	4.78%

Consumer Staples	4.02%

Utilities	3.44%

Telecommunication Services	3.31%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	4.04%
100.00%

FORWARD EMERALD GROWTH FUND
Technology	24.47%

Consumer Discretionary	24.04%

Health Care	16.80%

Producer Durables	13.62%

Financial Services	6.25%

Materials & Processing	4.29%

Energy	3.98%

Auto & Transportation	3.60%

Consumer Staples	1.08%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	1.87%
100.00%

FORWARD HOOVER SMALL CAP EQUITY FUND
Consumer Discretionary	22.83%

Technology	13.74%

Producer Durables	13.33%

Energy	12.18%

Financial Services	11.21%

Materials & Processing	10.31%

Health Care	10.25%

Auto & Transportation	3.77%

Consumer Staples	0.97%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	1.41%
100.00%

FORWARD HOOVER MINI-CAP FUND
Consumer Discretionary	18.94%

Producer Durables	16.89%

Materials & Processing	14.86%

Technology	12.14%

Health Care	11.08%

Energy	8.35%

Financial Services	5.20%

Auto & Transportation	3.62%

Other	1.24%

Consumer Staples	0.94%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	6.74%
100.00%

FORWARD LEGATO FUND
Health Care	23.08%

Technology	18.54%

Industrials	16.25%

Consumer Discretionary	14.64%

Energy	6.50%

Financial Services	6.31%

Materials & Processing	5.02%

Consumer Staples	3.82%

Producer Durables	1.81%

Autos & Transportation	1.24%

Telecommunications	0.62%

Short-Term Bank Debt Instruments & Net Cash	2.17%
100.00%

11	June 30, 2007

Summary of Portfolio Holdings (Note 11) (Unaudited)

FORWARD EMERALD BANKING AND FINANCE FUND
Financial Services	94.64%

Banks Regional	53.12%

Insurance Carriers: Property & Casualty	13.25%

Investment Management Companies	5.47%

Real Estate Investment Trusts	5.38%

Financial Miscellaneous	4.37%

Diversified Financial Services	3.94%

Securities Brokerage & Service	3.30%

Financial Information Services	2.86%

Financial Data Processing Services	1.29%

Insurance: Multi-Line	0.92%

Savings & Loans	0.74%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	5.36%
100.00%

FORWARD EMERALD OPPORTUNITIES FUND
Technology	28.62%

Consumer Discretionary	17.24%

Health Care	9.54%

Producer Durables	9.13%

Financial Services	8.83%

Materials & Processing	5.27%

Energy	4.85%

Consumer Staples	4.29%

Auto & Transportation	1.79%

Utilities	1.15%

Options Purchased	2.09%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned, Investment Securities Sold Short & Net Cash	7.20%
100.00%

FORWARD GLOBAL EMERGING MARKETS FUND
Financials	24.36%

Telecommunication Services	12.74%

Information Technology	12.24%

Energy	11.17%

Materials	9.59%

Industrials	9.49%

Consumer Discretionary	7.83%

Consumer Staples	4.57%

Health Care	3.09%

Utilities	2.44%

Investment Holdings Companies	1.08%

Options Purchased	0.01%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	1.39%
	100.00%

FORWARD INTERNATIONAL EQUITY FUND
Financials	27.38%	(a)

Industrials	17.66%

Consumer Discretionary	14.86%

Energy	9.69%

Telecommunication Services	7.29%

Consumer Staples	4.79%

Utilities	4.57%

Materials	4.55%

Information Technology	4.32%

Health Care	1.14%

Mutual Funds	1.61%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	2.14%
	100.00%

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Industrials	32.89%	(a)

Financials	14.41%

Consumer Discretionary	13.44%

Information Technology	11.81%

Materials	6.93%

Health Care	5.68%

Utilities	4.73%

Consumer Staples	4.05%

Energy	3.07%

Telecommunication Services	0.46%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	2.53%
	100.00%

June 30, 2007	12

Summary of Portfolio Holdings (Note 11) (Unaudited)

FORWARD PROGRESSIVE REAL ESTATE FUND
Retail	29.22%

Residential	14.48%

Industrial	12.66%

Specialty	11.78%

Office	8.76%

Hotels	3.36%

Health Care	2.95%

Self Storage	1.56%

Preferred Stocks	1.39%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	13.84%
100.00%

SIERRA CLUB EQUITY INCOME FUND
Commercial Services & Supplies	15.98%

Banks	10.04%

Health Care Equipment & Services	7.41%

Real Estate	7.36%

Health Care Providers & Services	6.16%

Biotechnology	6.01%

Computers & Peripherals	5.88%

Semiconductor Equipment & Products	5.26%

Software	4.47%

Diversified Financials	4.42%

Insurance	3.15%

Hotels, Restaurants & Leisure	2.71%

Diversified Telecommunication Services	2.50%

Media	2.41%

Specialty Retailing	2.23%

Household Products	2.07%

Road & Rail	1.67%

Food & Drug Retailing	1.07%

Pharmaceuticals	0.90%

Short-Term Bank Debt Instruments & Net Cash	8.30%
100.00%

SIERRA CLUB STOCK FUND
Diversified Financials	11.12%
Banks	10.99%
Computers & Peripherals	6.49%

Insurance	5.93%

Hotels, Restaurants & Leisure	5.89%

Commercial Services & Supplies	5.86%

Health Care Providers Equipment & Services	5.85%

Software	4.80%

Health Care Equipment & Services	4.75%

Real Estate	4.46%

Semiconductor Equipment & Products	4.11%

Biotechnology	3.96%

Media	3.80%

Internet & Catalog Retail	3.38%

Food & Drug Retailing	2.72%

Communications Equipment	2.07%

Internet Software & Services	2.01%

Food Products	1.87%

IT Consulting & Services	1.83%

Specialty Retail	1.72%

Airlines	1.00%

Diversified Telecommunication Services	0.99%

Multiline Retail	0.98%

Leisure Equipment & Products	0.96%

Mutual Funds	0.99%

Short-Term Bank Debt Instruments & Net Cash	1.47%
100.00%

FORWARD LONG/SHORT CREDIT ANALYSIS FUND
Municipal Bonds	111.92%

Corporate Bonds	74.27%

Preferred Stocks	8.09%

Short-Term Bank Debt Instruments, Investment Securities Sold Short & Net Cash	-94.28%
100.00%

(a) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

13	June 30, 2007

Summary of Portfolio Holdings (Note 11) (Unaudited)

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2007. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2007 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

June 30, 2007	14

Portfolio of Investments (Note 11) (Unaudited)

Forward Large Cap Equity Fund

Shares		Value (Note 3)

COMMON STOCKS: 95.96%
Consumer Discretionary: 12.65%
5,680	Best Buy Co., Inc.	$265,086

605	Citadel Broadcasting Corp.	3,902

6,560	Coach, Inc.(a)	310,878

1,950	Harrah’s Entertainment, Inc.	166,257

7,630	Lowe’s Cos., Inc.	234,165

5,890	Nike, Inc.	343,328

4,830	Nordstrom, Inc.	246,910

3,260	Royal Caribbean Cruises, Ltd.	140,115

5,080	Target Corp.	323,088

7,880	Walt Disney Co.	269,023

		2,302,752

Consumer Staples: 4.02%
6,240	Altria Group, Inc.	437,674

8,900	Archer-Daniels Midland Co.	294,501

		732,175

Energy: 10.13%
5,510	ConocoPhillips Corp.	432,535

5,620	Marathon Oil Corp.	336,975

5,940	Occidental Petroleum Corp.	343,807

4,660	Schlumberger, Ltd.(b)	395,821

4,530	Valero Energy Corp.	334,586

		1,843,724

Financials: 18.15%
4,590	The Allstate Corp.	282,331

6,880	American International Group, Inc.	481,806

10,430	Bank of America Corp.	509,923

1,550	The Bear Stearns Cos., Inc.	217,000

11,080	Citigroup, Inc.	568,293

1,550	Goldman Sachs Group, Inc.	335,962

3,840	Lehman Brothers Holdings, Inc.	286,157

3,660	Merrill Lynch & Co., Inc.	305,903

6,200	Wachovia Corp.	317,750

		3,305,125

Shares		Value (Note 3)

Health Care: 10.65%
5,130	Cigna Corp.	$267,888

7,600	Gilead Sciences, Inc.(a)	294,652

7,180	Merck & Co., Inc.	357,564

18,100	Pfizer, Inc.	462,817

5,590	UnitedHealth Group, Inc.	285,873

3,400	WellPoint, Inc.(a)	271,422

		1,940,216

Industrials: 14.51%
2,450	Boeing Co.	235,592

3,650	Caterpillar, Inc.	285,795

5,710	CSX Corp.	257,407

1,880	Eaton Corp.	174,840

16,770	General Electric Co.	641,955

2,220	Northrop Grumman Corp.	172,871

2,520	Paccar, Inc.	219,341

2,440	Raytheon Co.	131,492

2,800	Textron, Inc.	308,308

3,030	United Technologies Corp.	214,918

		2,642,519

Information Technology: 14.32%
2,490	Apple Computer, Inc.(a)	303,880

12,940	Cisco Systems, Inc.(a)	360,379

573	Google, Inc., Class A(a)	299,897

6,740	Hewlett-Packard Co.	300,739

3,430	International Business Machines Corp.	361,007

2,510	MEMC Electronic Materials, Inc.(a)	153,411

17,180	Microsoft Corp.	506,294

7,800	Nvidia Corp.(a)	322,218

		2,607,825

Materials: 4.78%
3,272	Freeport-McMoRan Copper & Gold, Inc.	270,987

9,790	International Paper Co.	382,300

2,000	United States Steel Corp.	217,500

		870,787

See Notes to Financial Statements	15	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Large Cap Equity Fund

Shares		Value (Note 3)

Telecommunication Services: 3.31%
14,510	AT&T, Inc.	$602,165

Utilities: 3.44%
3,760	Public Service Enterprise Group, Inc.	330,053

4,990	Sempra Energy	295,557

		625,610

	Total Common Stocks (Cost $15,970,939)	17,472,898

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 3.75%
$683,664	Wachovia Bank — Grand Cayman 4.640%, due 07/02/07	683,664

	Total Short-Term Bank Debt Instruments (Cost $683,664)	683,664

	Total Investments: 99.71% (excluding investments purchased with cash collateral from securities loaned) (Cost $16,654,603)	18,156,562

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 2.21%

402,715	Brown Brothers Investment Trust, Securities Lending Investment Fund(c)	402,715

	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $402,715)	402,715

	Total Investments: 101.92% (Cost $17,057,318)	18,559,277

	Net Other Assets and Liabilities: (1.92)%	(350,136)

	Net Assets: 100.00%	$18,209,141

(a) Non-income producing security.

(b) Security, or portion of security, is currently on loan.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 3)

Percentages are stated as a percent of net assets.

June 30, 2007	16	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Emerald Growth Fund

Shares		Value (Note 3)

COMMON STOCKS: 98.13%
Auto & Transportation: 3.60%
75,250	AAR Corp.(a)	$2,484,002

29,862	Force Protection, Inc.(a)(b)	616,352

37,184	Old Dominion Freight Line, Inc.(a)	1,121,098

81,000	Wabtec Corp.	2,958,930

		7,180,382

Consumer Discretionary: 24.04%
90,300	99 Cents Only Stores(a)	1,183,833

100,900	Aaron Rents, Inc., Class B	2,946,280

28,900	Aéropostale, Inc.(a)	1,204,552

55,900	Bare Escentuals, Inc.(a)	1,908,985

38,899	Cache, Inc.(a)	516,190

53,257	California Pizza Kitchen, Inc.(a)(b)	1,143,960

51,500	Coldwater Creek, Inc.(a)	1,196,345

116,400	CROCS, Inc.(a)	5,008,692

131,901	DiamondCluster International, Inc., Class A	1,741,093

37,600	The GEO Group, Inc.(a)	1,094,160

65,400	GSI Commerce, Inc.(a)(b)	1,485,234

24,214	Hibbett Sporting Goods, Inc.(a)	662,979

155,406	Iconix Brand Group, Inc.(a)	3,453,121

90,090	Internap Network Services Corp.(a)	1,299,098

70,500	Kenexa Corp.(a)	2,658,555

51,902	Lifetime Brands, Inc.(b)	1,061,396

83,800	LoopNet, Inc.(a)	1,955,054

68,050	Marvel Entertainment, Inc.(a)(b)	1,733,914

74,800	NutriSystem, Inc.(a)(b)	5,224,032

134,280	On Assignment, Inc.(a)	1,439,482

14,700	Perficient, Inc.(a)	304,290

22,300	Pinnacle Entertainment, Inc.(a)	627,745

40,700	Shuffle Master, Inc.(a)(b)	675,620

39,090	Texas Roadhouse, Inc., Class A(a)	499,961

28,300	THQ, Inc.(a)	863,716

29,200	WESCO International, Inc.(a)	1,765,140

339,000	The Wet Seal, Inc., Class A(a)(b)	2,037,390

36,750	World Fuel Services Corp.(b)	1,545,705

Shares		Value (Note 3)

177,400	Youbet.com, Inc.(a)	$432,856

6,300	Zumiez, Inc.(a)(b)	238,014

		47,907,392

Consumer Staples: 1.08%
73,161	Chiquita Brands International, Inc.(a)(b)	1,387,133

224,600	NutraCea(a)(b)	765,886

		2,153,019

Energy: 3.98%
17,500	Atwood Oceanics, Inc.(a)	1,200,850

54,820	Carrizo Oil & Gas, Inc.(a)(b)	2,273,385

30,700	Hercules Offshore, Inc.(a)(b)	994,066

22,603	Hornbeck Offshore Services, Inc.(a)	876,092

18,207	Lufkin Industries, Inc.	1,175,262

20,500	Superior Energy Services, Inc.(a)	818,360

14,800	Whiting Petroleum Corp.(a)	599,696

		7,937,711

Financial Services: 6.25%
38,800	Bankrate, Inc.(a)	1,859,296

64,800	Prosperity Bancshares, Inc.	2,122,848

46,000	SVB Financial Group(a)	2,443,060

42,138	Texas Capital Bancshares, Inc.(a)	941,784

95,600	TheStreet.com, Inc.	1,040,128

43,500	Thomas Weisel Partners Group, Inc.(a)	724,275

33,315	United America Indemnity, Ltd., Class A(a)	828,544

14,500	United Community Banks, Inc.	375,405

59,268	Virginia Commerce Bancorp(a)	1,002,222

72,437	Wilshire Bancorp, Inc.	882,283

48,600	WisdomTree Investments, Inc.(a)	243,486

		12,463,331

Health Care: 16.80%
16,800	Adams Respiratory Therapeutics, Inc.(a)(b)	661,752

315,600	ADVENTRX Pharmaceuticals, Inc.(a)	801,624

125,603	American Medical Systems Holdings, Inc.(a)(b)	2,265,878

19,604	Analogic Corp.	1,441,090

See Notes to Financial Statements	17	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Emerald Growth Fund

Shares		Value (Note 3)
Health Care: 16.80%
29,800	BioMimetic Therapeutics, Inc.(a)	$465,774

65,473	Bio-Reference Laboratories, Inc.(a)	1,790,687

71,101	Cardiome Pharma Corp.(a)	654,840

58,542	Digene Corp.(a)	3,515,447

23,100	Emergency Medical Services Corp., Class A(a)	903,903

59,879	Gen-Probe, Inc.(a)	3,617,889

15,350	Hologic, Inc.(a)(b)	849,009

17,600	Integra LifeSciences Holdings Corp.(a)(b)	869,792

112,418	LifeCell Corp.(a)	3,433,246

63,350	Micrus Endovascular Corp.(a)	1,558,410

63,408	Myriad Genetics, Inc.(a)(b)	2,358,144

64,900	NovaMed, Inc.(a)	392,645

78,320	Phase Forward, Inc.(a)	1,318,126

108,944	Psychiatric Solutions, Inc.(a)	3,950,309

37,700	The Spectranetics Corp.(a)(b)	434,304

17,400	STARLIMS Technologies, Ltd.(a)	223,590

17,800	Syneron Medical, Ltd.(a)	444,110

42,769	ThermoGenesis Corp.(a)(b)	118,042

46,420	Tutogen Medical, Inc.(a)	463,736

46,901	Volcano Corp.(a)	947,869

		33,480,216

Materials & Processing: 4.29%
92,200	Airgas, Inc.	4,416,380

11,360	Allegheny Technologies, Inc.	1,191,437

93,900	Apogee Enterprises, Inc.	2,612,298

5,700	Greif, Inc.	339,777

		8,559,892

Producer Durables: 13.62%
43,818	Arris Groups, Inc.(a)	770,759

124,267	BE Aerospace, Inc.(a)	5,132,227

166,450	Environmental Tectonics Corp.(a)	384,499

25,900	Esco Technologies, Inc.(a)(b)	939,134

35,585	FEI Co.(a)	1,155,089

28,100	Kennametal, Inc.	2,305,043

57,281	Ladish Co., Inc.(a)	2,463,083

Shares		Value (Note 3)

35,008	Met-Pro Corp.	$549,976

79,800	SBA Communications Corp., Class A(a)	2,680,482

29,247	Semitool, Inc.(a)	281,064

174,700	Smith & Wesson Holding Corp.(a)(b)	2,926,225

151,600	Taser International, Inc.(a)	2,116,336

56,100	Technitrol, Inc.	1,608,387

44,000	Triumph Group, Inc.	2,880,680

23,400	Varian Semiconductor Equipment Association, Inc.(a)	937,404

		27,130,388

Technology: 24.47%
118,800	ANADIGICS, Inc.(a)(b)	1,638,252

64,183	Ansoft Corp.(a)	1,892,757

127,064	Ansys, Inc.(a)	3,367,196

43,900	Atheros Communications, Inc.(a)	1,353,876

100,559	Blackboard, Inc.(a)(b)	4,235,545

33,310	Cogent Communications Group, Inc.(a)	994,970

21,000	Cognizant Technology Solutions Corp.(a)	1,576,890

28,800	Daktronics, Inc.(b)	618,624

33,500	Fairchild Semiconductor International, Inc., Class A(a)	647,220

446,400	Finisar Corp.(a)(b)	1,687,392

84,579	II-VI, Inc.(a)	2,298,011

130,001	Internet Capital Group, Inc.(a)(b)	1,612,012

187,896	Ixia, Inc.(a)	1,739,917

25,000	j2 Global Communications, Inc.(a)	872,500

25,720	MICROS Systems, Inc.(a)	1,399,168

87,652	Microsemi Corp.(a)(b)	2,099,265

25,920	Moldflow Corp.(a)	569,722

114,301	Novatel Wireless, Inc.(a)	2,974,112

35,300	Nuance Communications, Inc.(a)	590,569

128,300	ON Semiconductor Corp.(a)	1,375,376

56,797	Opnet Technologies, Inc.(a)	653,733

135,200	Opsware, Inc.(a)(b)	1,285,752

18,500	SiRF Technology Holdings, Inc.(a)	383,690

155,900	Smith Micro Software, Inc.(a)	2,347,854

June 30, 2007	18	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Emerald Growth Fund

Shares		Value (Note 3)

Technology: 24.47%
187,100	SourceForge, Inc.(a)(b)	$789,562

58,700	SPSS, Inc.(a)	2,591,018

75,010	SRS Labs, Inc.(a)	731,347

27,500	Supertex, Inc.(a)(b)	861,850

86,200	The Ultimate Software Group, Inc.(a)	2,493,766

72,436	Viasat, Inc.(a)	2,325,196

52,550	Volterra Semiconductor Corp.(a)(b)	746,210

		48,753,352

	Total Common Stocks (Cost $142,886,403)	195,565,683

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 3.04%
$6,064,609	Wells Fargo & Co. — Grand Cayman 4.640%, due 07/02/07	6,064,609

	Total Short-Term Bank Debt Instruments (Cost $6,064,609)	6,064,609

	Total Investments: 101.17% (excluding investments purchased with cash collateral from securities loaned) (Cost $148,951,012)	201,630,292

Shares		Value (Note 3)
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 20.14%

40,129,660	Brown Brothers Investment Trust, Securities Lending Investment Fund(c)	$40,129,660

	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $40,129,660)	40,129,660

	Total Investments: 121.31% (Cost $189,080,672)	241,759,952

	Net Other Assets and Liabilities: (21.31)%	(42,476,005)

	Net Assets: 100.00%	$199,283,947

(a) Non-income producing security.

(b) Security, or portion of security, is currently on loan.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 3)

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	19	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Hoover Small Cap Equity Fund

Shares		Value (Note 3)

COMMON STOCKS: 98.59%
Auto & Transportation: 3.77%
264,500	AAR Corp.(a)	$8,731,145

100,600	Bristow Group, Inc.(a)	4,984,730

130,200	Force Protection, Inc.(a)(b)	2,687,328

331,500	Gentex Corp.	6,527,235

		22,930,438

Consumer Discretionary: 22.83%
131,700	AnnTaylor Stores Corp.(a)	4,664,814

658,200	Callaway Golf Co.	11,722,542

114,200	The Cheesecake Factory, Inc.(a)	2,800,184

138,500	Coinstar, Inc.(a)	4,359,980

98,250	Corrections Corp. of America(a)	6,200,557

123,100	Cross Country Healthcare, Inc.(a)	2,053,308

101,500	DeVry, Inc.	3,453,030

264,300	Fred’s, Inc.	3,536,334

230,000	The GEO Group, Inc.(a)	6,693,000

50,000	Jack in the Box, Inc.(a)	3,547,000

210,200	Kenexa Corp.(a)	7,926,642

58,100	The Men’s Wearhouse, Inc.	2,967,167

162,500	Morton’s Restaurant Group, Inc.(a)	2,942,875

96,000	Orient-Express Hotels, Ltd.	5,126,400

277,100	Pacific Sunwear of California, Inc.(a)	6,096,200

103,400	Phillips-Van Heusen Corp.	6,262,938

176,600	RadioShack Corp.(b)	5,852,524

143,100	Saks, Inc.	3,055,185

160,200	Scientific Games Corp.(a)(b)	5,598,990

128,200	Sonic Corp.(a)	2,835,784

118,100	Steiner Leisure, Ltd.(a)	5,801,072

200,500	Tween Brands, Inc.(a)	8,942,300

223,900	Urban Outfitters, Inc.(a)	5,380,317

100,500	Vail Resorts, Inc.(a)	6,117,435

245,400	The Warnaco Group, Inc.(a)	9,654,036

145,100	Zumiez, Inc.(a)(b)	5,481,878

		139,072,492

Consumer Staples: 0.97%
113,000	Longs Drug Stores Corp.	5,934,760

Shares		Value (Note 3)

Energy: 12.18%
176,600	Bill Barrett Corp.(a)(b)	$6,504,178

19,200	CARBO Ceramics, Inc.(b)	841,152

132,800	Carrizo Oil & Gas, Inc.(a)(b)	5,507,216

213,900	Dresser-Rand Group, Inc.(a)	8,449,050

155,900	Forest Oil Corp.(a)	6,588,334

103,000	Foundation Coal Holdings, Inc.	4,185,920

166,000	Goodrich Petroleum Corp.(a)(b)	5,748,580

139,900	NATCO Group, Inc.(a)	6,440,996

140,400	Oil States International, Inc.(a)	5,804,136

112,800	Penn Virginia Corp.	4,534,560

398,900	Petrohawk Energy Corp.(a)(b)	6,326,554

230,800	TETRA Technologies, Inc.(a)	6,508,560

107,000	Unit Corp.(a)	6,731,370

		74,170,606

Financial Services: 11.21%
50,900	Affiliated Managers Group, Inc.(a)(b)	6,553,884

52,500	Alexandria Real Estate Equities, Inc.	5,083,050

120,300	Calamos Asset Management, Inc.	3,073,665

61,100	Cohen & Steers, Inc.	2,654,795

79,300	Digital Realty Trust, Inc.	2,988,024

75,100	First Community Bancorp(b)	4,296,471

342,700	Knight Capital Group, Inc.(a)	5,688,820

230,300	optionsXpress Holdings, Inc.	5,909,498

174,600	Signature Bank(a)	5,953,860

85,300	Sotheby’s Holdings, Inc., Class A	3,925,506

147,100	SVB Financial Group(a)(b)	7,812,481

159,500	UCBH Holdings, Inc.	2,914,065

328,800	Waddell & Reed Financial, Inc., Class A	8,552,088

66,100	Wintrust Financial Corp.	2,898,485

		68,304,692

Health Care: 10.25%
193,300	Amedisys, Inc.(a)	7,022,589

73,900	Analogic Corp.	5,432,389

141,000	ArthroCare Corp.(a)	6,191,310

205,700	Healthcare Services Group, Inc.(b)	6,068,150

June 30, 2007	20	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Hoover Small Cap Equity Fund

Shares		Value (Note 3)
Health Care: 10.25%
142,600	ICU Medical, Inc.(a)	$6,123,244

175,600	Kendle International, Inc.(a)	6,456,812

187,200	Martek Biosciences Corp.(a)	4,861,584

82,300	Owens & Minor, Inc.	2,875,562

72,400	PAREXEL International Corp.(a)	3,045,144

100,800	Pediatrix Medical Group, Inc.(a)	5,559,120

95,000	Psychiatric Solutions, Inc.(a)	3,444,700

112,900	West Pharmaceutical Services, Inc.	5,323,235

		62,403,839

Materials & Processing: 10.31%
64,300	The Andersons, Inc.(b)	2,914,719

204,400	Barnes Group, Inc.	6,475,392

118,600	Cabot Microelectronics Corp.(a)(b)	4,209,114

45,500	Chaparral Steel Co.	3,270,085

196,600	Dycom Industries, Inc.(a)	5,894,068

167,700	Dynamic Materials Corp.	6,288,750

90,400	Granite Construction, Inc.	5,801,872

384,800	InnerWorkings, Inc.(a)	6,164,496

232,400	Packaging Corp of America	5,882,044

125,800	Quanex Corp.	6,126,460

204,700	Quanta Services, Inc.(a)(b)	6,278,149

84,300	Zoltek Cos., Inc.(a)(b)	3,500,979

		62,806,128

Producer Durables: 13.33%
224,150	AMETEK, Inc.	8,894,272

473,700	Andrew Corp.(a)	6,840,228

113,700	Baldor Electric Co.	5,603,136

188,500	BE Aerospace, Inc.(a)	7,785,050

116,850	Bucyrus International, Inc.	8,270,643

197,300	Electro Scientific Industries, Inc.(a)	4,103,840

41,400	Kennametal, Inc.	3,396,042

93,100	The Manitowoc Co., Inc.	7,483,378

283,200	MasTec, Inc.(a)	4,480,224

197,400	Tektronix, Inc.	6,660,276

129,200	Teledyne Technologies, Inc.(a)	5,936,740

Shares		Value (Note 3)

96,400	United Industrial Corp.	$5,782,072

110,500	Woodward Governor Co.	5,930,535

		81,166,436

Technology: 13.74%
326,800	ADC Telecommunications, Inc.(a)	5,990,244

105,800	Anixter International, Inc.(a)	7,957,218

233,300	Checkpoint Systems, Inc.(a)	5,890,825

106,000	CommScope, Inc.(a)	6,185,100

150,800	Cree, Inc.(a)(b)	3,898,180

332,000	Cypress Semiconductor Corp.(a)	7,732,280

152,100	Fairchild Semiconductor International, Inc.(a)	2,938,572

137,100	FLIR Systems, Inc.(a)	6,340,875

386,500	Foundry Networks, Inc.(a)	6,439,090

117,600	OSI Systems, Inc.(a)	3,216,360

275,200	PerkinElmer, Inc.	7,171,712

258,400	Silicon Laboratories, Inc.(a)	8,943,224

83,700	Varian, Inc.(a)	4,589,271

405,000	Vishay Intertechnology, Inc.(a)	6,407,100

		83,700,051

	Total Common Stocks (Cost $515,663,599)	600,489,442

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 1.26%
$7,639,848	Wachovia Bank — Grand Cayman 4.640%, due 07/02/07	7,639,848

	Total Short-Term Bank Debt Instruments (Cost $7,639,848)	7,639,848

	Total Investments: 99.85% (excluding investments purchased with cash collateral from securities loaned) (Cost $523,303,447)	608,129,290

See Notes to Financial Statements	21	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Hoover Small Cap Equity Fund

Shares		Value (Note 3)
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 9.59%

58,432,715	Brown Brothers Investment Trust, Securities Lending Investment Fund(c)	$58,432,715

	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $58,432,715)	58,432,715

	Total Investments: 109.44% (Cost $581,736,162)	666,562,005

	Net Other Assets and Liabilities: (9.44)%	(57,499,348)

	Net Assets: 100.00%	$609,062,657

(a) Non-income producing security.

(b) Security, or portion of security, is currently on loan.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 3)

Percentages are stated as a percent of net assets.

June 30, 2007	22	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Hoover Mini-Cap Fund

Shares		Value (Note 3)

COMMON STOCKS: 93.26%
Auto & Transportation: 3.62%
18,800	Bristow Group, Inc.(a)	$931,541

46,400	LMI Aerospace, Inc.(a)	1,127,056

53,700	Spartan Motors, Inc.(b)	913,974

35,800	Titan International, Inc.(b)	1,131,638

		4,104,209

Consumer Discretionary: 18.94%
25,750	California Pizza Kitchen, Inc.(a)	553,110

26,700	Coinstar, Inc.(a)	840,516

44,600	Cornell Cos., Inc.(a)	1,095,376

23,200	Cross Country Healthcare, Inc.(a)	386,976

51,800	Fred’s, Inc.	693,084

42,900	The GEO Group, Inc.(a)	1,248,390

42,000	Helen of Troy, Ltd.(a)	1,134,000

39,300	Kenexa Corp.(a)	1,482,003

50,700	LoJack Corp.(a)	1,130,103

40,100	McCormick & Schmick’s Seafood Restaurants, Inc.(a)	1,040,194

56,400	Morton’s Restaurant Group, Inc.(a)	1,021,404

82,200	Nathan’s Famous, Inc.(a)	1,422,060

97,200	PriceSmart, Inc.	2,403,756

32,900	Steiner Leisure, Ltd.(a)	1,616,048

115,800	The Topps Company, Inc.	1,217,058

37,400	Tween Brands, Inc.(a)	1,668,040

40,000	Universal Electronics, Inc.(a)	1,452,800

27,900	Zumiez, Inc.(a)(b)	1,054,062

		21,458,980

Consumer Staples: 0.94%
45,100	Lance, Inc.	1,062,556

Energy: 8.35%
63,600	Basic Energy Services, Inc.(a)	1,626,252

26,300	Carrizo Oil & Gas, Inc.(a)(b)	1,090,661

31,200	Goodrich Petroleum Corp.(a)(b)	1,080,456

27,800	NATCO Group, Inc.(a)	1,279,912

81,700	Pioneer Drilling Co.(a)	1,218,147

Shares		Value (Note 3)

48,300	Superior Well Services, Inc.(a)	$1,227,303

57,900	T-3 Energy Services, Inc.(a)	1,936,755

		9,459,486

Financial Services: 5.20%
45,000	Calamos Asset Management, Inc.	1,149,750

11,500	Cohen & Steers, Inc.	499,675

22,900	Digital Realty Trust, Inc.	862,872

137,200	S1 Corp.(a)	1,096,228

34,700	Signature Bank(a)	1,183,270

49,300	Texas Capital Bancshares, Inc.(a)	1,101,855

		5,893,650

Health Care: 11.08%
40,467	Amedisys, Inc.(a)	1,470,166

15,900	Analogic Corp.	1,168,809

59,675	Healthcare Services Group, Inc.(b)	1,760,413

26,600	ICU Medical, Inc.(a)	1,142,204

65,500	IRIS International, Inc.(a)	1,103,020

33,000	Kendle International, Inc.(a)	1,213,410

34,900	Martek Biosciences Corp.(a)	906,353

75,000	Phase Forward, Inc.(a)	1,262,250

62,500	Psychemedics Corp.	1,275,625

109,100	The Spectranetics Corp.(a)(b)	1,256,832

		12,559,082

Materials & Processing: 14.86%
59,000	AAON, Inc.	1,879,150

12,100	The Andersons, Inc.(b)	548,493

32,200	Cabot Microelectronics Corp.(a)(b)	1,142,778

23,600	Clean Harbors, Inc.(a)	1,166,312

36,700	Dycom Industries, Inc.(a)	1,100,266

31,300	Dynamic Materials Corp.	1,173,750

100,000	ENGlobal Corp.(a)	1,215,000

116,700	InnerWorkings, Inc.(a)(b)	1,869,534

90,700	LSB Industries, Inc.(a)(b)	1,939,166

36,800	Mobile Mini, Inc.(a)	1,074,560

54,800	Terra Industries, Inc.(a)	1,393,016

See Notes to Financial Statements	23	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Hoover Mini-Cap Fund

Shares		Value (Note 3)

Materials & Processing: 14.86%
190,600	U.S. Concrete, Inc.(a)	$1,656,314

16,500	Zoltek Cos., Inc.(a)	685,245

		16,843,584

Other: 1.24%
45,000	Kaman Corp.	1,403,550

Producer Durables: 16.89%
107,700	A.S.V., Inc.(a)(b)	1,861,056

35,100	Astec Industries, Inc.(a)	1,481,922

16,100	Bucyrus International, Inc.	1,139,558

28,700	Color Kinetics, Inc.(a)(b)	958,867

58,300	Columbus McKinnon Corp.(a)	1,877,260

184,200	Darling International, Inc.(a)	1,683,588

55,300	Electro Scientific Industries, Inc.(a)	1,150,240

34,800	Hardinge, Inc.	1,184,244

46,500	Hurco Cos., Inc.(a)	2,324,070

55,800	MasTec, Inc.(a)	882,756

259,400	Powerwave Technologies, Inc.(a)	1,737,980

127,800	TASER International, Inc.(a)	1,784,088

17,900	United Industrial Corp.	1,073,642

		19,139,271

Technology: 12.14%
61,400	ADC Telecommunications, Inc.(a)	1,125,462

33,100	Blackboard, Inc.(a)(b)	1,394,172

30,400	Blue Coat Systems, Inc.(a)	1,505,408

43,300	Checkpoint Systems, Inc.(a)	1,093,325

37,000	EDO Corp.	1,216,190

51,700	GeoEye, Inc.(a)	1,123,441

56,800	JDA Software Group, Inc.(a)	1,114,984

50,600	Moldflow Corp.(a)	1,112,188

38,500	NetLogic Microsystems, Inc.(a)	1,225,840

46,600	OSI Systems, Inc.(a)	1,274,510

101,600	Visual Sciences, Inc.(a)	1,571,752

		13,757,272

	Total Common Stocks (Cost $91,743,888)	105,681,640

Par Value		Value (Note 3)

SHORT-TERM BANK DEBT INSTRUMENTS: 4.83%
$5,473,964	Wells Fargo & Co. — Grand Cayman 4.640%, due 07/02/07	$5,473,964

	Total Short-Term Bank Debt Instruments (Cost $5,473,964)	5,473,964

	Total Investments: 98.09% (excluding investments purchased with cash collateral from securities loaned) (Cost $97,217,852)	111,155,604

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 14.67%

16,622,555	Brown Brothers Investment Trust, Securities Lending Investment Fund(c)	16,622,555

	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $16,622,555)	16,622,555

	Total Investments: 112.76% (Cost $113,840,407)	127,778,159

	Net Other Assets and Liabilities: (12.76)%	(14,460,783)

	Net Assets: 100.00%	$113,317,376

(a) Non-income producing security.

(b) Security, or portion of security, is currently on loan.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 3)

Percentages are stated as a percent of net assets.

June 30, 2007	24	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Legato Fund

Shares		Value (Note 3)

COMMON STOCKS: 97.83%
Autos & Transportation: 1.24%
2,600	Knight Transportation, Inc.	$50,388

1,775	Winnebago Industries, Inc.	52,398

		102,786

Consumer Discretionary: 14.64%
3,341	99 Cents Only Stores(a)	43,801

975	Advisory Board Co.(a)	54,171

1,104	Arbitron, Inc.	56,889

1,060	Bright Horizons Family Solutions, Inc.(a)	41,245

2,093	Carter’s, Inc.(a)	54,292

4,022	Casual Male Retail Group, Inc.(a)	40,622

4,601	Champion Enterprises, Inc.(a)	45,228

1,075	The Cheesecake Factory, Inc.(a)	26,359

3,017	Corinthian Colleges, Inc.(a)	49,147

2,798	Cost Plus, Inc.(a)	23,727

1,902	Cox Radio, Inc.(a)	27,084

1,163	DeVry, Inc.	39,565

3,069	Fleetwood Enterprises, Inc.(a)	27,774

2,060	Fred’s, Inc.	27,563

4,755	Gentex Corp.	93,626

2,390	GTSI Corp.(a)	30,855

1,650	Iconix Brand Group, Inc.(a)	36,663

1,338	Keystone Automotive Industries, Inc.(a)	55,353

1,875	LKQ Corp.(a)	46,238

2,950	LoJack Corp.(a)	65,756

2,255	Nautilus, Inc.	27,150

1,488	O’Charley’s, Inc.	29,998

1,250	Ritchie Bros. Auctioneers, Inc.	78,275

925	SCP Pool Corp.	36,103

1,350	Select Comfort Corp.(a)	21,897

3,635	Sturm, Ruger, & Co., Inc.(a)	56,415

1,391	Tenneco, Inc.(a)	48,741

1,180	Universal Technical Institute, Inc.(a)	29,960

		1,214,497

Shares		Value (Note 3)

Consumer Staples: 3.82%
860	Chattem, Inc.(a)	$54,507

4,119	Cott Corp.(a)	59,272

1,824	Lance, Inc.	42,974

1,755	Performance Food Group Co.(a)	57,020

2,150	United Natural Foods, Inc.(a)	57,147

1,030	USANA Health Sciences, Inc.(a)	46,082

		317,002

Energy: 6.50%

1,501	CARBO Ceramics, Inc.	65,759

1,501	Encore Acquisition Co.(a)	41,728

1,195	Forest Oil Corp.(a)	50,501

1,219	Foundation Coal Holdings, Inc.	49,540

2,032	Global Industries, Ltd.(a)	54,498

1,751	Hanover Compressor Co.(a)	41,761

1,075	St. Mary Land & Exploration Co.	39,366

700	Tesco Corp.(a)	22,085

2,035	W-H Energy Services, Inc.(a)	125,987

1,178	Whiting Petroleum Corp.(a)	47,733

		538,958

Financial Services: 6.31%

1,925	Boston Private Financial Holdings, Inc.	51,725

1,678	Cedar Shopping Centers, Inc.	24,079

650	FactSet Research Systems, Inc.	44,427

1,925	Financial Federal Corp.	57,403

835	First Industrial Realty Trust, Inc.	32,365

753	Hanover Insurance Group, Inc.	36,739

1,325	Portfolio Recovery Associates, Inc.	79,526

1,300	PrivateBancorp, Inc.	37,440

1,429	Sun Communities, Inc.	42,541

400	TSX Group, Inc.	15,660

7,828	W Holding Co., Inc.	20,666

715	WestAmerica BanCorp.	31,632

1,150	World Acceptance Corp.(a)	49,140

		523,343

See Notes to Financial Statements	25	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Legato Fund

Shares		Value (Note 3)
Health Care: 23.08%
2,605	American Medical Systems Holdings, Inc.(a)	$46,994

3,125	Angiodynamics, Inc.(a)	56,281

1,035	ArthroCare Corp.(a)	45,447

932	Aspect Medical Systems, Inc.(a)	13,943

6,717	Cepheid, Inc.(a)	98,068

1,250	Chemed Corp.	82,863

1,850	Computer Programs & Systems, Inc.	57,313

2,477	Gentiva Health Services, Inc.(a)	49,689

2,360	Greatbatch, Inc.(a)	76,464

864	Haemonetics Corp.(a)	45,455

2,455	Integra LifeSciences Holdings Corp.(a)	121,326

825	Kensey Nash Corp.(a)	22,118

1,777	K-V Pharmaceutical Co., Class A(a)	48,405

1,180	Kyphon, Inc.(a)	56,817

1,075	Landauer, Inc.	52,944

1,640	Matria Healthcare, Inc.(a)	49,659

1,737	Medical Action Industries, Inc.(a)	31,370

1,065	Medicis Pharmaceutical Corp., Class A	32,525

850	Mentor Corp.	34,578

1,425	Meridian Bioscience, Inc.	30,865

3,027	Merit Medical Systems, Inc.(a)	36,203

615	Millipore Corp.(a)	46,180

2,675	Neogen Corp.(a)	76,933

2,035	Par Pharmaceutical Cos., Inc.(a)	57,448

1,390	Pediatrix Medical Group, Inc.(a)	76,659

1,162	PolyMedica Corp.	47,468

1,246	PSS World Medical, Inc.(a)	22,702

2,675	Psychemedics Corp.	54,597

1,175	Quality Systems, Inc.	44,615

1,500	Somanetics Corp.(a)	27,465

1,182	Sunrise Senior Living, Inc.(a)	47,268

2,944	SurModics, Inc.(a)	147,200

1,965	Techne Corp.(a)	112,418

1,801	U.S. Physical Therapy, Inc.(a)	24,259

735	Varian, Inc.(a)	40,300

		1,914,839

Shares		Value (Note 3)
Industrials: 16.25%
778	Acuity Brands, Inc.	$46,898

764	Alexander & Baldwin, Inc.	40,576

1,223	American Commercial Lines, Inc.(a)	31,859

829	American Science & Engineering, Inc.(a)	47,129

1,231	BE Aerospace, Inc.(a)	50,840

5,868	C&D Technologies, Inc.(a)	32,861

2,903	DiamondCluster International, Inc.	38,320

2,657	Federal Signal Corp.	42,140

4,455	First Consulting Group, Inc.(a)	42,322

1,285	Forward Air Corp.	43,806

1,320	G&K Services, Inc., Class A	52,153

617	GATX Corp.	30,387

958	General Cable Corp.(a)	72,568

1,610	General Maritime Corp.	43,116

958	IDEX Corp.	36,921

3,294	LSI Industries, Inc.	58,963

1,610	Mobile Mini, Inc.(a)	47,012

3,025	Raven Industries, Inc.	108,023

1,460	Resources Connection, Inc.(a)	48,443

1,460	Robbins & Myers, Inc.	77,570

5,410	Rollins, Inc.	123,186

1,035	School Specialty, Inc.(a)	36,680

3,190	Stericycle, Inc.(a)	141,827

1,486	Wabtec Corp.	54,284

		1,347,884

Materials & Processing: 5.02%
2,050	AMCOL International Corp.	55,986

568	Brush Engineered Materials, Inc.(a)	23,850

1,393	Commercial Metals Co.	47,042

109	Compass Minerals International, Inc.	3,778

3,550	Landec Corp.(a)	47,570

1,725	Simpson Manufacturing Co., Inc.	58,201

3,882	Spartech Corp.	103,067

2,245	Symyx Technologies, Inc.(a)	25,840

2,026	Terra Industries, Inc.(a)	51,501

		416,835

June 30, 2007	26	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Legato Fund

Shares		Value (Note 3)
Producer Durables: 1.81%
3,450	A.S.V., Inc.(a)	$59,616

850	Curtiss-Wright Corp.	39,618

1,075	Franklin Electric Co., Inc.	50,719

		149,953

Technology: 18.54%
2,275	Ansoft Corp.(a)	67,090

2,450	ANSYS, Inc.(a)	64,925

1,725	Avocent Corp.(a)	50,042

3,800	The BISYS Group, Inc.(a)	44,954

2,750	Blackbaud, Inc.	60,720

2,400	Blackboard, Inc.(a)	101,088

966	CACI International, Inc.(a)	47,189

7,945	Digi International, Inc.(a)	117,109

2,735	Echelon Corp.(a)	42,748

4,175	ENGlobal Corp.(a)	50,726

5,980	Entegris, Inc.(a)	71,042

1,941	EPIQ Systems, Inc.(a)	31,367

405	F5 Networks, Inc.(a)	32,643

2,925	II-VI, Inc.(a)	79,472

1,550	Innovative Solutions & Support, Inc.(a)	35,991

1,316	ManTech International Corp., Class A(a)	40,572

1,952	Maximus, Inc.	84,678

2,990	National Instruments Corp.	97,384

1,860	Power Integrations, Inc.(a)	48,732

1,550	Rimage Corp.(a)	48,965

1,442	Rudolph Technologies, Inc.(a)	23,952

2,150	Semtech Corp.(a)	37,260

1,205	Stratasys, Inc.(a)	56,611

900	Tech Data Corp.(a)	34,614

750	Trimble Navigation, Ltd.(a)	24,150

1,785	Ultimate Software Group, Inc.(a)	51,640

767	Varian Semiconductor Equipment Associates, Inc.(a)	30,726

1,970	Verint Systems, Inc.(a)	61,661

		1,538,051

Shares		Value (Note 3)
Telecommunications: 0.62%
3,247	Alaska Communications Systems Group, Inc.	$51,432

	Total Common Stocks (Cost $6,359,069)	8,115,580

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 2.16%
$178,648	Brown Brothers Harriman & Co. — Grand
	Cayman 4.640%, due 07/02/07	178,648

	Total Short-Term Bank Debt Instruments (Cost $178,648)	178,648

	Total Investments: 99.99% (Cost $6,537,717)	8,294,228

	Net Other Assets and Liabilities: 0.01%	1,126

	Net Assets: 100.00%	$8,295,354

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	27	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Emerald Banking and Finance Fund

Shares	Value (Note 3)

COMMON STOCKS: 94.64%
Financial Services: 94.64%

Banks Regional: 53.12%
153,308	Access National Corp.	$1,356,776

40,005	Alabama National BanCorp	2,473,909

66,319	Bank of The Ozarks, Inc.(a)	1,848,311

59,300	Camden National Corp.	2,321,002

146,927	Cascade Financial Corp.	2,325,854

101,847	Central Pacific Financial Corp.	3,361,969

127,104	CoBiz, Inc.	2,303,124

88,632	Codorus Valley Bancorp, Inc.	1,668,054

146,700	Colonial Bancgroup, Inc.	3,663,099

82,280	Desert Community Bank	1,888,326

44,855	East Penn Financial Corp.	642,324

129,073	East West Bancorp, Inc.	5,018,358

32,500	Enterprise Financial Services Corp.(a)	807,950

151,581	First Regional Bancorp(b)	3,856,221

242,638	First Security Group, Inc.	2,620,490

21,700	F.N.B. Corp.(a)	363,258

47,700	FNB Corp.(a)	1,712,430

108,024	Gateway Financial Holdings, Inc.	1,578,231

50,000	Great Southern Bancorp, Inc.(a)	1,352,500

66,700	Heartland Financial USA, Inc.(a)	1,620,810

30,300	Heritage Commerce Corp.	717,504

71,802	International Bancshares Corp.	1,839,567

122,461	Lakeland Financial Corp.	2,604,745

80,600	MetroCorp Bancshares, Inc.	1,726,452

34,576	New Century Bancorp, Inc.(b)	437,214

96,925	Nexity Financial Corp.(b)	996,389

35,400	Pinnacle Financial Partners, Inc.(b)	1,039,344

166,131	Preferred Bank	6,645,240

52,500	Princeton National Bancorp, Inc.	1,449,000

45,700	Private Bancorp, Inc.(a)	1,316,160

307,732	Prosperity Bancshares, Inc.(a)	10,081,300

45,700	Sandy Springs Bancorp, Inc.	1,436,808

55,100	Signature Bank(b)	1,878,910

165,086	Smithtown Bancorp, Inc.(a)	4,188,232

Shares	Value (Note 3)

122,438	Southwest Bancorp, Inc.	$2,943,410

57,338	Sterling Financial Corp.	603,196

183,674	Superior Bancorp(a)(b)	1,878,985

89,480	SVB Financial Group(a)(b)	4,752,283

276,380	Texas Capital Bancshares, Inc.(b)	6,177,093

62,739	Union Bankshares Corp.	1,455,545

123,652	United Community Banks, Inc.(a)	3,201,350

282,629	Virginia Commerce Bancorp, Inc.(b)	4,779,256

23,153	Virginia Financial Group, Inc.	513,997

66,300	West Coast Bancorp	2,014,857

89,600	Western Alliance Bancorp(a)(b)	2,674,560

251,394	Wilshire Bancorp, Inc.(a)	3,061,979

54,945	Yardville National Bancorp	1,876,372

		115,072,744

Diversified Financial Services: 3.94%
180,200	E*Trade Financial Corp.(b)	3,980,618

77,233	Stifel Financial Corp.(a)(b)	4,548,251

		8,528,869

Financial Data Processing Services: 1.29%
63,100	Penson Worldwide, Inc.(b)	1,547,843

106,300	TradeStation Group, Inc.(b)	1,238,395

		2,786,238

Financial Information Services: 2.86%
21,881	Alliance Data Systems Corp.(b)	1,690,964

45,947	Bankrate, Inc.(b)	2,201,780

211,800	TheStreet.com, Inc.	2,304,384

		6,197,128

Financial Miscellaneous: 4.37%
218,850	Advanta Corp., Class B	6,814,989

108,190	Sanders Morris Harris Group, Inc.	1,259,331

277,161	WisdomTree Investments, Inc.(a)(b)	1,388,577

		9,462,897

Insurance Carriers: Property & Casualty: 13.25%
139,700	Amtrust Financial Services, Inc.(a)	2,624,963

38,900	Erie Indemnity Co., Class A	2,102,156

185,500	First Mercury Financial Corp.(b)	3,889,935

June 30, 2007	28	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Emerald Banking and Finance Fund

Shares	Value (Note 3)

Insurance Carriers: Property & Casualty: 13.25%
66,230	Mercer Insurance Group, Inc.	$1,317,977

74,700	Navigators Group, Inc.(b)	4,026,330

135,081	Philadelphia Consolidated Holding Corp.(b)	5,646,386

106,200	SeaBright Insurance Holdings, Inc.(b)	1,856,376

51,238	Selective Insurance Group, Inc.	1,377,277

236,154	United America Indemnity, Ltd., Class A(b)	5,873,150

		28,714,550

Insurance: Multi-Line: 0.92%
135,022	Brooke Corp.	1,996,975

Investment Management Companies: 5.47%
61,300	Affiliated Managers Group, Inc.(a)(b)	7,892,988

89,300	Fortress Investment Group Llc., Class A(a)	2,127,126

10,800	Nuveen Investments, Inc.	671,220

44,300	Waddell & Reed Financial, Inc., Class A	1,152,243

		11,843,577

Real Estate Investment Trusts: 5.38%
89,438	America First Apartment Investors, Inc.(a)	2,213,591

52,300	American Campus Communities, Inc.	1,479,567

81,800	FelCor Lodging Trust, Inc.	2,129,254

178,400	Hersha Hospitality Trust	2,108,688

12,800	Mid-America Apartment Communities, Inc.	671,744

75,800	National Retail Properties, Inc.	1,656,988

82,000	Urstadt Biddle Properties, Inc., Class A	1,394,820

		11,654,652

Savings & Loans: 0.74%
47,414	Citizens First Corp.	627,524

20,200	Guaranty Federal Bancshares, Inc.	608,020

37,100	Westfield Financial, Inc.	369,887

		1,605,431

Shares	Value (Note 3)

Securities Brokerage & Service: 3.30%
50,000	Investment Technology Group, Inc.(b)	$2,166,500

51,800	JMP Group, Inc.(b)	541,310

22,900	KBW, Inc.(b)	672,802

11,800	NYSE Group, Inc.	868,716

38,700	Raymond James Financial, Inc.	1,195,830

102,173	Thomas Weisel Partners Group, Inc.(a)(b)	1,701,181

		7,146,339

	Total Common Stocks (Cost $157,543,162)	205,009,400

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 6.55%
$14,181,345	CitiBank — Nassau 4.640%, due 07/02/07	14,181,345

	Total Short-Term Bank Debt Instruments (Cost $14,181,345)	14,181,345

	Total Investments: 101.19% (excluding investments purchased with cash collateral from securities loaned) (Cost $171,724,507)	219,190,745

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 20.93%

45,341,649	Brown Brothers Investment Trust, Securities Lending Investment Fund(c)	45,341,649

	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $45,341,649)	45,341,649

	Total Investments: 122.12% (Cost $217,066,156)	264,532,394

	Net Other Assets and Liabilities: (22.12)%	(47,907,794)

	Net Assets: 100.00%	$216,624,600

See Notes to Financial Statements	29	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Emerald Banking and Finance Fund

(a) Security, or portion of security, is currently on loan.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 3)

Percentages are stated as a percent of net assets.

June 30, 2007	30	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Emerald Opportunities Fund

Shares		Value (Note 3)

COMMON STOCKS: 90.71%
Auto & Transportation: 1.79%
2,400	The Goodyear Tire & Rubber Co.(a)	$83,424

1,000	Oshkosh Truck Corp.	62,920

1,600	Spartan Motors, Inc.	27,232

		173,576

Consumer Discretionary: 17.24%
4,000	99 Cents Only Stores(a)	52,440

2,000	Bare Escentuals, Inc.(a)	68,300

3,000	CROCS, Inc.(a)	129,090

5,000	GSI Commerce, Inc.(a)(b)(c)	113,550

6,000	Iconix Brand Group, Inc.(a)	133,320

4,000	Jarden Corp.(a)	172,040

2,300	MGM MIRAGE(a)	189,704

4,000	NutirSystem, Inc.(a)(b)(c)	279,360

1,500	Penn National Gaming, Inc.(a)	90,135

500	Sears Holdings Corp.(a)(b)	84,750

1,300	Under Armour, Inc., Class A(a)	59,345

2,000	Urban Outfitters, Inc.(a)	48,060

2,400	ValueClick, Inc.(a)	70,704

1,700	WESCO International, Inc.(a)	102,765

13,000	The Wet Seal, Inc., Class A(a)	78,130

		1,671,693

Consumer Staples: 4.29%
3,000	Altria Group, Inc.(c)	210,420

4,000	Chiquita Brands International, Inc.(a)(b)	75,840

20,000	NutraCea(a)(b)	68,200

2,500	PriceSmart, Inc.	61,825

		416,285

Energy: 4.85%
2,100	Carrizo Oil & Gas, Inc.(a)(b)	87,087

1,500	Chesapeake Energy Corp.(b)	51,900

1,700	Grant Prideco, Inc.(a)	91,511

2,500	Halliburton Co.(c)	86,250

3,000	Petrohawk Energy Corp.(a)(b)	47,580

1,000	Transocean, Inc.(a)	105,980

		470,308

Shares		Value (Note 3)

Financial Services: 8.83%
900	Alliance Data Systems Corp.(a)	$69,552

500	The Blackstone Group L.P.(a)(b)	14,635

1,500	Citigroup, Inc.	76,935

2,500	Dow Jones & Co., Inc.	143,625

4,000	E*Trade Financial Corp.(a)	88,360

30,000	Health Benefits Direct Corp.(a)	70,500

900	Moody’s Corp.	55,980

1,200	Morgan Stanley Group, Inc.	100,656

47,000	WisdomTree Investments, Inc.(a)(b)	235,470

		855,713

Health Care: 9.54%
9,800	ADVENTRX Pharmaceuticals, Inc.(a)	24,892

4,000	Alnylam Pharmaceuticals, Inc.(a)(b)	60,760

2,000	American Medical Systems Holdings, Inc.(a)(b)	36,080

3,000	Array Biopharma, Inc.(a)	35,010

2,100	BioMimetic Therapeutics, Inc.(a)	32,823

6,000	Cardiome Pharma Corp.(a)	55,260

1,500	Celgene Corp.(a)(c)	85,995

4,000	Cepheid, Inc.(a)	58,400

1,000	Digene Corp.(a)	60,050

8,000	Inovio Biomedical Corp.(a)	22,400

3,500	Micrus Endovascular Corp.(a)	86,100

5,000	Myriad Genetics, Inc.(a)(b)	185,950

5,000	Polymedix, Inc.(a)	10,500

1,500	Psychiatric Solutions, Inc.(a)	54,390

3,000	Schering-Plough Corp.	91,320

2,500	Tutogen Medical, Inc.(a)	24,975

		924,905

Materials & Processing: 5.27%
4,000	Apogee Enterprises, Inc.	111,280

3,000	Calgon Carbon Corp.(a)(b)	34,800

1,300	Chicago Bridge & Iron Co. N.V.	49,062

800	Greif, Inc.	47,688

2,400	Harsco Corp.	124,800

3,000	Landec Corp.(a)	40,200

See Notes to Financial Statements	31	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Emerald Opportunities Fund

Shares		Value (Note 3)
Materials & Processing: 5.27%
700	Mettler-Toledo International, Inc.(a)	$66,857

3,000	ParkerVision, Inc.(a)(b)	35,850

		510,537

Producer Durables: 9.13%
5,000	BE Aerospace, Inc.(a)(c)	206,500

20,000	C&D Technologies, Inc.(a)(b)	112,000

1,400	Caterpillar, Inc.	109,620

1,300	FEI Co.(a)	42,198

6,000	General Electric Co.(c)	229,680

1,200	Ladish Co., Inc.(a)	51,600

8,000	Smith & Wesson Holding Corp.(a)(b)	134,000

		885,598

Technology: 28.62%
3,700	ANADIGICS, Inc.(a)	51,023

1,000	Ansoft Corp.(a)	29,490

2,900	Apple, Inc.(a)	353,916

1,800	Bankrate, Inc.(a)	86,256

5,000	Blackboard, Inc.(a)(b)	210,600

1,500	Business Objects SA, ADR(a)(c)(d)	58,260

7,000	Callidus Software, Inc.(a)(c)	56,700

6,700	C-COR, Inc.(a)	94,202

2,000	Ciena Corp.(a)	72,260

2,000	Cisco Systems, Inc.(a)	55,700

1,000	Focus Media Holding, Ltd., ADR(a)(b)(d)	50,500

1,700	Gen-Probe, Inc.(a)	102,714

1,000	Helix Energy Solutions Group, Inc.(a)	39,910

2,000	Hewlett-Packard Co.(c)	89,240

27,000	Internet Capital Group, Inc.(a)(b)	334,800

2,000	LifeCell Corp.(a)(c)	61,080

6,000	Micron Technology, Inc.(a)	75,180

1,000	MICROS Systems, Inc.(a)	54,400

3,000	Microsemi Corp.(a)(b)	71,850

4,500	Moldflow Corp.(a)	98,910

11,000	Motient Corp.(a)(b)	140,580

9,000	Motive, Inc.(a)	24,480

1,000	Novatel Wireless, Inc.(a)	26,020

Shares		Value (Note 3)

7,000	Opsware, Inc.(a)	$66,570

2,700	Oracle Corp.(a)	53,217

10,000	Sangamo Biosciences, Inc.(a)(b)	81,200

6,000	Smith Micro Software, Inc.(a)	90,360

15,000	SourceForge, Inc.(a)(b)	63,300

10,000	TheStreet.com, Inc.	108,800

17,000	UCN, Inc.(a)	73,100

		2,774,618

Utilities: 1.15%
2,000	Comcast Corp., Class A(a)(c)	56,240

10,000	MMC Energy, Inc.(a)	55,000

		111,240

	Total Common Stocks (Cost $7,679,198)	8,794,473

Contracts

OPTIONS PURCHASED: 2.09%
Calls: 1.84%
	Boyd Gaming Corp.

15	Expiration: July 2007 at $55.00	263

	C-COR, Inc.

60	Expiration: December 2007 at $12.50	16,800

	Citrix Systems, Inc.

50	Expiration: July 2007 at $35.00	3,250

50	Expiration: July 2007 at $40.00	375

	CROCS, Inc.

20	Expiration: September 2007 at $37.50	15,200

	Dow Jones & Co., Inc.

20	Expiration: September 2007 at $60.00	2,000

30	Expiration: September 2007 at $65.00	600

	E*Trade Financial Corp.

30	Expiration: July 2007 at $25.00	375

	eBay, Inc.

35	Expiration: October 2007 at $35.00	4,375

	Gen-Probe, Inc.

20	Expiration: July 2007 at $60.00	2,800

10	Expiration: August 2007 at $60.00	3,000

June 30, 2007	32	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Emerald Opportunities Fund

Contracts		Value (Note 3)
Calls: 1.84%
	Google, Inc., Class A

10	Expiration: July 2007 at $510.00	$21,800

5	Expiration: July 2007 at $520.00	7,800

	Hologic, Inc.

40	Expiration: September 2007 at $55.00	18,400

	Intercontinental Exchange, Inc.

10	Expiration: July 2007 at $155.00	3,200

	International Game Technology

15	Expiration: July 2007 at $40.00	1,500

	Internet Capital Group, Inc.

30	Expiration: July 2007 at $10.00	5,250

50	Expiration: October 2007 at $10.00	13,625

	Investment Technology Group, Inc.

25	Expiration: July 2007 at $45.00	2,250

	Jarden Corp.

45	Expiration: July 2007 at $45.00	1,462

	Myriad Genetics, Inc.

40	Expiration: August 2007 at $40.00	3,600

	NutriSystem, Inc.

15	Expiration: July 2007 at $65.00	7,500

	Onyx Pharmaceuticals, Inc.

15	Expiration: July 2007 at $30.00	450

	Opsware, Inc.

20	Expiration: October 2007 at $10.00	2,000

	Oshkosh Truck Corp.

10	Expiration: July 2007 at $60.00	3,700

	Palomar Medical Technologies, Inc.

35	Expiration: November 2007 at $35.00	12,950

	ParkerVision, Inc.

60	Expiration: August 2007 at $12.50	5,850

	Psychiatric Solutions, Inc.

40	Expiration: September 2007 at $35.00	13,800

	Sears Holdings Corp.

10	Expiration: July 2007 at $170.00	2,700

	Shuffle Master, Inc.

10	Expiration: August 2007 at $17.50	675

Contracts		Value (Note 3)

	TD Ameritrade Holding Corp.

20	Expiration: July 2007 at $20.00	$1,500

		179,050

Puts: 0.25%
	Cytyc Corp.

20	Expiration: July 2007 at $40.00	550

	Dendreon Corp.

15	Expiration: August 2007 at $22.50	23,400

		23,950

	Total Options Purchased (Cost $258,070)	203,000

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 4.24%
$410,820	CitiBank — Nassau 4.640%, due 07/02/07	410,820

	Total Short-Term Bank Debt Instruments (Cost $410,820)	410,820

	Total Investments: 97.04% (excluding investments purchased with cash collateral from securities loaned) (Cost $8,348,088)	9,408,293

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 22.57%

2,188,186	Brown Brothers Investment Trust, Securities Lending Investment Fund(e)	2,188,186

	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $2,188,186)	2,188,186

	Total Investments: 119.61% (Cost $10,536,274)	11,596,479

	Net Other Assets and Liabilities: (19.61)%	(1,901,366)

	Net Assets: 100.00%	$9,695,113

See Notes to Financial Statements	33	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Emerald Opportunities Fund

Shares		Value (Note 3)

SCHEDULE OF SECURITIES SOLD SHORT
(2,000)	Arctic Cat, Inc.	$(39,600)

(2,500)	Bel Fuse, Inc., Class B	(85,075)

(2,000)	Boston Scientific Corp.	(30,680)

(7,000)	INVESTools, Inc.	(69,720)

(5,000)	NeuroMetrix, Inc.	(48,550)

(2,500)	NMT Medical, Inc.	(29,700)

(3,000)	Take-Two Interactive Software, Inc.	(59,910)

(10,000)	Tousa, Inc.	(41,900)

	Total Securities Sold Short (Proceeds $435,762)	$(405,135)

(a) Non-income producing security.

(b) Security, or portion of security, is currently on loan.

(c) Security, or portion of security, is being held as a collateral for short sales.

(d) ADR — American Depositary Receipt.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 3)

Percentages are stated as a percent of net assets.

June 30, 2007	34	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Global Emerging Markets Fund

Shares		Value (Note 3)

COMMON STOCKS: 95.13%
Argentina: 0.61%
12,200	Banco Macro SA, ADR(a)	$401,014

Brazil: 9.79%
45,074	Cia Vale do Rio Doce	2,011,389

24,500	GVT Holding SA(b)	425,480

26,700	Lojas Renner SA	495,521

21,284	Petroleo Brasileiro SA, ADR(a)	2,270,577

13,270	Tim Participacoes SA, ADR(a)(d)	457,417

6,708	Unibanco-Uniao de Bancos Brasileiros SA, GDR(c)	757,132

		6,417,516

China: 16.46%
246,000	China Coal Energy Co.(b)	368,723

2,109,442	China Construction Bank Corp.	1,451,402

22,000	China High Speed Transmission Equipment Group Co., Ltd.(b)	19,920

155,000	China Mengniu Dairy Co., Ltd.	534,230

161,000	China Mobile, Ltd.	1,728,559

333,250	China Overseas Land & Investment, Ltd.	519,957

146,000	China Resources Enterprise, Ltd.	548,957

219,579	China Unicom, Ltd.	377,984

1,019,000	CNOOC, Ltd.	1,154,637

1,176,000	Denway Motors, Ltd.	556,476

8,500	Focus Media Holding, Ltd., ADR(a)(b)(d)	429,250

400	Great Wall Motor Co., Ltd.	581

216,457	Hopson Development Holdings, Ltd.	607,636

566,272	Hunan Non-Ferrous Metal Corp., Ltd.	351,965

414,000	Maanshan Iron & Steel	322,974

1,014,000	Shanghai Electric Group Co., Ltd.	456,476

11,500	Sohu.com, Inc.(b)(d)	367,885

65,500	Weichai Power Co., Ltd.	424,705

524,000	Zhejiang Expressway Co., Ltd.	562,252

		10,784,569

Egypt: 1.00%
4,926	Orascom Construction Industries Co., Sponsored ADR(a)	652,695

Hong Kong: 0.02%
14,000	KWG Property Holding, Ltd.(b)	13,035

Shares		Value (Note 3)

Hungary: 0.56%
1,820	Richter Gedeon Nyrt, GDR(c)	$368,550

India: 3.98%
29,600	Dr. Reddy’s Laboratories, Ltd., ADR(a)(d)	477,744

8,000	ICICI Bank, Ltd., Sponsored ADR(a)(d)	393,200

14,500	Patni Computer Systems, Ltd., ADR(a)	365,545

11,747	Satyam Computer Services, Ltd., ADR(a)	290,856

7,476	State Bank of India, GDR(c)	659,383

25,728	Tata Motors, Ltd., Sponsored ADR(a)(d)	422,454

		2,609,182

Indonesia: 2.68%
1,162,415	PT Bank Mandiri	402,053

577,813	PT Bank Rakyat Indonesia	367,728

1,998,500	PT Bumi Resources Tbk	503,220

11,213	PT Telekomunikasi Indonesia, Sponsored ADR(a)(d)	483,280

		1,756,281

Israel: 2.81%
321,132	Israel Discount Bank, Ltd.(b)	662,122

28,600	Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	1,179,750

		1,841,872

Malaysia: 4.03%
189,900	Bumiputra-Commerce Holdings Berhad	643,542

233,800	Gamuda Berhad	545,138

259,300	Genting Berhad	619,616

154,400	Telekom Malaysia Berhad	460,629

112,175	Tenaga Nasional Berhad	370,397

		2,639,322

Mexico: 5.33%
27,203	America Movil SA de CV, ADR, Series L(a)	1,684,682

300,100	Consorcio ARA SAB de CV	483,338

19,530	Fomento Economico Mexicano, SA de CV, Sponsored ADR(a)	767,919

121,500	Grupo Financiero Banorte SA de CV, Class O	556,470

		3,492,409

See Notes to Financial Statements	35	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Global Emerging Markets Fund

Shares		Value (Note 3)
Philippines: 2.48%
1,787,955	Ayala Land, Inc.	$676,524

265,607	Bank of the Philippine Islands	393,386

7,489	Philippine Long Distance Telephone Co.	429,099

2,200	Philippine Long Distance Telephone Co., Sponsored ADR(a)(d)	125,840

		1,624,849

Russia: 9.78%
13,696	LUKOIL, Sponsored ADR(a)	1,043,635

28,100	Magnitogorsk Iron & Steel Works, GDR(b)(c)(d)	359,680

14,500	Mobile TeleSystems, Sponsored ADR(a)	878,265

35,502	OAO Gazprom, Sponsored ADR(a)	1,487,534

3,330	OAO Vimpel-Communications, Sponsored ADR(a)	350,849

5,100	RAO Unified Energy System, GDR, Registered Shares(c)	688,278

286	Sberbank	1,115,400

44,100	VTB Bank OJSC, GDR(b)(c)(d)	484,218

		6,407,859

Singapore: 0.86%
232,000	Cosco Corp. Singapore, Ltd.	566,833

Slovakia: 0.00%(e)
525	Chirana Prema AS(b)	0

South Africa: 3.66%
18,744	Barloworld, Ltd.	522,472

42,679	Harmony Gold Mining Co., Ltd.(b)	605,507

16,339	Impala Platinum Holdings, Ltd.	499,360

12,756	Naspers, Ltd.	328,488

24,354	Sappi, Ltd.	443,627

		2,399,454

South Korea: 15.87%
23,340	Doosan Construction(b)	434,538

11,156	Hana Financial Group, Inc.	544,004

6,953	Hyundai Department Store Co., Ltd.	820,346

8,810	Hyundai Development Co.	627,481

12,057	Kookmin Bank	1,058,422

9,522	LG Corp.	492,153

Shares		Value (Note 3)

5,625	LG Electronics, Inc.	$465,173

3,874	NHN Corp.(b)	706,575

1,196	POSCO	574,147

10,410	Samsung Corp.	510,443

2,516	Samsung Electronics Co., Ltd.	1,541,436

2,073	Samsung Fire & Marine Insurance Co., Ltd.	399,409

14,340	Shinhan Financial Group Co., Ltd.	872,336

1,318	Shinsegae Co., Ltd.	858,836

3,427	SK Corp.(f)	496,580

		10,401,879

Taiwan: 12.79%
368,000	Advanced Semiconductor Engineering, Inc.(b)	501,065

344,738	AU Optronics Corp.	587,395

284,485	Cathay Financial Holding Co., Ltd.	679,488

470,600	Chinatrust Financial Holding Co., Ltd.(b)	366,560

688,858	First Financial Holding Co., Ltd.	490,454

622,772	Fubon Financial Holding Co., Ltd.	568,465

189,464	Hon Hai Precision Industry Co., Ltd.	1,637,187

48,000	MediaTek, Inc.	747,764

257,000	Nan Ya Plastics Corp.	566,141

242,071	Siliconware Precision Industries Co.	514,104

263,000	Taiwan Fertilizer Co., Ltd.	552,151

345,603	Taiwan Semiconductor Manufacturing Co., Ltd.	745,550

425,000	Uni-President Enterprises Corp.	425,440

		8,381,764

Thailand: 0.59%
174,154	Kasikornbank Public Co., Ltd.	385,888

Turkey: 1.83%
24,160	Migros Turk TAS	404,968

78,578	Tofas Turk Otomobil Fabrikasi AS	380,168

61,901	Turkcell Iletisim Hizmetleri AS	417,389

		1,202,525

	Total Common Stocks (Cost $42,896,881)	62,347,496

June 30, 2007	36	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Global Emerging Markets Fund

Shares		Value (Note 3)

INVESTMENT HOLDING COMPANIES: 1.08%
Vietnam: 1.08%
15,000	Vietnam Growth Fund, Ltd.(b)	$446,250

26,000	Vietnam Resource Investments Holdings, Ltd.(b)	260,000

		706,250

	Total Investment Holding Companies (Cost $675,100)	706,250

PREFERRED STOCKS: 2.39%
Brazil: 2.39%
20,934	Banco Bradesco SA, Preference No Par	504,955

43,184	Brasil Telecom Participacoes SA , Preference No Par	522,730

25,494	Cia Energetica de Minas Gerais, Preference	539,220

		1,566,905

	Total Preferred Stocks (Cost $940,245)	1,566,905

Contracts

OPTIONS PURCHASED: 0.01%
Calls: 0.01%

Taiwan: 0.01%
	Taiwan Stock Exchange

25	Expiration: July 2007 at: 9,000	2,357

151	Expiration: July 2007 at: 9,200	4,365

		6,722

	Total Options Purchased (Cost $10,621)	6,722

Shares

RIGHTS: 0.00%(e)
Thailand: 0.00%(e)
47,704	True Corporation Public Co., Ltd., Rights(b)	0

	Total Rights (Cost $0)	0

Par Value		Value (Note 3)

SHORT-TERM BANK DEBT INSTRUMENTS: 0.27%
$178,000	Wachovia Bank — Grand Cayman 4.640%, due 07/02/07	$178,000

	Total Short-Term Bank Debt Instruments (Cost $178,000)	178,000

	Total Investments: 98.88% (excluding investments purchased with cash collateral from securities loaned) (Cost $44,700,847)	64,805,373

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 4.33%

2,835,076	Brown Brothers Investment Trust, Securities Lending Investment Fund(g)	2,835,076

	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $2,835,076)	2,835,076

	Total Investments: 103.21% (Cost $47,535,923)	67,640,449

	Net Other Assets and Liabilities: (3.21)%	(2,105,558)

	Net Assets: 100.00%	$65,534,891

(a) ADR — American Depositary Receipt.

(b) Non-income producing security.

(c) GDR — Global Depositary Receipt.

(d) Security, or portion of security, is currently on loan.

(e) Amount represents less than 0.01%.

(f) Fair valued security.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 3)

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	37	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward International Equity Fund

Shares		Value (Note 3)

COMMON STOCKS: 96.25%
Australia: 1.73%
20,373	AMP, Ltd.	$174,431

23,500	Boral, Ltd.	174,443

76,300	Dyno Nobel, Ltd.	154,383

54,434	Futuris Corp., Ltd.	128,207

36,337	Iluka Resources, Ltd.(a)	189,393

14,800	United Group, Ltd.	208,570

		1,029,427

Austria: 1.38%
5,189	Raiffeisen International Bank Holding AG(a)	819,598

Belgium: 1.19%
7,200	Delhaize Group	707,194

Brazil: 1.80%
11,300	Banco Nossa Caixa SA	180,425

4,627	Companhia de Bebidas das Americas, ADR(b)	323,890

2,500	Petroleo Brasileiro SA, ADR(b)	266,700

59,400	Vivo Participacoes SA, ADR(a)(b)	297,594

		1,068,609

Canada: 0.67%
4,454	Suncor Energy, Inc.	400,504

Czech Republic: 0.99%
11,471	CEZ AS	589,868

Egypt: 0.93%
8,500	Orascom Telecom Holding SAE, GDR, Registered Shares(c)	550,082

France: 3.60%
7,865	Electricite de France	850,073

15,900	Total SA	1,289,143

		2,139,216

Germany: 13.87%
4,379	Allianz SE	1,021,171

12,300	Bayer AG	926,513

10,500	Bayerische Motoren Werke AG	675,757

14,325	DaimlerChrysler AG	1,318,664

23,994	Deutsche Post AG	776,709

10,213	Hypo Real Estate Holding AG	660,072

Shares		Value (Note 3)

46,110	Infineon Technologies AG(d)	$762,143

15,573	Kloeckner & Co. AG(a)	1,122,169

6,795	Siemens AG	973,055

		8,236,253

Greece: 5.51%
25,734	Cosmote Mobile Telecommunications SA	793,918

21,509	National Bank of Greece SA	1,224,710

16,129	Opap SA	569,888

28,901	Vivartia SA	681,627

		3,270,143

Hong Kong: 2.35%
86,000	Hang Lung Properties, Ltd.	296,951

38,200	Jardine Matheson Holdings, Ltd.	909,863

302,000	Pacific Textiles Holdings, Ltd.(d)	187,321

		1,394,135

Italy: 12.02%
83,619	Astaldi SpA	746,658

51,323	Banco Popolare di Verona(a)	1,475,659

72,582	Danieli SpA(a)	1,562,686

20,354	Fondiaria-Sai SpA	720,570

72,103	Marazzi Gruppo Ceramiche SpA	1,163,202

67,700	Mediaset SpA	699,330

86,225	UniCredito Italiano SpA	770,126

		7,138,231

Japan: 10.82%
24,000	Asahi Glass Co., Ltd.	323,602

81	Astellas Pharma, Inc.	3,523

8,400	Century Leasing System, Inc.	117,577

30,000	Daiwa Securities Group, Inc.	318,949

39,000	Fujitsu, Ltd.	287,284

42,000	Fukuoka Financial Group, Inc.(d)	277,669

80,000	Haseko Corp.(d)	236,576

5,600	Ibiden Co., Ltd.	361,332

28,000	Isuzu Motors, Ltd.	151,375

25,000	ITOCHU Corp.	289,485

June 30, 2007	38	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward International Equity Fund

Shares		Value (Note 3)
Japan: 10.82%
9,100	Joint Corp.	$285,666

70,000	Kajima Corp.	292,569

5,400	Komatsu Electronic Metals Co., Ltd.	378,683

26,000	Mitsubishi Electric Corp.	240,850

7,000	Mitsubishi Estate Co., Ltd.	189,914

2,400	Nidec Corp.	140,805

62,000	Nippon Sheet Glass Co., Ltd.	283,033

55,000	The Nishi-Nippon City Bank, Ltd.	201,261

25,000	Nissan Motor Co., Ltd.	267,647

8,000	Ricoh Co., Ltd.	185,091

2,000	SMC Corp.	265,849

27,000	Sumitomo Chemical Co., Ltd.	181,181

23,000	Sumitomo Heavy Industries, Ltd.	260,024

37	Sumitomo Mitsui Financial Group, Inc.	344,929

3,000	T&D Holdings, Inc.	202,602

9,600	Takata Corp.	334,177

		6,421,653

Kazakhstan: 1.06%
28,875	KazMunaiGas Exploration & Production, GDR(c)(d)	630,630

Mexico: 0.84%
5,100	Coca-Cola Femsa, SA de CV, Sponsored ADR(b)	225,828

9,800	Grupo Televisa SA, Sponsored ADR(b)	270,578

		496,406

Netherlands: 1.66%
15,742	Arcelor Mittal	983,129

Norway: 4.80%
717,414	Marine Harvest(d)	774,660

36,729	ScanArc ASA(d)	261,596

30,850	Statoil ASA	957,145

43,900	Telenor ASA(d)	858,108

		2,851,509

Philippines: 0.58%
903,840	Ayala Land, Inc.	341,911

Shares		Value (Note 3)
Russia: 0.96%
4,210	RAO Unified Energy System, GDR, Registered Shares(c)(d)	$568,166

South Korea: 0.94%
5,380	Hana Financial Group, Inc.	261,843

480	Samsung Electronics Co., Ltd.	293,449

		555,292

Spain: 5.05%
8,590	Bankinter SA	768,434

43,138	Corporacion Dermoestetica(d)	675,851

30,906	Sol Melia SA	686,311

39,000	Telefonica SA	867,908

		2,998,504

Sweden: 1.21%
11,150	Modern Times Group AB, Class B	718,644

Switzerland: 2.08%
115	Bank Sarasin & Co., Ltd. AG	489,028

10,416	Julius Baer Holding, Ltd.	745,262

		1,234,290

Taiwan: 0.62%
88,176	Cathay Financial Holding Co., Ltd.	210,490

14,284	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(b)	158,982

		369,472

Thailand: 0.39%
65,400	Bangkok Bank Public Co., Ltd.	230,759

Turkey: 3.46%
184,685	Aksigorta AS	1,096,417

144,371	Turkcell Iletisim Hizmet AS	957,303

		2,053,720

United Kingdom: 15.74%
47,804	Bradford & Bingley Plc	376,438

15,697	Carnival Plc	750,186

82,044	International Power Plc	705,211

190,150	Invista Real Estate Investment Management Holdings Plc(d)	412,390

48,037	Kensington Group Plc	440,656

See Notes to Financial Statements	39	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward International Equity Fund

Shares		Value (Note 3)

United Kingdom: 15.74%
210,256	Old Mutual Plc	$708,481

34,000	Royal Dutch Shell Plc, Class A	1,383,740

29,874	SIG Plc	793,163

21,552	Soco International Plc(d)	830,218

271,882	The Tanfield Group(d)	997,159

94,494	WH Smith Plc	751,618

33,875	Whitbread Plc	1,198,040

		9,347,300

	Total Common Stock (Cost $46,779,345)	57,144,645

MUTUAL FUNDS: 1.61%

32,100	iShares MSCI Canada Index Fund(a)(e)	958,506

	Total Mutual Funds (Cost $670,426)	958,506

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 2.58%
$1,534,377	Bank of America — London 4.640%, due 07/02/07	1,534,377

	Total Short-Term Bank Debt Instruments (Cost $1,534,377)	1,534,377

	Total Investments: 100.44% (excluding investments purchased with cash collateral from securities loaned) (Cost $48,984,148)	59,637,528

Shares		Value (Note 3)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 9.90%

5,875,380	Brown Brothers Investment Trust, Securities Lending Investment Fund(f)	$5,875,380

	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $5,875,380)	5,875,380

	Total Investments: 110.34% (Cost $54,859,528)	65,512,908

	Net Other Assets and Liabilities: (10.34)%	(6,138,895)

	Net Assets: 100.00%	$59,374,013

(a) Security, or portion of security, is currently on loan.

(b) ADR — American Depositary Receipt.

(c) GDR — Global Depositary Receipt.

(d) Non-income producing security.

(e) Investment in others funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 3)

Percentages are stated as a percent of net assets.

June 30, 2007	40	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 3)

COMMON STOCKS: 97.47%
Australia: 5.84%
967,000	A.B.C. Learning Centres, Ltd.(a)	$5,673,189

565,000	ABB Grain, Ltd., Class B	4,358,977

2,607,000	Babcock & Brown Power(a)	7,647,365

1,900,000	Centennial Coal Co., Ltd.(a)	4,880,799

127,100	Incitec Pivot, Ltd.	8,588,129

1,000,000	Metcash, Ltd.(a)	3,815,111

3,200,000	Sigma Pharmaceuticals, Ltd.(a)	5,751,492

952,900	Sunland Group, Ltd.	3,296,114

2,700,000	Timbercorp, Ltd.(a)	4,807,040

650,000	Transfield Services, Ltd.(a)	6,122,406

		54,940,622

Austria: 2.05%
273,750	Century Casinos, Inc., ADC(b)(c)	2,463,880

249,890	Conwert Immobilien Invest AG(b)	4,836,471

65,000	KTM Power Sports AG	4,750,626

133,159	RHI AG(b)	7,286,484

		19,337,461

Belgium: 2.80%
50,599	Bekaert SA	7,454,424

77,461	EVS Broadcast Equipment SA(a)	6,396,286

94,607	Omega Pharma SA(a)	8,224,413

123,959	Telenet Group Holding NV(b)	4,311,763

		26,386,886

Denmark: 1.20%
26,140	SimCorp AS	6,275,425

63,700	TrygVesta AS	5,016,387

		11,291,812

France: 5.57%
91,620	BioMerieux	7,886,624

171,700	Ipsen, Ltd.	8,830,750

43,700	Neopost SA	6,417,929

31,879	Nexans SA	5,341,572

29,880	Seche Environnement(a)	5,479,786

144,633	Sechilienne-Sidec(a)	9,394,245

208,848	Teleperformance(a)	9,115,988

		52,466,894

Shares		Value (Note 3)

Germany: 6.74%
113,389	Bechtle AG	$4,175,834

21,621	Bijou Brigitte Modische Accessoires AG(a)(d)	4,052,932

303,000	D+S Europe AG(b)	4,285,511

110,744	Escada AG(b)	4,908,799

149,400	GEA Group AG(b)	5,178,499

40,260	K+S AG	6,192,798

67,864	Pfeiffer Vacuum Technology AG	6,533,351

377,304	Premiere AG(b)	9,079,604

24,074	Rational AG	4,713,792

123,200	Sfc Smart Fuel Cell AG(b)	4,810,611

51,222	Wincor Nixdorf AG	4,712,826

359,000	Wirecard AG(b)	4,834,608

		63,479,165

Greece: 2.24%
303,814	Greek Postal Savings Bank	7,113,734

399,979	Hellenic Technodomiki Tev SA	5,251,128

191,883	Lamda Development SA	4,072,174

127,060	Piraeus Bank SA	4,653,507

		21,090,543

Hong Kong: 5.96%
27,900,000	Century Sunshine Ecological Technology Holdings, Ltd.	4,602,901

3,108,000	China Infrastructure Machinery Holdings, Ltd.	6,789,012

18,000,000	Foundation Group, Ltd.(b)	3,245,856

2,953,000	Kowloon Development Co., Ltd.	5,899,051

10,000,000	Meadville Holdings, Ltd.(b)	2,519,439

1,000,000	Moulin Global Eyecare Holdings, Ltd.(b)(e)	0

7,548,000	Noble Group, Ltd.	8,481,176

6,750,000	Pacific Basin Shipping, Ltd.	7,596,685

8,500,000	Prime Success International Group, Ltd.	7,065,940

5,000,000	Shun TAK Holdings, Ltd.	7,353,694

10,536,750	Sinolink Worldwide Holdings	2,519,915

		56,073,669

See Notes to Financial Statements	41	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 3)
Ireland: 1.77%
113,000	FBD Holdings Plc	$4,863,504

87,600	FBD Holdings Plc, Class A	592,813

400,000	Kingspan Group Plc	11,212,019

		16,668,336

Italy: 3.92%
448,900	ACEA SpA	9,010,201

725,300	Conafi Prestito SpA(b)	6,773,459

1,269,998	Hera SpA	5,324,245

1,221,737	Impregilo SpA(b)	9,450,128

392,557	Marazzi Gruppo Ceramiche SpA	6,375,697

		36,933,730

Japan: 16.53%
128,444	Askul Corp.(a)	2,321,120

930,000	Citizen Watch Co., Ltd.	8,391,716

617,000	CKD Corp.(a)	6,604,719

400,000	Daimei Telecom Engineering Corp.	4,252,589

340,000	Don Quijote Co., Ltd.(a)	6,820,711

233,084	Fujimi, Inc.(a)	6,133,540

250,000	Hamamatsu Photonics KK	7,857,868

1,300,000	Haseko Corp.(b)	3,853,807

457,000	Hitachi Koki Co., Ltd.	7,831,635

437,000	Izumi Co., Ltd.(a)	7,151,716

291,000	Japan General Estate Co., Ltd.(a)	6,428,589

270,000	Keihin Corp.	5,208,122

1,300,000	Keiyo Bank, Ltd.	7,591,472

881,000	Kitz Corp.	7,684,824

188,000	Lintec Corp.	3,985,218

640,000	Nabtesco Corp.(a)	9,351,147

333,000	Nippon Seiki Co., Ltd.	7,451,086

92,400	Okinawa Electric Power Co., Inc.	5,418,298

2,314	Risa Partners, Inc.(a)	6,314,753

1,300,000	Ryobi, Ltd.	8,700,102

428,711	Shizuoka Gas Co., Ltd.	2,364,221

230,000	Sysmex Corp.(a)	8,499,492

1,910	The Tokyo Star Bank, Ltd.	5,956,873

Shares		Value (Note 3)

350,000	Trans Cosmos, Inc.(a)	$6,722,843

5,930	Xinhua Finance, Ltd.(b)	2,706,729

		155,603,190

Netherlands: 2.22%
303,974	Koninklijke BAM Groep NV(a)	8,631,487

82,077	Nutreco Holding NV	6,015,388

230,638	Unit 4 Agresso NV	6,274,378

		20,921,253

Norway: 2.31%
1,018,140	Acta Holding ASA	5,352,316

457,000	Aker Yards AS	7,982,262

278,800	Yara International ASA	8,415,605

		21,750,183

Portugal: 1.82%
2,322,524	Portucel Empresa Produtora de Pasta e Papel SA	9,430,293

532,639	Sonae Industria SGPS SA(a)(b)	7,749,705

		17,179,998

Singapore: 4.87%
4,214,000	ComfortDelGro Corp., Ltd.	6,001,320

8,200,000	Global Testing Corp., Ltd.(b)	1,821,329

3,230,000	KS Energy Services, Ltd.	7,933,889

2,080,000	Parkway Holdings, Ltd.	5,435,244

1,245,000	Singapore Petroleum Co., Ltd.	4,676,629

6,300,000	Synear Food Holdings, Ltd.	7,449,289

6,500,000	United Test and Assembly Center, Ltd.(b)	4,925,690

2,000,000	UOL Group, Ltd.	7,577,985

		45,821,375

Spain: 2.93%
297,730	Banco Pastor SA	6,116,995

407,885	Grifols SA	8,893,588

509,750	Grupo Empresarial Ence SA	5,954,040

262,882	Indra Sistemas SA	6,589,395

		27,554,018

June 30, 2007	42	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 3)
Sweden: 4.45%
161,000	B&B Tools AB(a)	$5,732,176

652,900	Hexagon AB, Class B(a)	12,649,031

700,548	Kappahl Holding AB	7,912,816

170,750	Oriflame Cosmetics SA	8,051,654

285,200	Saab AB	7,589,543

		41,935,220

Switzerland: 3.17%
9,150	Banque Cantonale Vaudoise	4,719,198

48,843	BKW FMB Energie AG	5,150,207

11,560	Helvetia Holding AG	4,447,974

50,196	Partners Group	6,759,920

362,356	Temenos Group AG(b)	8,721,462

		29,798,761

Turkmenistan: 0.91%
522,000	Burren Energy Plc	8,564,079

United Kingdom: 20.17%
2,300,000	Aegis Group Plc	6,350,657

595,000	Aggreko Plc	6,864,282

813,183	Benfield Group, Ltd.	5,278,553

1,220,000	Bodycote International Plc	6,700,470

525,000	Charter Plc(b)	11,649,564

640,000	CSR Plc(b)	10,069,481

2,249,106	FKI Plc	5,713,320

233,000	Forth Ports Plc	8,632,576

557,000	Hunting Plc	8,193,150

620,000	Inchcape Plc	6,237,600

578,000	Informa Plc	6,470,842

400,000	Interserve Plc	3,815,414

2,625,444	Invista Real Estate Investment Management Holdings Plc(b)	5,693,963

728,888	Laird Group Plc	7,999,062

900,000	Lancashire Holdings, Ltd.(b)	6,171,935

2,000,000	LogicaCMG Plc	6,094,622

1,400,000	Meggitt Plc	8,658,982

456,000	Millennium & Copthorne Hotels Plc	5,878,790

1,438,908	Premier Foods Plc	8,365,072

Shares		Value (Note 3)

2,140,000	PV Crystalox Solar Plc(b)	$6,145,227

2,000,000	QinetiQ Plc	7,460,139

2,700,000	Regus Group Plc	7,319,571

755,000	SCI Entertainment Group Plc(b)	7,754,980

820,000	Serco Group Plc	7,430,519

216,000	Shaftesbury Plc	2,559,139

361,084	SIG Plc	9,629,293

785,000	St. James’s Place Capital Plc	6,731,094

		189,868,297

	Total Common Stocks (Cost $776,349,900)	917,665,492

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 2.77%
$26,062,000	Wachovia Bank — Grand Cayman 4.640%, due 07/02/07	26,062,000

	Total Short-Term Bank Debt Instruments (Cost $26,062,000)	26,062,000

	Total Investments: 100.24% (excluding investments purchased with cash collateral from securities loaned) (Cost $802,411,900)	943,727,492

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 12.27%

115,512,093	Brown Brothers Investment Trust, Securities Lending Investment Fund(f)	115,512,093

	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $115,512,093)	115,512,093

	Total Investments: 112.51% (Cost $917,923,993)	1,059,239,585

	Net Other Assets and Liabilities: (12.51)%	(117,792,524)

	Net Assets: 100.00%	$941,447,061

See Notes to Financial Statements	43	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward International Small Companies Fund

(a) Security, or portion of security, is currently on loan.

(b) Non-income producing security.

(c) ADC — Austrian Depositary Certificates.

(d) Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

(e) Fair valued security.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 3)

Percentages are stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees. Information related to the illiquid security is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
08/31/04 - 04/26/07	Bijou Brigitte Modische Accessoires AG	$4,132,935	$4,052,932	0.43%

June 30, 2007	44	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Progressive Real Estate Fund

Shares		Value (Note 3)

COMMON STOCKS: 84.77%
Health Care: 2.95%
15,000	Alexandria Real Estate Equities, Inc.	$1,452,300

Hotels: 3.36%
20,000	Hospitality Properties Trust	829,800

50,000	Interstate Hotels & Resorts, Inc.(a)	261,000

20,000	Sunstone Hotel Investors, Inc.	567,800

		1,658,600

Industrial: 12.66%
41,350	AMB Property Corp.	2,200,647

40,300	EastGroup Properties, Inc.	1,765,946

40,000	ProLogis	2,276,000

		6,242,593

Office: 8.76%
16,500	Boston Properties, Inc.	1,685,145

21,250	SL Green Realty Corp.(b)	2,632,662

		4,317,807

Residential: 14.48%
36,000	American Campus Communities, Inc.	1,018,440

26,000	Archstone-Smith Trust	1,536,860

10,000	AvalonBay Communities, Inc.	1,188,800

32,200	Boardwalk Real Estate Investment Trust	1,470,575

5,000	Camden Property Trust	334,850

30,000	Education Realty Trust, Inc.	420,900

25,700	Equity Residential	1,172,691

		7,143,116

Retail: 29.22%
31,550	CBL & Associates Properties, Inc.	1,137,377

50,000	Cedar Shopping Centers, Inc.	717,500

26,000	Developers Diversified Realty Corp.	1,370,460

61,800	Feldman Mall Properties, Inc.	704,520

49,100	Kimco Realty Corp.	1,869,237

10,000	Realty Income Corp.(b)	251,900

21,250	Regency Centers Corp.	1,498,125

37,108	Simon Property Group, Inc.	3,452,528

Shares		Value (Note 3)

19,000	Vornado Realty Trust(b)	$2,086,960

32,200	Weingarten Realty Investors, Inc.	1,323,420

		14,412,027

Self Storage: 1.56%
10,000	Public Storage, Inc.	768,200

Specialty: 11.78%
42,000	CB Richard Ellis Group, Inc., Class A(a)	1,533,000

26,128	Crown Castle International Corp.(a)	947,663

10,000	Macquarie Infrastructure Co. Llc	414,800

20,000	Potlatch Corp.	861,000

15,000	Ramco-Gershenson Properties Trust	538,950

31,800	Rayonier, Inc.	1,435,452

2,000	TravelCenters of America Llc(a)	80,900

		5,811,765

	Total Common Stocks (Cost $23,338,481)	41,806,408

PREFERRED STOCKS: 1.39%
Health Care: 1.39%
15,000	LTC Properties, Inc., Preferred Shares, Series E, 8.500%	686,250

	Total Preferred Stocks (Cost $367,833)	686,250

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 13.70%
$6,753,865	CitiBank — Nassau 4.640%, due 07/02/07	6,753,865

	Total Short-Term Bank Debt Instruments (Cost $6,753,865)	6,753,865

	Total Investments: 99.86% (excluding investments purchased with cash collateral from securities loaned) (Cost $30,460,179)	49,246,523

See Notes to Financial Statements	45	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Progressive Real Estate Fund

Shares		Value (Note 3)
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED: 10.20%

5,032,057	Brown Brothers Investment Trust, Securities Lending Investment Fund(c)	$5,032,057

	Total Investments Purchased With Cash Collateral From Securities Loaned (Cost $5,032,057)	5,032,057

	Total Investments: 110.06% (Cost $35,492,236)	54,278,580

	Net Other Assets and Liabilities: (10.06)%	(4,959,920)

	Net Assets: 100.00%	$49,318,660

(a) Non-income producing security.

(b) Security, or portion of security, is currently on loan.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 3)

Percentages are stated as a percent of net assets.

June 30, 2007	46	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Sierra Club Equity Income Fund

Shares		Value (Note 3)

COMMON STOCKS: 91.70%
Banks: 10.04%
11,626	Bank of America Corp.	$568,395

12,000	KeyCorp	411,960

7,500	The PNC Financial Services Group, Inc.	536,850

16,000	U.S. Bancorp	527,200

17,000	Wells Fargo & Co.	597,890

		2,642,295

Biotechnology: 6.01%
10,000	Celgene Corp.(a)	573,300

26,008	Gilead Sciences, Inc.(a)	1,008,330

		1,581,630

Commercial Services & Supplies: 15.98%
5,000	Ceridian Corp.(a)	175,000

10,000	Deluxe Corp.	406,100

10,000	Equifax, Inc.	444,200

10,522	Manpower, Inc.	970,549

11,194	McGraw-Hill Cos., Inc.	762,088

10,000	priceline.com, Inc.(a)	687,400

14,000	Robert Half International, Inc.	511,000

12,000	The Western Union Co.	249,960

		4,206,297

Computers & Peripherals: 5.88%
20,000	Dell, Inc.(a)	571,000

21,894	Hewlett-Packard Co.	976,910

		1,547,910

Diversified Financials: 4.42%
14,000	Mellon Financial Corp.	616,000

8,000	State Street Corp.	547,200

		1,163,200

Diversified Telecommunication Services: 2.50%
13,400	CenturyTel, Inc.	657,270

Food & Drug Retailing: 1.07%
10,000	Kroger Co.	281,300

Health Care Equipment & Supplies: 7.41%
6,000	Baxter International, Inc.	338,040

Shares		Value (Note 3)

10,000	Becton Dickinson & Co.	$745,000

4,800	Edwards Lifesciences Corp.(a)	236,832

10,000	Stryker Corp.	630,900

		1,950,772

Health Care Providers & Services: 6.16%
4,000	Express Scripts, Inc., Class A(a)	200,040

10,000	HLTH Corp.(a)	140,100

15,000	IMS Health, Inc.	481,950

20,000	Sunrise Senior Living, Inc.(a)	799,800

		1,621,890

Hotels, Restaurants & Leisure: 2.71%
18,000	International Game Technology	714,600

Household Products: 2.07%
12,000	The Estee Lauder Companies, Inc., Class A	546,120

Insurance: 3.15%
4,000	Hartford Financial Services Group, Inc.	394,040

7,000	Safeco Corp.	435,820

		829,860

Media: 2.41%
12,000	Omnicom Group, Inc.	635,040

Pharmaceuticals: 0.90%
13,000	Mylan Laboratories, Inc.	236,470

Real Estate: 7.36%
11,000	AMB Property Corp.	585,420

16,000	Kimco Realty Corp.	609,120

6,000	SL Green Realty Corp.	743,340

		1,937,880

Road & Rail: 1.67%
15,000	JB Hunt Transport Services, Inc.	439,800

Software: 4.47%
7,600	Autodesk, Inc.(a)	357,808

25,050	Intuit, Inc.(a)	753,504

3,000	Parametric Technology Corp.(a)	64,830

		1,176,142

See Notes to Financial Statements	47	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Sierra Club Equity Income Fund

Shares		Value (Note 3)
Specialty Retailing: 2.23%
14,000	Fastenal Co.	$586,040

Semiconductor Equipment & Products: 5.26%
15,000	Applied Materials, Inc.	298,050

17,900	Microchip Technology, Inc.	663,016

11,225	Texas Instruments, Inc.	422,397

		1,383,463

	Total Common Stocks (Cost $18,947,231)	24,137,979

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 8.42%
$ 154,175	CitiBank — Nassau 4.640%, due 07/02/07	154,175

2,063,200	Wells Fargo & Co. — Grand Cayman 4.640%, due 07/02/07	2,063,200

	Total Short-Term Bank Debt Instruments (Cost $2,217,375)	2,217,375

	Total Investments: 100.12% (Cost $21,164,606)	26,355,354

	Net Other Assets and Liabilities: (0.12)%	(31,081)

	Net Assets: 100.00%	$26,324,273

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

June 30, 2007	48	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Sierra Club Stock Fund

Shares		Value (Note 3)

COMMON STOCKS: 97.54%
Airlines: 1.00%
32,745	Southwest Airlines Co.	$488,228

Banks: 10.99%
8,795	Bank of America Corp.	429,988

11,400	BB&T Corp.	463,752

11,631	Fifth Third Bancorp	462,565

12,762	KeyCorp	438,120

12,700	National City Corp.	423,164

7,401	Northern Trust Corp.	475,440

6,218	The PNC Financial Services Group, Inc.	445,084

13,200	Regions Financial Corp.	436,920

5,700	SunTrust Banks, Inc.	488,718

13,632	U.S. Bancorp	449,174

8,228	Wachovia Corp.	421,685

12,988	Wells Fargo & Co.	456,788

		5,391,398

Biotechnology: 3.96%
10,400	Biogen Idec, Inc.(a)	556,400

8,000	Celgene Corp.(a)	458,640

7,452	Genzyme Corp.(a)	479,909

11,502	Gilead Sciences, Inc.(a)	445,932

		1,940,881

Commercial Services & Supplies: 5.86%
10,300	Automatic Data Processing, Inc.	499,241

13,843	First Data Corp.	452,251

7,400	McGraw-Hill Cos., Inc.	503,792

7,284	Moody’s Corp.	453,065

12,716	Paychex, Inc.	497,450

22,543	The Western Union Co.	469,570

		2,875,369

Communications Equipment: 2.07%
21,800	Juniper Networks, Inc.(a)	548,706

10,700	QUALCOMM, Inc.	464,273

		1,012,979

Shares		Value (Note 3)

Computers & Peripherals: 6.49%
5,158	Apple, Inc.(a)	$629,482

19,380	Dell, Inc.(a)	553,299

31,336	EMC Corp.(a)	567,182

10,928	Hewlett-Packard Co.	487,607

15,700	Network Appliance, Inc.(a)	458,440

92,199	Sun Microsystems, Inc.(a)	484,967

		3,180,977

Diversified Financials: 11.12%
8,037	American Express Co.	491,704

3,007	Bear Stearns Cos., Inc.	420,980

6,399	Capital One Financial Corp.	501,938

23,546	The Charles Schwab Corp.	483,164

13,330	Countrywide Financial Corp.	484,545

8,214	Fannie Mae	536,621

3,625	Franklin Resources, Inc.	480,204

7,552	Freddie Mac	458,406

11,696	Mellon Financial Corp.	514,624

10,744	SLM Corp.	618,639

6,742	State Street Corp.	461,153

		5,451,978

Diversified Telecommunication Services: 0.99%
7,184	ALLTEL Corp.	485,279

Food & Drug Retailing: 2.72%
13,042	CVS/Caremark Corp.	475,381

15,468	Kroger Co.	435,115

9,690	Walgreen Co.	421,902

		1,332,398

Food Products: 1.87%
8,578	The Hershey Co.	434,218

8,764	Wm. Wrigley Jr., Co.	484,737

		918,955

Health Care Equipment & Services: 4.75%
8,306	Baxter International, Inc.	467,960

6,431	Becton Dickinson & Co.	479,110

See Notes to Financial Statements	49	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Sierra Club Stock Fund

Shares		Value (Note 3)
Health Care Equipment & Services: 4.75%
30,305	Boston Scientific Corp.(a)	$464,879

11,552	St. Jude Medical, Inc.(a)	479,292

6,980	Stryker Corp.	440,368

		2,331,609

Health Care Providers Equipment & Services: 5.85%
6,817	Cardinal Health, Inc.	481,553

9,222	CIGNA Corp.	481,573

10,800	Express Scripts, Inc., Class A(a)	540,108

6,200	Medco Health Solutions, Inc.(a)	483,538

8,500	UnitedHealth Group, Inc.	434,690

5,600	WellPoint, Inc.(a)	447,048

		2,868,510

Hotels, Restaurants & Leisure: 5.89%
5,273	Harrah’s Entertainment, Inc.	449,576

11,264	International Game Technology	447,181

6,100	Las Vegas Sands Corp.(a)	465,979

7,500	MGM MIRAGE(a)	618,600

17,500	Starbucks Corp.(a)	459,200

6,700	Starwood Hotels & Resorts Worldwide, Inc.	449,369

		2,889,905

Insurance: 5.93%
7,755	ACE, Ltd.	484,843

9,357	Aflac, Inc.	480,950

8,604	Chubb Corp.	465,820

4,608	The Hartford Financial Services Group, Inc.	453,934

20,494	Progressive Corp.	490,421

6,285	XL Capital, Ltd., Class A	529,763

		2,905,731

Internet & Catalog Retail: 3.38%
10,861	Amazon.com, Inc.(a)	743,001

15,649	eBay, Inc.(a)	503,585

11,900	IAC/InterActiveCorp(a)	411,859

		1,658,445

Shares		Value (Note 3)
Internet Software & Services: 2.01%
1,000	Google, Inc., Class A(a)	$523,380

17,130	Yahoo!, Inc.(a)	464,737

		988,117

IT Consulting & Services: 1.83%
6,000	Cognizant Technology Solutions Corp.(a)	450,540

16,133	Electronic Data Systems Corp.	447,368

		897,908

Leisure Equipment & Products: 0.96%
9,900	Electronic Arts, Inc.(a)	468,468

Media: 3.80%
17,007	Comcast Corp., Class A(a)	478,237

10,200	EchoStar Communications Corp.(a)	442,374

4,100	Liberty Capital Corp., Class A(a)	482,488

8,728	Omnicom Group, Inc.	461,886

		1,864,985

Multiline Retail: 0.98%
8,235	Costco Wholesale Corp.	481,912

Real Estate: 4.46%
8,700	Archstone-Smith Trust	514,257

4,000	Boston Properties, Inc.	408,520

20,200	Host Hotels & Resorts, Inc.	467,024

9,400	Kimco Realty Corp.	357,858

5,700	Public Storage	437,874

		2,185,533

Semiconductor Equipment & Products: 4.11%
12,815	Analog Devices, Inc.	482,357

24,421	Applied Materials, Inc.	485,245

8,900	KLA-Tencor Corp.	489,055

14,891	Texas Instruments, Inc.	560,348

		2,017,005

Software: 4.80%
10,614	Adobe Systems, Inc.(a)	426,152

17,127	CA, Inc.	442,391

16,026	Microsoft Corp.	472,286

June 30, 2007	50	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Sierra Club Stock Fund

Shares		Value (Note 3)
Software: 4.80%
24,368	Oracle Corp.(a)	$480,293

26,364	Symantec Corp.(a)	532,553

		2,353,675

Specialty Retail: 1.72%
10,958	Bed Bath & Beyond, Inc.(a)	394,378

9,600	Best Buy Co., Inc.	448,032

		842,410

	Total Common Stocks (Cost $42,331,016)	47,832,655

MUTUAL FUNDS: 0.99%
23,451	PowerShares Wilderhill Clean Energy Portfolio(b)	485,436

	Total Mutual Funds (Cost $428,277)	485,436

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 1.42%
$ 41,263	Brown Brothers Harriman & Co. — Grand
	Cayman 4.640%, due 07/02/07	41,263

655,837	Wells Fargo & Co. — Grand Cayman 4.640%, due 07/02/07	655,837

	Total Short-Term Bank Debt Instruments (Cost $697,100)	697,100

	Total Investments: 99.95% (Cost $43,456,393)	49,015,191

	Net Other Assets and Liabilities: 0.05%	22,828

	Net Assets: 100.00%	$49,038,019

(a) Non-income producing security.

(b) Investment in others funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act 1940.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	51	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 3)

MUNICIPAL BONDS: 111.92%
California: 20.53%
$1,000,000	Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Revenue Bonds, Sr. Series A-1 5.125%, 06/01/47(a)	$971,020

1,000,000	Los Angeles Regional Airports Improvement Corp., Lease Revenue Bonds, Series C 7.500%, 12/01/24(a)(b)	1,124,030

		2,095,050

Colorado: 4.82%
500,000	Denver City & County, Special Facilities Airport Revenue Bonds (United Airlines Project), Series A 5.250%, 10/01/32	492,330

Florida: 9.27%
1,000,000	Florida Housing Finance Corp., Revenue Bonds, Series G 4.700%, 07/01/37(a)	945,630

Illinois: 4.88%
500,000	Chicago O’Hare International Airport, Special Facilities Revenue Bonds (American Airlines, Inc. Project) 5.500%, 12/01/30(a)	498,145

Kentucky: 9.66%
1,000,000	Kentucky Housing Corp., Housing Revenue Bonds, Series U 4.850%, 07/01/27(a)	986,140

Minnesota: 5.86%
500,000	Becker Minnesota, Pollution Control Revenue Bonds (Northern States Power Co), Series A 8.500%, 03/01/19(a)	597,670

Missouri: 2.92%
300,000	Branson Regional Airport Transportation Development District, Airport Revenue Bonds, Series B 6.000%, 07/01/37(a)	297,522

New Jersey: 24.53%
1,000,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project) 9.000%, 06/01/33(a)(b)	1,222,980

Principal Amount		Value (Note 3)

$2,500,000	Tobacco Settlement Financing Corp., Capital Appreciation Revenue Bonds, Series 1B Zero Coupon, 06/01/41(a)	$378,000

931,000	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A 4.500%, 06/01/23(a)	902,148

		2,503,128

New York: 9.44%
500,000	New York City Industrial Development Agency, Special Facilities Revenue Bonds (1990 American Airlines, Inc. Project) 5.400%, 07/01/19(a)	493,925

500,000	Port Authority New York & New Jersey, Revenue Bonds (INS - Ambac Assurance Corp.), Taxable 5.750%, 11/01/32(a)	468,950

		962,875

Pennsylvania: 7.34%
750,000	Allegheny County Hospital Development Authority, Revenue Bonds (Health System Western Pennsylvania), Series A 5.375%, 11/15/40(a)	749,250

Rhode Island: 4.76%
7,000,000	Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds, Series A Zero Coupon, 06/01/52(a)	485,870

Tennessee: 7.91%
820,000	Tennessee Housing Development Agency, Revenue Bonds, Homeownership Project, Series 2006-3 4.800%, 07/01/26(a)	806,946

	Total Municipal Bonds (Amortized Cost $11,656,199)	11,420,556

June 30, 2007	52	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 3)

CORPORATE BONDS: 74.27%
Consumer Discretionary: 29.77%
$750,000	Ford Capital B.V., Gtd. Deb. 9.500%, 06/01/10(a)	$765,000

	General Motors Corp., Notes

750,000	7.200%, 01/15/11(a)	722,812

500,000	9.400%, 07/15/21, Deb.(a)	491,250

300,000	KB Home & Broad Home Corp., Notes 6.375%, 08/15/11(a)	286,500

750,000	KB Home, Sr. Sub. Notes 9.500%, 02/15/11(a)	772,500

		3,038,062

Energy: 22.78%
500,000	Anadarko Finance Co., Gtd. Notes, Series B 7.500%, 05/01/31(a)	538,764

500,000	Enterprise Products Operating LP, Gtd. Jr. Sub. Notes 8.375%, 08/01/66(a)(b)	534,479

500,000	KN Capital Trust III, Gtd. Capital Securities 7.630%, 04/15/28(a)	471,315

300,000	NGC Corp. Capital Trust, Gtd. Sub. Capital Income Securities, Series B 8.316%, 06/01/27(a)	276,750

500,000	Southern Union Co., Jr. Sub. Notes, Series A 7.200%, 11/01/66(a)(b)	503,160

		2,324,468

Financials: 11.75%
500,000	Ford Motor Credit Co., Sr. Notes 9.875%, 08/10/11(a)	525,256

190,000	General Motors Acceptance Corp., Llc, Notes 6.310%, 07/16/07(a)(b)	190,006

500,000	Residential Capital Llc, Gtd. Notes 6.500%, 04/17/13	483,861

		1,199,123

Industrial: 4.83%
500,000	Continental Airlines, Inc., Unsub. Notes 8.750%, 12/01/11(a)	492,500

Principal Amount		Value (Note 3)

Utility: 5.14%
$500,000	Mirant Americas Generation Llc, Unsec., Sr. Notes 8.500%, 10/01/21(a)	$525,000

	Total Corporate Bonds (Amortized Cost $7,635,344)	7,579,153

Shares

PREFERRED STOCKS: 8.09%
Financials: 8.09%
1,300	BAC Capital Trust I, Callable Preferred Shares 7.000%, 12/15/31(a)	32,577
20,000	Citigroup Capital VII, Callable Preferred Shares 7.125%, 07/31/31(a)	503,600

10,000	Fleet Capital Trust VIII, Callable Preferred Shares 7.200%, 03/15/32(a)	251,700

1,500	XL Capital Ltd., Perpetual Callable Preferred Shares, Series B 7.625%(a)	37,575

	Total Preferred Stocks (Cost $832,438)	825,452

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 4.42%

$ 451,381	Wachovia Bank — Grand Cayman 4.640%, due 07/02/07	451,381

	Total Short-Term Bank Debt Instruments (Cost $451,381)	451,381

	Total Investments: 198.70% (Amortized Cost $20,575,362)	20,276,542

	Net Other Assets and Liabilities: (98.70)%	(10,071,850)

	Net Assets: 100.00%	$10,204,692

See Notes to Financial Statements	53	June 30, 2007

Portfolio of Investments (Note 11) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 3)

SCHEDULE OF SECURITIES SOLD SHORT

$ (500,000)	Alcoa, Inc., Notes, 5.950%, 02/01/37	$(466,828)

(500,000)	Countrywide Financial Corp., Sub. Notes, 6.250%, 05/15/16	(491,874)

(500,000)	DaimlerChrysler North America Holding Corp., Gtd. Notes, 6.500%, 11/15/13	(517,067)

(500,000)	The Dow Chemical Co., Unsec. Notes, 6.000%, 10/01/12	(505,762)

(500,000)	Exelon Corp., Sr. Unsec. Notes, 5.625%, 06/15/35	(448,178)

(1,500,000)	Federal National Mortgage Association, Unsec., Benchmark Notes, 4.125%, 04/15/14	(1,396,402)

(1,000,000)	The May Department Stores Co., Unsec. Notes, 5.750%, 07/15/14	(959,955)

(250,000)	Reliant Energy, Inc., Gtd. Notes, 6.750%, 12/15/14	(256,250)

(500,000)	Safeway, Inc., Sr., Unsec. Deb., Notes, 7.250%, 02/01/31	(518,119)

(500,000)	Toll Brothers Finance Corp., Gtd. Sr. Notes, 5.150%, 05/15/15	(451,837)

(500,000)	TXU Corp., Sr. Notes, Series Q, 6.500%, 11/15/24	(415,929)

(1,500,000)	U.S. Treasury Bonds, 4.625%, 11/15/16	(1,454,181)

(1,500,000)	United States Treasury Bills, Discount Notes, 10/04/07	(1,481,811)

	Total Securities Sold Short (Amortized Proceeds $9,589,513)	$(9,364,193)

(a) Security, or portion of security, is being held as collateral for short sales.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2007.

Percentages are stated as a percent of the net assets.

Investment Abbreviations:
Deb.	— Debentures
Gtd.	— Guaranteed
INS	— Insurer
Jr.	— Junior
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated

June 30, 2007	54	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD LARGE CAP EQUITY FUND	FORWARD EMERALD GROWTH FUND
ASSETS:
Investments, at value(a)	$18,559,277	$241,759,952
Receivable for investments sold	0	2,048,926
Receivable for shares sold	25,125	134,971
Interest and dividends receivable	20,535	44,468
Other assets	28,996	30,992

Total Assets	18,633,933	244,019,309

LIABILITIES:
Payable for investments purchased	0	4,144,754
Payable for shares redeemed	0	208,506
Payable for collateral upon return of securities loaned	402,715	40,129,660
Payable to advisor	5,482	122,350
Payable for distribution and service fees	3,388	62,634
Payable to trustees	609	4,910
Payable for chief compliance officer fee	125	3,481
Accrued expenses and other liabilities	12,473	59,067

Total Liabilities	424,792	44,735,362

NET ASSETS	$18,209,141	$199,283,947

NET ASSETS CONSIST OF:
Paid-in capital (Note 8)	$16,436,462	$136,944,371
Accumulated net investment income/(loss)	54,320	(972,698)
Accumulated net realized gain on investments	216,400	10,632,994
Net unrealized appreciation on investments	1,501,959	52,679,280

TOTAL NET ASSETS	$18,209,141	$199,283,947

INVESTMENTS, AT COST	$17,057,318	$189,080,672

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$11.34
Net Assets	$6,469,471
Shares of beneficial interest outstanding	570,321
Class A:
Net Asset Value, offering and redemption price per share	$11.32	$15.32
Net Assets	$11,739,670	$189,039,585
Shares of beneficial interest outstanding	1,036,810	12,338,685
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$12.01	$16.25
Class C:
Net Asset Value, offering and redemption price per share		$14.61
Net Assets		$10,244,362
Shares of beneficial interest outstanding		701,236

(a) At June 30, 2007, securities with a market value of $391,828 and $38,970,119, respectively, were on loan to brokers.

See Notes to Financial Statements	55	June 30, 2007

Statement of Assets and Liabilities (Unaudited)

	FORWARD HOOVER SMALL CAP EQUITY FUND	FORWARD HOOVER MINI-CAP FUND
ASSETS:
Investments, at value(a)	$666,562,005	$127,778,159
Receivable for investments sold	14,500,181	4,807,102
Receivable for shares sold	617,271	0
Interest and dividends receivable	313,195	36,300
Other assets	79,654	23,396

Total Assets	682,072,306	132,644,957

LIABILITIES:
Payable for investments purchased	12,156,939	2,556,726
Payable for shares redeemed	1,560,106	39,447
Payable for collateral upon return of securities loaned	58,432,715	16,622,555
Payable to advisor	535,856	89,021
Payable for distribution and service fees	123,351	2,474
Payable to trustees	12,223	2,236
Payable for chief compliance officer fee	9,332	2,096
Accrued expenses and other liabilities	179,127	13,026

Total Liabilities	73,009,649	19,327,581

NET ASSETS	$609,062,657	$113,317,376

NET ASSETS CONSIST OF:
Paid-in capital (Note 8)	$459,784,932	$87,408,573
Accumulated net investment loss	(2,476,555)	(269,545)
Accumulated net realized gain on investments	66,928,437	12,240,596
Net unrealized appreciation on investments	84,825,843	13,937,752

TOTAL NET ASSETS	$609,062,657	$113,317,376

INVESTMENTS, AT COST	$581,736,162	$113,840,407

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$22.93	$20.81
Net Assets	$419,139,191	$10,027,327
Shares of beneficial interest outstanding	18,275,126	481,738
Institutional Class:
Net Asset Value, offering and redemption price per share	$23.49	$21.24
Net Assets	$173,695,188	$103,290,049
Shares of beneficial interest outstanding	7,394,494	4,861,874
Class A:
Net Asset Value, offering and redemption price per share	$22.97
Net Assets	$16,228,278
Shares of beneficial interest outstanding	706,536
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$24.37

(a) At June 30, 2007, securities with a market value of $56,267,964 and $15,651,141, respectively, were on loan to brokers.

June 30, 2007	56	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD LEGATO FUND	FORWARD EMERALD BANKING AND FINANCE FUND
ASSETS:
Investments, at value(a)	$8,294,228	$264,532,394
Receivable for investments sold	20,019	1,461,503
Receivable for shares sold	0	69,580
Interest and dividends receivable	3,711	183,481
Other assets	2,512	40,388

Total Assets	8,320,470	266,287,346

LIABILITIES:
Payable for investments purchased	6,265	2,914,557
Payable for shares redeemed	0	1,042,436
Payable for collateral upon return of securities loaned	0	45,341,649
Payable to advisor	4,650	174,784
Payable for distribution and service fees	2,437	111,838
Payable to trustees	216	5,267
Payable for chief compliance officer fee	232	4,260
Accrued expenses and other liabilities	11,316	67,955

Total Liabilities	25,116	49,662,746

NET ASSETS	$8,295,354	$216,624,600

NET ASSETS CONSIST OF:
Paid-in capital (Note 8)	$6,018,221	$151,872,925
Accumulated net investment loss	(24,030)	(312,849)
Accumulated net realized gain on investments	544,652	17,598,286
Net unrealized appreciation on investments	1,756,511	47,466,238

TOTAL NET ASSETS	$8,295,354	$216,624,600

INVESTMENTS, AT COST	$6,537,717	$217,066,156

PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$13.59	$27.53
Net Assets	$8,295,354	$131,121,420
Shares of beneficial interest outstanding	610,451	4,762,529
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.42	$29.21
Class C:
Net Asset Value, offering and redemption price per share		$26.39
Net Assets		$85,503,180
Shares of beneficial interest outstanding		3,240,230

(a) At June 30, 2007, securities with a market value of $0 and $43,696,605, respectively, were on loan to brokers.

See Notes to Financial Statements	57	June 30, 2007

Statement of Assets and Liabilities (Unaudited)

	FORWARD EMERALD OPPORTUNITIES FUND	FORWARD GLOBAL EMERGING MARKETS FUND
ASSETS:
Investments, at value(a)	$11,596,479	$67,640,449
Foreign currency, at value (Cost $0 and $301,772, respectively)	0	304,430
Deposit with broker for securities sold short and option contracts	212,833	0
Receivable for investments sold	782,274	1,914,790
Receivable for shares sold	0	15,846
Interest and dividends receivable	6,904	225,722
Other assets	38,741	18,098

Total Assets	12,637,231	70,119,335

LIABILITIES:
Payable to custodian	0	156
Securities sold short (Proceeds $435,762 and $0, respectively)	405,135	—
Payable for investments purchased	319,705	1,633,300
Payable for shares redeemed	16,813	15,315
Payable for collateral upon return of securities loaned	2,188,186	2,835,076
Payable to advisor	457	40,476
Payable for distribution and service fees	5,055	4,116
Payable to trustees	312	1,539
Payable for chief compliance officer fee	213	987
Payable to ReFlow	0	1,078
Accrued expenses and other liabilities	6,242	52,401

Total Liabilities	2,942,118	4,584,444

NET ASSETS	$9,695,113	$65,534,891

NET ASSETS CONSIST OF:
Paid-in capital (Note 8)	$15,425,789	$44,455,419
Accumulated net investment income/(loss)	(44,662)	219,600
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(6,776,846)	749,473
Net unrealized appreciation on investments, options, securities sold short and translation of assets and liabilities in foreign currencies	1,090,832	20,110,399

TOTAL NET ASSETS	$9,695,113	$65,534,891

INVESTMENTS, AT COST	$10,536,274	$47,535,923

PRICING OF SHARES
Investor Class:
Net Asset Value, offering, and redemption price per share		$26.50
Net Assets		$17,337,526
Shares of beneficial interest outstanding		654,340
Institutional Class:
Net Asset Value, offering and redemption price per share		$26.64
Net Assets		$48,197,365
Shares of beneficial interest outstanding		1,809,130
Class A:
Net Asset Value, offering and redemption price per share	$9.57
Net Assets	$7,363,890
Shares of beneficial interest outstanding	769,752
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.15
Class C:
Net Asset Value, offering and redemption price per share	$9.25
Net Assets	$2,331,223
Shares of beneficial interest outstanding	251,927

(a) At June 30, 2007, securities with a market value of $2,124,982 and $2,805,025, respectively, were on loan to brokers.

June 30, 2007	58	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD INTERNATIONAL EQUITY FUND	FORWARD INTERNATIONAL SMALL COMPANIES FUND
ASSETS:
Investments, at value(a)	$65,512,908	$1,059,239,585
Cash	0	856
Foreign currency, at value (Cost $203,220 and $1,198,753, respectively)	203,933	1,201,395
Receivable for investments sold	15,158	5,515,367
Receivable for shares sold	83,768	1,376,081
Interest and dividends receivable	124,985	1,827,664
Other assets	14,649	111,416

Total Assets	65,955,401	1,069,272,364

LIABILITIES:
Payable for investments purchased	598,701	10,875,557
Payable for shares redeemed	17,788	279,243
Payable for collateral upon return of securities loaned	5,875,380	115,512,093
Payable to advisor	32,232	903,607
Payable for distribution and service fees	9,665	99,053
Payable to trustees	690	9,973
Payable for chief compliance officer fee	472	9,668
Accrued expenses and other liabilities	46,460	136,109

Total Liabilities	6,581,388	127,825,303

NET ASSETS	$59,374,013	$941,447,061

NET ASSETS CONSIST OF:
Paid-in capital (Note 8)	$44,870,955	$740,967,288
Accumulated net investment income	686,189	6,845,143
Accumulated net realized gain on investments and foreign currency transactions	3,165,697	52,341,455
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	10,651,172	141,293,175

TOTAL NET ASSETS	$59,374,013	$941,447,061

INVESTMENTS, AT COST	$54,859,528	$917,923,993

PRICING OF SHARES
Investor Class:
Net Asset Value, offering, and redemption price per share	$20.99	$20.92
Net Assets	$48,869,145	$346,552,240
Shares of beneficial interest outstanding	2,327,898	16,568,827
Institutional Class:
Net Asset Value, offering, and redemption price per share	$21.00	$21.02
Net Assets	$10,504,868	$589,679,692
Shares of beneficial interest outstanding	500,250	28,047,851
Class A:
Net Asset Value, offering, and redemption price per share		$20.94
Net Assets		$5,215,129
Shares of beneficial interest outstanding		249,010
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)		$22.22

(a) At June 30, 2007, securities with a market value of $5,624,729 and $109,848,938, respectively, were on loan to brokers.

See Notes to Financial Statements	59	June 30, 2007

Statement of Assets and Liabilities (Unaudited)

	FORWARD PROGRESSIVE REAL ESTATE FUND	SIERRA CLUB EQUITY INCOME FUND
ASSETS:
Investments, at value(a)	$54,278,580	$26,355,354
Receivable for shares sold	17,186	0
Interest and dividends receivable	113,251	19,697
Other assets	13,629	3,765

Total Assets	54,422,646	26,378,816

LIABILITIES:
Payable for shares redeemed	4,011	0
Payable for collateral upon return of securities loaned	5,032,057	—
Payable to advisor	35,496	25,703
Payable for distribution and service fees	11,693	4,582
Payable to trustees	650	1,284
Payable for chief compliance officer fee	850	705
Payable to ReFlow	0	484
Accrued expenses and other liabilities	19,229	21,785

Total Liabilities	5,103,986	54,543

NET ASSETS	$49,318,660	$26,324,273

NET ASSETS CONSIST OF:
Paid-in capital (Note 8)	$26,416,128	$21,115,050
Accumulated net investment income/(loss)	46,716	(41,904)
Accumulated net realized gain on investments	4,069,456	60,379
Net unrealized appreciation on investments	18,786,360	5,190,748

TOTAL NET ASSETS	$49,318,660	$26,324,273

INVESTMENTS, AT COST	$35,492,236	$21,164,606

PRICING OF SHARES
Investor Class:
Net Asset Value, offering, and redemption price per share	$19.56	$12.32
Net Assets	$49,318,660	$26,324,273
Shares of beneficial interest outstanding	2,521,621	2,137,447

(a) At June 30, 2007, securities with a market value of $4,921,745 were on loan to brokers for Forward Progressive Real Estate Fund.

June 30, 2007	60	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	SIERRA CLUB STOCK FUND	FORWARD LONG/SHORT CREDIT ANALYSIS FUND
ASSETS:
Investments, at value	$49,015,191	$20,276,542
Receivable for shares sold	14,691	0
Interest and dividends receivable	40,787	301,613
Other assets	22,714	21,331

Total Assets	49,093,383	20,599,486

LIABILITIES:
Securities sold short (Proceeds $0 and $9,589,513, respectively)	—	9,364,193
Payable for deposit with broker for securities sold short	—	897,855
Payable for interest on short sales	—	101,403
Payable for shares redeemed	3,049	0
Payable to advisor	24,513	3,616
Payable for distribution and service fees	11,649	0
Payable for chief compliance officer fee	423	1,208
Payable to trustees	776	242
Accrued expenses and other liabilities	14,954	26,277

Total Liabilities	55,364	10,394,794

NET ASSETS	$49,038,019	$10,204,692

NET ASSETS CONSIST OF:
Paid-in capital (Note 8)	$43,488,990	$10,304,500
Accumulated net investment income	23,915	198,617
Accumulated net realized loss on investments	(33,684)	(224,925)
Net unrealized appreciation/(depreciation) on investments and securities sold short	5,558,798	(73,500)

TOTAL NET ASSETS	$49,038,019	$10,204,692

INVESTMENTS, AT COST	$43,456,393	$20,575,362

PRICING OF SHARES
Investor Class:
Net Asset Value, offering, and redemption price per share	$12.25
Net Assets	$36,477,975
Shares of beneficial interest outstanding	2,977,128
Class A:
Net Asset Value, offering, and redemption price per share	$12.25	$9.90
Net Assets	$12,560,044	$10,204,692
Shares of beneficial interest outstanding	1,025,077	1,030,563
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.00	$10.50

See Notes to Financial Statements	61	June 30, 2007

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2007

	FORWARD LARGE CAP EQUITY FUND	FORWARD EMERALD GROWTH FUND
INVESTMENT INCOME:
Interest	$12,789	$101,823
Dividends	136,976	128,199
Securities lending income	64	122,827

Total Investment Income	149,829	352,849

EXPENSES:
Investment advisory fee	55,217	721,521
Administrative fee	5,793	55,413
Custodian fee	2,402	18,245
Legal and audit fee	18,318	30,788
Transfer agent fee	1,397	40,918
Trustees’ fees and expenses	4,224	9,926
Registration/filing fees	3,398	18,100
Report to shareholder and printing fees	7,070	45,018
Distribution and service fees
Class A	19,187	318,325
Class C	—	52,528
Chief compliance officer fee	362	6,335
Other	2,911	8,430

Total expenses before waiver	120,279	1,325,547
Less fees waived/reimbursed by investment advisor	(24,097)	0

Total net expenses	96,182	1,325,547

NET INVESTMENT INCOME/(LOSS):	53,647	(972,698)

Net realized gain on investments	216,400	10,384,939
Net change in unrealized appreciation on investments	1,102,736	9,353,227

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,319,136	19,738,166

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,372,783	$18,765,468

June 30, 2007	62	See Notes to Financial Statements

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2007

	FORWARD HOOVER SMALL CAP EQUITY FUND	FORWARD HOOVER MINI-CAP FUND
INVESTMENT INCOME:
Interest	$349,681	$139,622
Dividends	1,485,058	268,992
Securities lending income	92,361	20,265

Total Investment Income	1,927,100	428,879

EXPENSES:
Investment advisory fee	2,979,177	576,873
Administrative fee	157,246	32,679
Custodian fee	33,898	18,161
Legal and audit fee	63,671	29,651
Transfer agent fee	173,974	11,500
Trustees’ fees and expenses	27,205	7,421
Registration/filing fees	20,775	15,418
Report to shareholder and printing fees	179,772	9,960
Distribution and service fees
Investor Class	700,339	15,074
Class A	19,103	—
Repayment of reimbursed expenses	108,231	12,748
ReFlow fees (Note 3)	10,824	222
Chief compliance officer fee	17,684	3,740
Other	27,198	8,980

Total expenses before waiver	4,519,097	742,427
Less fees waived/reimbursed by investment advisor	0	(35,129)

Total net expenses	4,519,097	707,298

NET INVESTMENT LOSS:	(2,591,997)	(278,419)

Net realized gain on investments	48,772,015	8,247,389
Net change in unrealized appreciation on investments	18,910,049	812,030

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	67,682,064	9,059,419

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,090,067	$8,781,000

See Notes to Financial Statements	63	June 30, 2007

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2007

	FORWARD LEGATO FUND	FORWARD EMERALD BANKING AND FINANCE FUND
INVESTMENT INCOME:
Interest	$4,508	$363,276
Dividends	45,277	1,528,337
Securities lending income	0	144,669
Foreign taxes withheld	(182)	(1,850)

Total Investment Income	49,603	2,034,432

EXPENSES:
Investment advisory fee	43,570	1,203,888
Administrative fee	3,139	72,320
Custodian fee	5,000	15,192
Legal and audit fee	11,997	31,555
Transfer agent fee	543	100,291
Trustees’ fees and expenses	543	10,396
Registration/filing fees	301	20,929
Report to shareholder and printing fees	645	98,971
Distribution and service fees
Class A	15,249	275,022
Class C	—	496,776
Chief compliance officer fee	362	8,290
Other	1,150	13,651

Total expenses before waiver	82,499	2,347,281
Less fees waived/reimbursed by investment advisor	(8,866)	0

Total net expenses	73,633	2,347,281

NET INVESTMENT LOSS:	(24,030)	(312,849)

Net realized gain on investments	448,357	12,379,808
Net change in unrealized appreciation/(depreciation) on investments	487,099	(24,173,617)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	935,456	(11,793,809)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$911,426	$(12,106,658)

June 30, 2007	64	See Notes to Financial Statements

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2007

	FORWARD EMERALD OPPORTUNITIES FUND	FORWARD GLOBAL EMERGING MARKETS FUND
INVESTMENT INCOME:
Interest	$28,762	$7,031
Dividends	22,596	696,407
Securities lending income	15,717	2,480
Foreign taxes withheld	(8)	(54,626)

Total Investment Income	67,067	651,292

EXPENSES:
Investment advisory fee	51,937	364,648
Administrative fee	4,719	19,789
Custodian fee	12,733	80,953
Legal and audit fee	13,001	21,331
Transfer agent fee	9,368	6,437
Trustees’ fees and expenses	905	3,498
Registration/filing fees	13,870	14,112
Report to shareholder and printing fees	5,319	5,360
Distribution and service fees
Investor Class	—	22,228
Class A	19,631	—
Class C	12,675	—
ReFlow fees (Note 3)	0	7,430
Chief compliance officer fee	362	1,810
Dividends on short sales	2,040	—
Other	851	5,985

Total expenses before waiver	147,411	553,581
Less fees waived/reimbursed by investment advisor	(35,682)	(125,893)

Total net expenses	111,729	427,688

NET INVESTMENT INCOME/(LOSS):	(44,662)	223,604

Net realized gain on investments	944,038	3,696,269
Net realized gain on foreign currency transactions	0	46,434
Net realized loss on option contracts	(363,661)	—
Net realized loss on securities sold short	(226,882)	—
Net change in unrealized appreciation on investments, options and securities sold short	89,027	4,553,848
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	0	5,712

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTION CONTRACTS, SECURITIES SOLD SHORT AND FOREIGN CURRENCY	442,522	8,302,263

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$397,860	$8,525,867

See Notes to Financial Statements	65	June 30, 2007

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2007

	FORWARD INTERNATIONAL EQUITY FUND	FORWARD INTERNATIONAL SMALL COMPANIES FUND
INVESTMENT INCOME:
Interest	$24,226	$680,839
Dividends	944,348	11,962,485
Securities lending income	22,210	587,332
Foreign taxes withheld	(81,767)	(963,174)

Total Investment Income	909,017	12,267,482

EXPENSES:
Investment advisory fee	192,358	4,029,243
Administrative fee	15,396	225,721
Custodian fee	31,517	172,328
Legal and audit fee	16,732	97,116
Transfer agent fee	4,593	88,877
Trustees’ fees and expenses	2,111	40,845
Registration/filing fees	3,858	48,901
Report to shareholder and printing fees	5,525	91,732
Distribution and service fees
Investor Class	52,445	518,379
Class A	—	5,233
Repayment of reimbursed expenses	0	187,085
ReFlow fees (Note 3)	496	0
Chief compliance officer fee	1,086	21,303
Other	3,890	33,182

Total expenses before waiver	330,007	5,559,945
Less fees waived/reimbursed by investment advisor	(46,804)	0

Total net expenses	283,203	5,559,945

NET INVESTMENT INCOME:	625,814	6,707,537

Net realized gain on investments	2,070,912	40,601,078
Net realized gain on foreign currency transactions	110,388	4,510,189
Net change in unrealized appreciation on investments	3,679,426	27,194,953
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(4,852)	(20,109)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	5,855,874	72,286,111

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,481,688	$78,993,648

June 30, 2007	66	See Notes to Financial Statements

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2007

	FORWARD PROGRESSIVE REAL ESTATE FUND	SIERRA CLUB EQUITY INCOME FUND
INVESTMENT INCOME:
Interest	$115,005	$31,060
Dividends	511,397	143,719
Securities lending income	587	—

Total Investment Income	626,989	174,779

EXPENSES:
Investment advisory fee	218,057	121,450
Administrative fee	14,859	8,681
Custodian fee	4,614	4,706
Legal and audit fee	21,948	14,254
Transfer agent fee	5,190	8,265
Trustees’ fees and expenses	3,138	1,869
Registration/filing fees	8,934	5,770
Report to shareholder and printing fees	3,514	1,980
Distribution and service fees
Investor Class	71,830	27,083
Repayment of reimbursed expenses	0	18,453
ReFlow fees (Note 3)	0	1,331
Chief compliance officer fee	1,629	1,086
Other	6,141	3,356

Total net expenses	359,854	218,284

NET INVESTMENT INCOME/(LOSS):	267,135	(43,505)

Net realized gain/(loss) on investments	885,621	(124,200)
Net realized loss on foreign currency transactions	(23)	0
Net change in unrealized appreciation/(depreciation) on investments	(3,784,908)	1,224,311
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	35,763	0

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(2,863,547)	1,100,111

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,596,412)	$1,056,606

See Notes to Financial Statements	67	June 30, 2007

Statement of Operations (Unaudited)

	SIERRA CLUB STOCK FUND	FORWARD LONG/SHORT CREDIT ANALYSIS FUND
	SIX MONTHS ENDED JUNE 30, 2007	PERIOD ENDED JUNE 30, 2007(a)
INVESTMENT INCOME:
Interest	$15,516	$566,772
Dividends	301,463	32,257

Total Investment Income	316,979	599,029

EXPENSES:
Investment advisory fee	195,604	56,015
Investment advisory performance fee	—	33,973
Interest on short sales	—	287,272
Administrative fee	14,382	4,520
Custodian fee	8,337	6,484
Legal and audit fee	16,207	22,902
Transfer agent fee	12,113	1,489
Trustees’ fees and expenses	2,776	716
Registration/filing fees	9,831	1,656
Report to shareholder and printing fees	7,073	15,591
Distribution and service fees
Investor Class	50,743	—
Class A	15,245	—
Chief compliance officer fee	1,448	1,358
Other	2,472	2,278

Total expenses before waiver	336,231	434,254
Less fees waived/reimbursed by investment advisor	(43,167)	(33,842)

Total net expenses	293,064	400,412

NET INVESTMENT INCOME:	23,915	198,617

Net realized gain/(loss) on investments	180,152	(223,347)
Net realized loss on securities sold short	—	(1,578)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	1,990,551	(73,500)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	2,170,703	(298,425)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,194,618	$(99,808)

(a) The Forward Long/Short Credit Analysis Fund commenced operations on January 3, 2007.

June 30, 2007	68	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD LARGE CAP EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2007(a)	PERIOD ENDED DECEMBER 31, 2006(b)
	(UNAUDITED)
OPERATIONS:
Net investment income	$53,647	$24,630
Net realized gain on investments	216,400	0
Net change in unrealized appreciation on investments	1,102,736	399,223

Net increase in net assets resulting from operations	1,372,783	423,853

DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A
From net investment income	—	(23,957)

Total distributions	—	(23,957)

SHARE TRANSACTIONS:
INSTITUTIONAL CLASS
Proceeds from sale of shares	6,340,891	—
Cost of shares redeemed, net of redemption fees (Note 8)	(309,618)	—

Net increase from share transactions	6,031,273	—

CLASS A
Proceeds from sale of shares	826,247	10,025,022
Issued to shareholders in reinvestment of distributions	—	57
Cost of shares redeemed, net of redemption fees (Note 8)	(446,137)	—

Net increase from share transactions	380,110	10,025,079

Net increase in net assets	$7,784,166	$10,424,975

NET ASSETS:
Beginning of period	10,424,975	—

End of period (including accumulated net investment income of $54,320 and $673, respectively)	$18,209,141	$10,424,975

Other Information:
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS
Sold	599,335	—
Redeemed	(29,013)	—

Net increase in shares outstanding	570,322	—

CLASS A
Sold	76,005	1,002,410
Distributions reinvested	—	5
Redeemed	(41,610)	—

Net increase in shares outstanding	34,395	1,002,415

(a) The Forward Large Cap Equity Fund began offering Institutional Class shares on January 31, 2007.

(b) The Forward Large Cap Equity Fund commenced operations on October 31, 2006.

See Notes to Financial Statements	69	June 30, 2007

Statement of Changes in Net Assets

	FORWARD EMERALD GROWTH FUND
	SIX MONTHS ENDED JUNE 30, 2007	YEAR ENDED DECEMBER 31, 2006
	(UNAUDITED)
OPERATIONS:
Net investment loss	$(972,698)	$(2,029,598)
Net realized gain on investments	10,384,939	17,528,538
Net change in unrealized appreciation on investments	9,353,227	5,257,062

Net increase in net assets resulting from operations	18,765,468	20,756,002

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Class A	—	(16,339,093)
Class C	—	(1,028,568)

Total distributions	—	(17,367,661)

SHARE TRANSACTIONS:
CLASS A
Proceeds from sale of shares	18,307,249	54,792,838
Issued to shareholders in reinvestment of distributions	—	9,653,533
Cost of shares redeemed, net of redemption fees (Note 8)	(24,467,460)	(48,159,932)

Net increase/(decrease) from share transactions	(6,160,211)	16,286,439

CLASS C
Proceeds from sale of shares	406,180	857,038
Issued to shareholders in reinvestment of distributions	—	881,643
Cost of shares redeemed, net of redemption fees (Note 8)	(1,773,603)	(2,710,423)

Net decrease from share transactions	(1,367,423)	(971,742)

Net increase in net assets	$11,237,834	$18,703,038

NET ASSETS:
Beginning of period	188,046,113	169,343,075

End of period (including accumulated net investment income/(loss) of $(972,698) and $0, respectively)	$199,283,947	$188,046,113

Other Information:
SHARE TRANSACTIONS:
CLASS A
Sold	1,256,375	3,683,826
Distributions reinvested	—	686,109
Redeemed	(1,682,409)	(3,256,829)

Net increase/(decrease) in shares outstanding	(426,034)	1,113,106

CLASS C
Sold	29,160	59,667
Distributions reinvested	—	65,452
Redeemed	(126,336)	(190,932)

Net decrease in shares outstanding	(97,176)	(65,813)

June 30, 2007	70	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD HOOVER SMALL CAP FUND
	SIX MONTHS ENDED JUNE 30, 2007	YEAR ENDED DECEMBER 31, 2006
	(UNAUDITED)
OPERATIONS:
Net investment loss	$(2,591,997)	$(3,736,011)
Net realized gain on investments	48,772,015	33,731,388
Net change in unrealized appreciation on investments	18,910,049	10,868,930

Net increase in net assets resulting from operations	65,090,067	40,864,307

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	—	(14,796,162)
Institutional Class	—	(4,748,823)
Class A	—	(670,636)

Total distributions	—	(20,215,621)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	63,379,242	228,282,045
Issued to shareholders in reinvestment of distributions	—	12,982,104
Cost of shares redeemed, net of redemption fees (Note 8)	(97,461,858)	(170,885,305)

Net increase/(decrease) from share transactions	(34,082,616)	70,378,844

INSTITUTIONAL CLASS
Proceeds from sale of shares	25,769,066	107,332,861
Issued to shareholders in reinvestment of distributions	—	4,729,621
Cost of shares redeemed, net of redemption fees (Note 8)	(9,758,988)	(12,071,696)

Net increase from share transactions	16,010,078	99,990,786

CLASS A
Proceeds from sale of shares	338,076	1,292,809
Issued to shareholders in reinvestment of distributions	—	45,999
Cost of shares redeemed, net of redemption fees (Note 8)	(235,997)	(11,071,445)

Net increase/(decrease) from share transactions	102,079	(9,732,637)

Net increase in net assets	$47,119,608	$181,285,679

NET ASSETS:
Beginning of period	561,943,049	380,657,370

End of period (including accumulated net investment income/(loss) of $(2,476,555) and $115,442, respectively)	$609,062,657	$561,943,049

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	2,917,883	10,971,282
Distributions reinvested	—	626,852
Redeemed	(4,565,457)	(8,327,548)

Net increase/(decrease) in shares outstanding	(1,647,574)	3,270,586

INSTITUTIONAL CLASS
Sold	1,157,910	5,296,698
Distributions reinvested	—	223,412
Redeemed	(438,245)	(587,139)

Net increase in shares outstanding	719,665	4,932,971

CLASS A
Sold	15,683	61,005
Distributions reinvested	—	2,219
Redeemed	(10,789)	(551,245)

Net increase/(decrease) in shares outstanding	4,894	(488,021)

See Notes to Financial Statements	71	June 30, 2007

Statement of Changes in Net Assets

	FORWARD HOOVER MINI-CAP FUND
	SIX MONTHS ENDED JUNE 30, 2007	YEAR ENDED DECEMBER 31, 2006
	(UNAUDITED)
OPERATIONS:
Net investment loss	$(278,419)	$(195,853)
Net realized gain on investments	8,247,389	5,268,379
Net change in unrealized appreciation on investments	812,030	7,451,134

Net increase in net assets resulting from operations	8,781,000	12,523,660

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	—	(437,780)
Institutional Class	—	(3,749,968)

Total distributions	—	(4,187,748)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	705,719	6,795,086
Issued to shareholders in reinvestment of distributions	—	267,031
Cost of shares redeemed, net of redemption fees (Note 8)	(1,664,256)	(6,023,952)

Net increase/(decrease) from share transactions	(958,537)	1,038,165

INSTITUTIONAL CLASS
Proceeds from sale of shares	2,598,862	64,017,310
Issued to shareholders in reinvestment of distributions	—	2,999,701
Cost of shares redeemed, net of redemption fees (Note 8)	(7,487,036)	(5,837,131)

Net increase/(decrease) from share transactions	(4,888,174)	61,179,880

Net increase in net assets	$2,934,289	$70,553,957

NET ASSETS:
Beginning of period	110,383,087	39,829,130

End of period (including accumulated net investment income/(loss) of $(269,545) and $8,874, respectively)	$113,317,376	$110,383,087

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	36,047	347,938
Distributions reinvested	—	14,010
Redeemed	(83,770)	(323,226)

Net increase/(decrease) in shares outstanding	(47,723)	38,722

INSTITUTIONAL CLASS
Sold	128,242	3,532,517
Distributions reinvested	—	154,544
Redeemed	(370,381)	(305,714)

Net increase/(decrease) in shares outstanding	(242,139)	3,381,347

June 30, 2007	72	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD LEGATO FUND
	SIX MONTHS ENDED JUNE 30, 2007	YEAR ENDED DECEMBER 31, 2006
	(UNAUDITED)
OPERATIONS:
Net investment loss	$(24,030)	$(88,491)
Net realized gain on investments	448,357	280,183
Net change in unrealized appreciation on investments	487,099	544,007

Net increase in net assets resulting from operations	911,426	735,699

DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A
From net realized gains on investments	—	(150,731)

Total distributions	—	(150,731)

SHARE TRANSACTIONS:
CLASS A
Proceeds from sale of shares	6,584	1,504,088
Issued to shareholders in reinvestment of distributions	—	27,798
Cost of shares redeemed, net of redemption fees (Note 8)	(1,613,232)	(2,118)

Net increase/(decrease) from share transactions	(1,606,648)	1,529,768

Net increase/(decrease) in net assets	$(695,222)	$2,114,736

NET ASSETS:
Beginning of period	8,990,576	6,875,840

End of period (including accumulated net investment income/(loss) of $(24,030) and $0, respectively)	$8,295,354	$8,990,576

Other Information:
SHARE TRANSACTIONS:
CLASS A
Sold	532	126,953
Distributions reinvested	—	2,280
Redeemed	(127,864)	(173)

Net increase/(decrease) in shares outstanding	(127,332)	129,060

See Notes to Financial Statements	73	June 30, 2007

Statement of Changes in Net Assets

	FORWARD EMERALD BANKING AND FINANCE FUND
	SIX MONTHS ENDED JUNE 30, 2007	YEAR ENDED DECEMBER 31, 2006
	(UNAUDITED)
OPERATIONS:
Net investment loss	$(312,849)	$(1,117,350)
Net realized gain on investments	12,379,808	15,595,206
Net change in unrealized appreciation/(depreciation) on investments	(24,173,617)	12,219,168

Net increase/(decrease) in net assets resulting from operations	(12,106,658)	26,697,024

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Class A	—	(8,537,940)
Class C	—	(5,984,458)

Total distributions	—	(14,522,398)

SHARE TRANSACTIONS:
CLASS A
Proceeds from sale of shares	23,028,161	34,942,712
Issued to shareholders in reinvestment of distributions	—	7,178,521
Cost of shares redeemed, net of redemption fees (Note 8)	(48,897,352)	(70,499,006)

Net decrease from share transactions	(25,869,191)	(28,377,773)

CLASS C
Proceeds from sale of shares	2,136,179	12,450,418
Issued to shareholders in reinvestment of distributions	—	4,394,073
Cost of shares redeemed, net of redemption fees (Note 8)	(23,567,866)	(21,932,758)

Net decrease from share transactions	(21,431,687)	(5,088,267)

Net decrease in net assets	$(59,407,536)	$(21,291,414)

NET ASSETS:
Beginning of period	276,032,136	297,323,550

End of period (including accumulated net investment income/(loss) of $(312,849) and $0, respectively)	$216,624,600	$276,032,136

Other Information:
SHARE TRANSACTIONS:
CLASS A
Sold	811,862	1,216,231
Distributions reinvested	—	250,475
Redeemed	(1,746,812)	(2,452,724)

Net decrease in shares outstanding	(934,950)	(986,018)

CLASS C
Sold	78,598	446,614
Distributions reinvested	—	159,379
Redeemed	(876,016)	(788,093)

Net decrease in shares outstanding	(797,418)	(182,100)

June 30, 2007	74	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD EMERALD OPPORTUNITIES FUND
	SIX MONTHS ENDED JUNE 30, 2007	YEAR ENDED DECEMBER 31, 2006
	(UNAUDITED)
OPERATIONS:
Net investment loss	$(44,662)	$(95,575)
Net realized gain on investments	944,038	756,136
Net realized loss on option contracts	(363,661)	(348,680)
Net realized loss on securities sold short	(226,882)	(188,009)
Net change in unrealized appreciation on investments, option contracts and securities sold short	89,027	640,001

Net increase in net assets resulting from operations	397,860	763,873

SHARE TRANSACTIONS:
CLASS A
Proceeds from sale of shares	130,443	3,716,413
Cost of shares redeemed, net of redemption fees (Note 8)	(2,099,549)	(1,342,693)

Net increase/(decrease) from share transactions	(1,969,106)	2,373,720

CLASS C
Proceeds from sale of shares	47,100	2,103,937
Cost of shares redeemed, net of redemption fees (Note 8)	(535,213)	(310,753)

Net increase/(decrease) from share transactions	(488,113)	1,793,184

Net increase/(decrease) in net assets	$(2,059,359)	$4,930,777

NET ASSETS:
Beginning of period	11,754,472	6,823,695

End of period (including accumulated net investment income/(loss) of $(44,662) and $0, respectively)	$9,695,113	$11,754,472

Other Information:
SHARE TRANSACTIONS:
CLASS A
Sold	14,047	415,161
Redeemed	(224,386)	(150,895)

Net increase/(decrease) in shares outstanding	(210,339)	264,266

CLASS C
Sold	4,991	241,605
Redeemed	(58,629)	(36,250)

Net increase/(decrease) in shares outstanding	(53,638)	205,355

See Notes to Financial Statements	75	June 30, 2007

Statement of Changes in Net Assets

	FORWARD GLOBAL EMERGING MARKETS FUND
	SIX MONTHS ENDED JUNE 30, 2007	YEAR ENDED DECEMBER 31, 2006
	(UNAUDITED)
OPERATIONS:
Net investment income	$223,604	$265,342
Net realized gain on investments	3,696,269	5,293,304
Net realized gain on foreign currency	46,434	46,484
Net change in unrealized appreciation on investments and foreign currency	4,559,560	6,726,586

Net increase in net assets resulting from operations	8,525,867	12,331,716

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(36,100)
Institutional Class	—	(209,207)
From net realized gains on investments
Investor Class	—	(790,837)
Institutional Class	—	(2,207,395)

Total distributions	—	(3,243,539)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	8,033,898	13,633,358
Issued to shareholders in reinvestment of distributions	—	452,923
Cost of shares redeemed, net of redemption fees (Note 8)	(6,176,887)	(12,047,101)

Net increase from share transactions	1,857,011	2,039,180

INSTITUTIONAL CLASS
Proceeds from sale of shares	7,164,591	18,569,461
Issued to shareholders in reinvestment of distributions	—	1,737,185
Cost of shares redeemed, net of redemption fees (Note 8)	(7,632,228)	(13,412,093)

Net increase/(decrease) from share transactions	(467,637)	6,894,553

Net increase in net assets	$9,915,241	$18,021,910

NET ASSETS:
Beginning of period	55,619,650	37,597,740

End of period (including accumulated net investment income/(loss) of $219,600 and $(4,004), respectively)	$65,534,891	$55,619,650

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	332,244	664,895
Distributions reinvested	—	20,517
Redeemed	(255,618)	(576,753)

Net increase in shares outstanding	76,626	108,659

INSTITUTIONAL CLASS
Sold	302,149	885,151
Distributions reinvested	—	78,250
Redeemed	(317,356)	(662,404)

Net increase/(decrease) in shares outstanding	(15,207)	300,997

June 30, 2007	76	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2007(a)	YEAR ENDED DECEMBER 31, 2006
	(UNAUDITED)
OPERATIONS:
Net investment income	$625,814	$157,609
Net realized gain on investments	2,070,912	4,154,381
Net realized gain on foreign currency	110,388	349,968
Net change in unrealized appreciation on investments and foreign currency	3,674,574	4,182,218

Net increase in net assets resulting from operations	6,481,688	8,844,176

DISTRIBUTIONS TO SHAREHOLDERS:
INVESTOR CLASS
From net investment income	—	(220,026)
From net realized gains on investments	—	(3,049,200)

Total distributions	—	(3,269,226)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	21,995,589	7,810,508
Issued to shareholders in reinvestment of distributions	—	445,554
Cost of shares redeemed, net of redemption fees (Note 8)	(12,931,576)	(4,887,941)

Net increase from share transactions	9,064,013	3,368,121

INSTITUTIONAL CLASS
Proceeds from sale of shares	10,005,393	—

Net increase from share transactions	10,005,393	—

Net increase in net assets	$25,551,094	$8,943,071

NET ASSETS:
Beginning of period	33,822,919	24,879,848

End of period (including accumulated net investment income of $686,189 and $60,375, respectively)	$59,374,013	$33,822,919

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	1,123,621	448,138
Distributions reinvested	0	25,406
Redeemed	(650,615)	(275,777)

Net increase in shares outstanding	473,006	197,767

INSTITUTIONAL CLASS
Sold	500,250	—

Net increase in shares outstanding	500,250	—

(a) The Forward International Equity Fund began offering Institutional Class shares on May 1, 2007.

See Notes to Financial Statements	77	June 30, 2007

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL SMALL COMPANIES FUND
	SIX MONTHS ENDED JUNE 30, 2007	YEAR ENDED DECEMBER 31, 2006
	(UNAUDITED)
OPERATIONS:
Net investment income	$6,707,537	$2,816,225
Net realized gain on investments	40,601,078	17,415,654
Net realized gain on foreign currency	4,510,189	4,913,424
Net change in unrealized appreciation on investments and foreign currency	27,174,844	81,924,535

Net increase in net assets resulting from operations	78,993,648	107,069,838

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(562,842)
Institutional Class	—	(1,636,275)
Class A	—	(1,129)
From net realized gains on investments
Investor Class	—	(6,808,203)
Institutional Class	—	(9,814,792)
Class A	—	(93,587)

Total distributions	—	(18,916,828)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	108,290,816	208,728,561
Issued to shareholders in reinvestment of distributions	—	7,036,414
Cost of shares redeemed, net of redemption fees (Note 8)	(41,463,870)	(61,192,213)

Net increase from share transactions	66,826,946	154,572,762

INSTITUTIONAL CLASS
Proceeds from sale of shares	206,913,617	220,684,430
Issued to shareholders in reinvestment of distributions	—	9,286,436
Cost of shares redeemed, net of redemption fees (Note 8)	(57,579,617)	(38,913,720)

Net increase from share transactions	149,334,000	191,057,146

CLASS A
Proceeds from sale of shares	1,715,100	1,405,573
Issued to shareholders in reinvestment of distributions	—	40,336
Cost of shares redeemed, net of redemption fees (Note 8)	(309,243)	(4,144,703)

Net increase/(decrease) from share transactions	1,405,857	(2,698,794)

Net increase in net assets	$296,560,451	$431,084,124

NET ASSETS:
Beginning of period	644,886,610	213,802,486

End of period (including accumulated net investment income of $6,845,143 and $137,606, respectively)	$941,447,061	$644,886,610

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	5,383,685	12,201,575
Distributions reinvested	—	387,543
Redeemed	(2,081,917)	(3,587,673)

Net increase in shares outstanding	3,301,768	9,001,445

INSTITUTIONAL CLASS
Sold	10,381,035	12,771,756
Distributions reinvested	—	506,993
Redeemed	(2,836,059)	(2,303,886)

Net increase in shares outstanding	7,544,976	10,974,863

CLASS A
Sold	84,693	80,962
Distributions reinvested	—	2,232
Redeemed	(15,935)	(239,232)

Net increase/(decrease) in shares outstanding	68,758	(156,038)

June 30, 2007	78	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD PROGRESSIVE REAL ESTATE FUND(a)
	SIX MONTHS ENDED JUNE 30, 2007	YEAR ENDED DECEMBER 31, 2006
	(UNAUDITED)
OPERATIONS:
Net investment income	$267,135	$322,193
Net realized gain on investments	885,621	5,777,500
Net realized loss on foreign currency	(23)	(222)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(3,749,145)	6,252,705

Net increase/(decrease) in net assets resulting from operations	(2,596,412)	12,352,176

DISTRIBUTIONS TO SHAREHOLDERS:
INVESTOR CLASS
From net investment income	(262,738)	(646,516)
From net realized gains on investments	—	(2,219,220)

Total distributions	(262,738)	(2,865,736)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	5,123,731	7,477,446
Issued to shareholders in reinvestment of distributions	129,640	1,288,589
Cost of shares redeemed, net of redemption fees (Note 8)	(1,525,254)	(13,090,422)

Net increase/(decrease) from share transactions	3,728,117	(4,324,387)

Net increase in net assets	$868,967	$5,162,053

NET ASSETS:
Beginning of period	48,449,693	43,287,640

End of period (including accumulated net investment income of $46,716 and $42,319, respectively)	$49,318,660	$48,449,693

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	242,267	384,621
Distributions reinvested	6,267	62,073
Redeemed	(72,300)	(694,509)

Net increase/(decrease) in shares outstanding	176,234	(247,815)

(a) Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.

See Notes to Financial Statements	79	June 30, 2007

Statement of Changes in Net Assets

	SIERRA CLUB EQUITY INCOME FUND
	SIX MONTHS ENDED JUNE 30, 2007	YEAR ENDED DECEMBER 31, 2006
	(UNAUDITED)
OPERATIONS:
Net investment income/(loss)	$(43,505)	$206,542
Net realized gain/(loss) on investments	(124,200)	779,277
Net change in unrealized appreciation on investments	1,224,311	848,999

Net increase in net assets resulting from operations	1,056,606	1,834,818

DISTRIBUTIONS TO SHAREHOLDERS:
INVESTOR CLASS
From net investment income	(2,079)	(207,646)
From net realized gains on investments	—	(819,988)

Total distributions	(2,079)	(1,027,634)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	1,658,344	4,247,955
Issued to shareholders in reinvestment of distributions	640	359,149
Cost of shares redeemed, net of redemption fees (Note 8)	(1,661,928)	(10,287,899)

Net decrease from share transactions	(2,944)	(5,680,795)

Net increase/(decrease) in net assets	$1,051,583	$(4,873,611)

NET ASSETS:
Beginning of period	25,272,690	30,146,301

End of period (including accumulated net investment income/(loss) of $(41,904) and $3,680, respectively)	$26,324,273	$25,272,690

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	135,919	364,203
Distributions reinvested	54	30,632
Redeemed	(135,935)	(884,255)

Net increase/(decrease) in shares outstanding	38	(489,420)

June 30, 2007	80	See Notes to Financial Statements

Statement of Changes in Net Assets

	SIERRA CLUB STOCK FUND
	SIX MONTHS ENDED JUNE 30, 2007	YEAR ENDED DECEMBER 31, 2006
	(UNAUDITED)
OPERATIONS:
Net investment income	$23,915	$25,581
Net realized gain on investments	180,152	2,837,207
Net change in unrealized appreciation/(depreciation) on investments	1,990,551	(185,178)

Net increase in net assets resulting from operations	2,194,618	2,677,610

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(16,191)
Class A	—	(8,931)
From net realized gains on investments
Investor Class	—	(2,776,324)
Class A	—	(544,362)

Total distributions	—	(3,345,808)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	5,542,506	8,531,442
Issued to shareholders in reinvestment of distributions	—	1,808,227
Cost of shares redeemed, net of redemption fees (Note 8)	(1,374,589)	(3,264,206)

Net increase from share transactions	4,167,917	7,075,463

CLASS A
Proceeds from sale of shares	135,366	6,371,533
Issued to shareholders in reinvestment of distributions	—	11,421
Cost of shares redeemed, net of redemption fees (Note 8)	(6,392)	—

Net increase from share transactions	128,974	6,382,954

Net increase in net assets	$6,491,509	$12,790,219

NET ASSETS:
Beginning of period	42,546,510	29,756,291

End of period (including accumulated net investment income of $23,915 and $0, respectively)	$49,038,019	$42,546,510

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	460,460	710,882
Distributions reinvested	—	157,219
Redeemed	(114,296)	(273,839)

Net increase in shares outstanding	346,164	594,262

CLASS A
Sold	10,880	553,608
Distributions reinvested	—	993
Redeemed	(554)	—

Net increase in shares outstanding	10,326	554,601

See Notes to Financial Statements	81	June 30, 2007

Statement of Changes in Net Assets

FORWARD LONG/SHORT CREDIT ANALYSIS FUND
PERIOD ENDED JUNE 30, 2007(a)
(UNAUDITED)
OPERATIONS:
Net investment income	$198,617
Net realized loss on investments	(223,347)
Net realized loss on securities sold short	(1,578)
Net change in unrealized depreciation on investments and securities sold short	(73,500)

Net decrease in net assets resulting from operations	(99,808)

SHARE TRANSACTIONS:
CLASS A
Proceeds from sale of shares	10,304,500

Net increase from share transactions	10,304,500

Net increase in net assets	$10,204,692

NET ASSETS:
Beginning of period	—

End of period (including accumulated net investment income of $198,617)	$10,204,692

Other Information:
SHARE TRANSACTIONS:
CLASS A
Sold	1,030,563

Net increase in shares outstanding	1,030,563

(a) The Forward Long/Short Credit Analysis Fund commenced operations on January 3, 2007.

June 30, 2007	82	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented

Forward Large Cap Equity Fund

	INSTITUTIONAL CLASS
	PERIOD ENDED JUNE 30, 2007 (UNAUDITED)(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.53
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.04
Net realized and unrealized gain on investments	0.76

Total from Investment Operations	0.80

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.01

NET INCREASE IN NET ASSET VALUE	0.81

NET ASSET VALUE, END OF PERIOD	$11.34

TOTAL RETURN	7.69	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,469
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.04	%(c)
Operating expenses including reimbursement/waiver	0.99	%(c)
Operating expenses excluding reimbursement/waiver	1.28	%(c)
PORTFOLIO TURNOVER RATE	17	%(b)(d)

(a) The Forward Large Cap Equity Fund began offering Institutional Class shares on January 31, 2007.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2007.

See Notes to Financial Statements	83	June 30, 2007

Financial Highlights

For a share outstanding throughout the period presented

Forward Large Cap Equity Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2006(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.40		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.03		0.02
Net realized and unrealized gain on investments	0.88		0.40

Total from Investment Operations	0.91		0.42

LESS DISTRIBUTIONS:
From investment income	—		(0.02)

Total Distributions	—		(0.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.01		—

NET INCREASE IN NET ASSET VALUE	0.92		0.40

NET ASSET VALUE, END OF PERIOD	$11.32		$10.40

TOTAL RETURN(b)	8.85	%(c)	4.24	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$11,740		$10,425
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.54	%(d)	1.44	%(d)
Operating expenses including reimbursement/waiver	1.34	%(d)(e)	1.35	%(d)
Operating expenses excluding reimbursement/waiver	1.66	%(d)	1.84	%(d)
PORTFOLIO TURNOVER RATE	17	%(c)	0	%(c)

(a) The Forward Large Cap Equity Fund began offering Class A shares on October 31, 2006.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2007, the net expense limitation changed from 1.35% to 1.34%.

June 30, 2007	84	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Forward Emerald Growth Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004		YEAR ENDED JUNE 30, 2003		YEAR ENDED JUNE 30, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$13.90		$13.57	$12.98		$13.02		$10.21		$10.26		$12.50
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.07)		(0.14)	(0.07	)(a)	(0.16	)(a)	(0.17	)(a)	(0.10	)(a)	(0.10	)(a)
Net realized and unrealized gain/(loss) on investments	1.49		1.86	1.38		0.43		2.98		0.05		(2.14)

Total from Investment Operations	1.42		1.72	1.31		0.27		2.81		(0.05)		(2.24)

LESS DISTRIBUTIONS:
From capital gains	—		(1.39)	(0.72)		(0.31)		0.00		0.00		0.00

Total Distributions	—		(1.39)	(0.72)		(0.31)		0.00		0.00		0.00

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(b)	0.00 (b)	—		—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.42		0.33	0.59		(0.04)		2.81		(0.05)		(2.24)

NET ASSET VALUE, END OF PERIOD	$15.32		$13.90	$13.57		$12.98		$13.02		$10.21		$10.26

TOTAL RETURN(c)	10.22	%(d)	12.56%	10.21	%(d)	2.48%		27.52%		(0.49)%		(17.92)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$189,040		$177,429	$158,056		$145,193		$112,354		$78,060		$82,805
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.98	)%(e)	(1.05)%	(1.08	)%(e)	(1.31)%		(1.34)%		(1.14)%		(0.88)%
Operating expenses	1.34	%(e)	1.40%	1.40	%(e)	1.63%		1.57%		1.73%		1.62%
PORTFOLIO TURNOVER RATE	36	%(d)	84%	34	%(d)	73%		62%		79%		61%

(a) Per share numbers have been calculated using the average shares method.

(b) Amount represents less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	85	June 30, 2007

Financial Highlights

For a share outstanding throughout the periods presented

Forward Emerald Growth Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004		YEAR ENDED JUNE 30, 2003		YEAR ENDED JUNE 30, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$13.30		$13.06	$12.56		$12.70		$10.02		$10.14		$12.43
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.12)		(0.24)	(0.11	)(a)	(0.23	)(a)	(0.25	)(a)	(0.16	)(a)	(0.17	)(a)
Net realized and unrealized gain/(loss) on investments	1.43		1.87	1.33		0.40		2.93		0.04		(2.12)

Total from Investment Operations	1.31		1.63	1.22		0.17		2.68		(0.12)		(2.29)

LESS DISTRIBUTIONS:
From capital gains	—		(1.39)	(0.72)		(0.31)		—		—		—

Total Distributions	—		(1.39)	(0.72)		(0.31)		—		—		—

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(b)	0.00 (b)	—		—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.31		0.24	0.50		(0.14)		2.68		(0.12)		(2.29)

NET ASSET VALUE, END OF PERIOD	$14.61		$13.30	$13.06		$12.56		$12.70		$10.02		$10.14

TOTAL RETURN(c)	9.85	%(d)	12.36%	9.82	%(d)	1.74%		26.75%		(1.18)%		(18.42)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10,244		$10,617	$11,287		$11,498		$13,311		$4,905		$3,505
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.63	)%(e)	(1.72)%	(1.73	)%(e)	(1.94)%		(1.99)%		(1.81)%		(1.53)%
Operating expenses	1.99	%(e)	2.07%	2.04	%(e)	2.28%		2.22%		2.39%		2.27%
PORTFOLIO TURNOVER RATE	36	%(d)	84%	34	%(d)	73%		62%		79%		61%

(a) Per share numbers have been calculated using the average shares method.

(b) Amount represents less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

June 30, 2007	86	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Forward Hoover Small Cap Equity Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005		YEAR ENDED DECEMBER 31, 2004	YEAR ENDED DECEMBER 31, 2003	YEAR ENDED DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$20.47		$19.40	$18.45		$16.17	$12.05	$14.78
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.11)		(0.16)	(0.14)		(0.17)	(0.17)	(0.18)
Net realized and unrealized gain/(loss) on investments	2.57		1.96	1.91		3.86	4.57	(2.55)

Total from Investment Operations	2.46		1.80	1.77		3.69	4.40	(2.73)

LESS DISTRIBUTIONS:
From capital gains	—		(0.75)	(0.82)		(1.41)	(0.28)	—

Total Distributions	—		(0.75)	(0.82)		(1.41)	(0.28)	—

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(a)	0.02	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.46		1.07	0.95		2.28	4.12	(2.73)

NET ASSET VALUE, END OF PERIOD	$22.93		$20.47	$19.40		$18.45	$16.17	$12.05

TOTAL RETURN	12.02	%(b)	9.34%	9.63%		22.77%	36.49%	(18.47)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$419,139		$407,848	$323,125		$187,230	$128,317	$91,979
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.01	)%(c)	(0.79)%	(0.96)%		(1.21)%	(1.28)%	(1.30)%
Operating expenses including reimbursement/waiver	1.68	%(c)(d)	1.69%	1.73	%(e)	1.78%	1.83%	1.85%
Operating expenses excluding reimbursement/waiver	n/a		1.71%	1.98%		1.80%	1.89%	1.89%
PORTFOLIO TURNOVER RATE	113	%(b)	210%	181%		207%	190%	147%

(a) Amount represents less than $0.01 per share.

(b) Not Annualized.

(c) Annualized.

(d) Effective January 2, 2007, there is no longer an expense limitation.

(e) Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.

See Notes to Financial Statements	87	June 30, 2007

Financial Highlights

For a share outstanding throughout the periods presented

Forward Hoover Small Cap Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004	YEAR ENDED DECEMBER 31, 2003	PERIOD ENDED DECEMBER 31, 2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.93		$19.77	$18.71	$16.31	$12.10	$14.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.08)		(0.05)	(0.08)	(0.07)	(0.05)	(0.08)
Net realized and unrealized gain/(loss) on investments	2.64		1.95	1.96	3.88	4.54	(1.94)

Total from Investment Operations	2.56		1.90	1.88	3.81	4.49	(2.02)

LESS DISTRIBUTIONS:
From capital gains	—		(0.75)	(0.82)	(1.41)	(0.28)	—

Total Distributions	—		(0.75)	(0.82)	(1.41)	(0.28)	—

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(b)	0.01	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.56		1.16	1.06	2.40	4.21	(2.02)

NET ASSET VALUE, END OF PERIOD	$23.49		$20.93	$19.77	$18.71	$16.31	$12.10

TOTAL RETURN	12.23	%(c)	9.63%	10.08%	23.31%	37.08%	(14.31	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$173,695		$139,716	$34,442	$10,491	$3,926	$214
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.65	)%(d)	(0.47)%	(0.53)%	(0.76)%	(0.82)%	(1.13	)%(d)
Operating expenses including reimbursement/waiver	1.33	%(d)(e)	1.34%	1.34%	1.34%	1.35%	1.85	%(d)
Operating expenses excluding reimbursement/waiver	n/a		1.39%	1.66%	1.48%	1.74%	1.85	%(d)
PORTFOLIO TURNOVER RATE	113	%(c)	210%	181%	207%	190%	147	%(f)

(a) The Forward Hoover Small Cap Equity Fund began offering Institutional Class shares on June 6, 2002.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2007, there is no longer an expense limitation.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2002.

June 30, 2007	88	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Forward Hoover Small Cap Equity Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006	PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.49		$19.41	$17.13
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.10)		(0.22)	(0.10)
Net realized and unrealized gain on investments	2.58		2.02	3.20

Total from Investment Operations	2.48		1.80	3.10

LESS DISTRIBUTIONS:
From capital gains	—		(0.75)	(0.82)

Total Distributions	—		(0.75)	(0.82)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(b)	0.03	0.00	(b)

NET INCREASE IN NET ASSET VALUE	2.48		1.08	2.28

NET ASSET VALUE, END OF PERIOD	$22.97		$20.49	$19.41

TOTAL RETURN(c)	12.10	%(d)	9.39%	18.13	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$16,228		$14,379	$23,090
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.91	)%(e)	(0.71)%	(0.82	)%(e)
Operating expenses including reimbursement/waiver	1.58	%(e)(f)	1.59%	1.69	%(e)(g)
Operating expenses excluding reimbursement/waiver	n/a		1.59%	1.92	%(e)
PORTFOLIO TURNOVER RATE	113	%(d)	210%	181	%(h)

(a) The Forward Hoover Small Cap Equity Fund began offering Class A shares on May 2, 2005.

(b) Amount represents less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective January 2, 2007, there is no longer an expense limitation.

(g) Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.

See Notes to Financial Statements	89	June 30, 2007

Financial Highlights

For a share outstanding throughout the periods presented

Forward Hoover Mini-Cap Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004	YEAR ENDED DECEMBER 31, 2003(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.27		$17.81		$16.26	$14.21	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.09)		(0.16)		(0.20)	(0.19)	(0.13)
Net realized and unrealized gain on investments	1.63		2.36		2.20	2.41	4.52

Total from Investment Operations	1.54		2.20		2.00	2.22	4.39

LESS DISTRIBUTIONS:
From capital gains	—		(0.75)		(0.45)	(0.17)	(0.18)

Total Distributions	—		(0.75)		(0.45)	(0.17)	(0.18)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(b)	0.01		0.00 (b)	0.00 (b)	0.00 (b)

NET INCREASE IN NET ASSET VALUE	1.54		1.46		1.55	2.05	4.21

NET ASSET VALUE, END OF PERIOD	$20.81		$19.27		$17.81	$16.26	$14.21

TOTAL RETURN	7.99	%(c)	12.44%		12.28%	15.64%	43.91%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10,027		$10,202		$8,741	$7,722	$6,027
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.86	)%(d)	(0.74)%		(1.25)%	(1.41)%	(1.67)%
Operating expenses including reimbursement/waiver	1.64	%(d)(e)	1.78	%(f)	1.99%	1.95%	1.99%
Operating expenses excluding reimbursement/waiver	n/a		1.78%		1.99%	2.21%	4.84%
PORTFOLIO TURNOVER RATE	149	%(c)	270%		277%	306%	421%

(a) The Forward Hoover Mini-Cap Fund began offering Investor Class shares on January 1, 2003.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2007, there is no longer an expense limitation.

(f) Effective January 2, 2006, the net expense limitation changed from 1.99% to 1.79%.

June 30, 2007	90	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Forward Hoover Mini-Cap Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004	PERIOD ENDED DECEMBER 31, 2003(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.63		$18.05		$16.38	$14.24	$13.02
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.05)		(0.02)		(0.11)	(0.09)	(0.03)
Net realized and unrealized gain on investments	1.66		2.35		2.23	2.40	1.43

Total from Investment Operations	1.61		2.33		2.12	2.31	1.40

LESS DISTRIBUTIONS:
From capital gains	—		(0.75)		(0.45)	(0.17)	(0.18)

Total Distributions	—		(0.75)		(0.45)	(0.17)	(0.18)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	—

NET INCREASE IN NET ASSET VALUE	1.61		1.58		1.67	2.14	1.22

NET ASSET VALUE, END OF PERIOD	$21.24		$19.63		$18.05	$16.38	$14.24

TOTAL RETURN	8.20	%(c)	12.94%		12.92%	16.24%	10.76	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$103,290		$100,181		$31,088	$24,706	$9,373
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.47	)%(d)	(0.19)%		(0.69)%	(0.86)%	(1.04	)%(d)
Operating expenses including reimbursement/waiver	1.25	%(d)(e)	1.23	%(f)	1.43%	1.43%	1.43	%(d)
Operating expenses excluding reimbursement/waiver	1.32	%(d)	1.37%		1.71%	1.87%	3.44	%(d)
PORTFOLIO TURNOVER RATE	149	%(c)	270%		277%	306%	421	%(g)

(a) The Forward Hoover Mini-Cap Fund began offering Institutional Class shares on August 15, 2003.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2007, there is no longer a contractual expense limitation, the investment advisor has voluntarily agreed to waive expenses for the six months ended June 30, 2007.

(f) Effective January 2, 2006, the net expense limitation changed from 1.43% to 1.23%.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2003.

See Notes to Financial Statements	91	June 30, 2007

Financial Highlights

For a share outstanding throughout the periods presented

Forward Legato Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006		PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.19		$11.30		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.04)		(0.12)		(0.10)
Net realized and unrealized gain on investments	1.44		1.21		1.43

Total from Investment Operations	1.40		1.09		1.33

LESS DISTRIBUTIONS:
From capital gains	—		(0.20)		(0.03)

Total Distributions	—		(0.20)		(0.03)

NET INCREASE IN NET ASSET VALUE	1.40		0.89		1.30

NET ASSET VALUE, END OF PERIOD	$13.59		$12.19		$11.30

TOTAL RETURN(b)	11.48	%(c)	9.69%		13.34	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$8,295		$8,991		$6,876
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.55	)%(d)	(1.03)%		(1.25	)%(d)
Operating expenses including reimbursement/waiver	1.69	%(d)(e)	1.78	%(f)	1.89	%(d)
Operating expenses excluding reimbursement/waiver	1.89	%(d)	1.95%		3.53	%(d)
PORTFOLIO TURNOVER RATE	16	%(c)	36%		28	%(c)

(a) The Forward Legato Fund commenced operations on April 1, 2005.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2007, the net expense limitation changed from 1.79% to 1.69%.

(f) Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.79%.

June 30, 2007	92	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Forward Emerald Banking and Finance Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004		YEAR ENDED JUNE 30, 2003	YEAR ENDED JUNE 30, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$28.81		$27.61	$27.99		$25.74		$19.89		$18.36	$15.55
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.00	(b)	(0.04)	(0.01	)(a)	(0.06	)(a)	(0.03	)(a)	0.03 (a)	0.05 (a)
Net realized and unrealized gain/(loss) on investments	(1.28)		2.78	1.49		3.30		6.07		1.84	3.01

Total from Investment Operations	(1.28)		2.74	1.48		3.24		6.04		1.87	3.06

LESS DISTRIBUTIONS:
From net investment income	—		—	—		—		(0.01)		—	(0.08)
From capital gains	—		(1.54)	(1.86)		(0.99)		(0.18)		(0.34)	(0.17)

Total Distributions	—		(1.54)	(1.86)		(0.99)		(0.19)		(0.34)	(0.25)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(b)	0.00 (b)	—		—		—		—	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.28)		1.20	(0.38)		2.25		5.85		1.53	2.81

NET ASSET VALUE, END OF PERIOD	$27.53		$28.81	$27.61		$27.99		$25.74		$19.89	$18.36

TOTAL RETURN(c)	(4.44	)%(d)	9.94%	5.31	%(d)	13.12%		30.53%		10.46%	19.96%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$131,121		$164,164	$184,550		$183,556		$133,136		$59,565	$34,933
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.01	%(e)	(0.13)%	(0.10	)%(e)	(0.23)%		(0.13)%		0.20%	0.28%
Operating expenses	1.58	%(e)	1.62%	1.57	%(e)	1.80%		1.74%		1.97%	2.26%
PORTFOLIO TURNOVER RATE	18	%(d)	34%	15	%(d)	25%		29%		47%	27%

(a) Per share amounts calculated based on the average shares outstanding during the period.

(b) Amount represents less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements	93	June 30, 2007

Financial Highlights

For a share outstanding throughout the periods presented

Forward Emerald Banking and Finance Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004		YEAR ENDED JUNE 30, 2003		YEAR ENDED JUNE 30, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$27.71		$26.73	$27.23		$25.23		$19.62		$18.24		$15.47
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.10)		(0.22)	(0.10	)(a)	(0.23	)(a)	(0.18	)(a)	(0.08	)(a)	(0.06	)(a)
Net realized and unrealized gain/(loss) on investments	(1.22)		2.74	1.46		3.22		5.97		1.80		3.00

Total from Investment Operations	(1.32)		2.52	1.36		2.99		5.79		1.72		2.94

LESS DISTRIBUTIONS:
From capital gains	—		(1.54)	(1.86)		(0.99)		(0.18)		(0.34)		(0.17)

Total Distributions	—		(1.54)	(1.86)		(0.99)		(0.18)		(0.34)		(0.17)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(b)	0.00 (b)	—		—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.32)		0.98	(0.50)		2.00		5.61		1.38		2.77

NET ASSET VALUE, END OF PERIOD	$26.39		$27.71	$26.73		$27.23		$25.23		$19.62		$18.24

TOTAL RETURN(c)	(4.76	)%(d)	9.44%	5.01	%(d)	12.37%		29.68%		9.69%		19.22%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$85,503		$111,868	$112,774		$107,804		$88,249		$27,482		$6,210
RATIOS TO AVERAGE NET ASSETS:
Net investment loss	(0.64	)%(e)	(0.79)%	(0.75	)%(e)	(0.88)%		(0.77)%		(0.43)%		(0.37)%
Operating expenses	2.23	%(e)	2.27%	2.22	%(e)	2.45%		2.39%		2.66%		2.91%
PORTFOLIO TURNOVER RATE	18	%(d)	34%	15	%(d)	25%		29%		47%		27%

(a) Per share amounts calculated based on the average shares outstanding during the period.

(b) Amount represents less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Not annualized.

(e) Annualized.

June 30, 2007	94	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Forward Emerald Opportunities Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006		SIX MONTHS ENDED DECEMBER 31, 2005(a)		YEAR ENDED JUNE 30, 2005(a)		YEAR ENDED JUNE 30, 2004(a)		YEAR ENDED JUNE 30, 2003(a)		YEAR ENDED JUNE 30, 2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.21		$8.39		$7.03		$7.13		$5.64		$5.38		$12.15
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.04)		(0.07)		(0.08	)(b)	(0.17	)(b)	(0.19	)(b)	(0.12	)(b)	(0.20	)(b)
Net realized and unrealized gain/(loss) on investments	0.40		0.89		1.44		0.07		1.68		0.38		(6.15)

Total from Investment Operations	0.36		0.82		1.36		(0.10)		1.49		0.26		(6.35)

LESS DISTRIBUTIONS:
From capital gains	—		—		—		—		—		—		(0.42)

Total Distributions	—		—		—		—		—		—		(0.42)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(c)	0.00	(c)	—		—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.36		0.82		1.36		(0.10)		1.49		0.26		(6.77)

NET ASSET VALUE, END OF PERIOD	$9.57		$9.21		$8.39		$7.03		$7.13		$5.64		$5.38

TOTAL RETURN(d)	3.91	%(e)	9.77%		19.35	%(e)	(1.40)%		26.42%		4.83%		(53.76)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$7,364		$9,026		$6,004		$2,793		$3,202		$2,572		$3,132
RATIOS TO AVERAGE NET ASSETS (excluding dividends on short sales expense):
Net investment loss including reimbursement/waiver	(0.74	)%(f)	(0.85)%		(2.15	)%(f)	(2.62)%		(2.65)%		(2.69)%		(2.50)%
Net investment loss excluding reimbursement/waiver	(1.42	)%(f)	(1.12)%		(2.56	)%(f)	(2.76)%		(2.67)%		(4.78)%		(4.26)%
Operating expenses including reimbursement/waiver	1.99	%(f)	2.28	%(g)	2.73	%(f)	2.76%		2.74%		2.90%		2.90%
Operating expenses excluding reimbursement/waiver	2.68	%(f)	2.56%		3.14	%(f)	2.90%		2.75%		4.99%		4.66%
RATIOS TO AVERAGE NET ASSETS (including dividends on short sales expense):
Operating expenses including reimbursement/waiver	2.03	%(f)	2.31	%(g)	n/a	(h)	n/a	(h)	n/a	(h)	n/a	(h)	n/a	(h)
Operating expenses excluding reimbursement/waiver	2.72	%(f)	2.58%		n/a	(h)	n/a	(h)	n/a	(h)	n/a	(h)	n/a	(h)
PORTFOLIO TURNOVER RATE	125	%(e)	380%		156	%(e)	189%		65%		151%		249%

(a) Prior to September 29, 2005, the Opportunities Fund was named the Forward Emerald Technology Fund and invested a minimum 80% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the Technology sector. Accordingly, performance figures for periods prior to September 29, 2005, do not reflect the current strategy. Prior to February 29, 2000, the Fund was named the HomeState Year 2000 Fund and its investment objective focused on a specific industry within the Technology sector.

(b) Per share numbers have been calculated using the average shares method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not annualized.

(f) Annualized.

(g) Effective May 1, 2006, the net expense limitation changed from 2.90% to 1.99%.

(h) Not applicable, no dividends on short sales expense.

See Notes to Financial Statements	95	June 30, 2007

Financial Highlights

For a share outstanding throughout the periods presented

Forward Emerald Opportunities Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006		SIX MONTHS ENDED DECEMBER 31, 2005(a)		YEAR ENDED JUNE 30, 2005(a)		YEAR ENDED JUNE 30, 2004(a)		YEAR ENDED JUNE 30, 2003(a)		YEAR ENDED JUNE 30, 2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.93		$8.18		$6.87		$7.00		$5.56		$5.33		$12.10
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.06)		(0.08)		(0.10	)(b)	(0.20	)(b)	(0.22	)(b)	(0.15	)(b)	(0.24	)(b)
Net realized and unrealized gain/(loss) on investments	0.38		0.83		1.41		0.07		1.66		0.38		(6.11)

Total from Investment Operations	0.32		0.75		1.31		(0.13)		1.44		0.23		(6.35)

LESS DISTRIBUTIONS:
From capital gains	—		—		—		—		—		—		(0.42)

Total Distributions	—		—		—		—		—		—		(0.42)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(c)	0.00	(c)	—		—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.32		0.75		1.31		(0.13)		1.44		0.23		(6.77)

NET ASSET VALUE, END OF PERIOD	$9.25		$8.93		$8.18		$6.87		$7.00		$5.56		$5.33

TOTAL RETURN(d)	3.58	%(e)	9.17%		19.07	%(e)	(1.86)%		25.90%		4.32%		(53.99)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,331		$2,729		$820		$388		$518		$201		$89
RATIOS TO AVERAGE NET ASSETS (excluding dividends on short sales expense):
Net investment loss including reimbursement/waiver	(1.23	)%(f)	(1.16)%		(2.64	)%(f)	(3.11)%		(3.15)%		(3.19)%		(3.00)%
Net investment loss excluding reimbursement/waiver	(1.93	)%(f)	(1.37)%		(3.05	)%(f)	(3.24)%		(3.17)%		(5.28)%		(4.76)%
Operating expenses including reimbursement/waiver	2.49	%(f)	2.67	%(g)	3.22	%(f)	3.26%		3.24%		3.40%		3.40%
Operating expenses excluding reimbursement/waiver	3.18	%(f)	2.87%		3.63	%(f)	3.40%		3.25%		5.49%		5.16%
RATIOS TO AVERAGE NET ASSETS (including dividends on short sales expense):
Operating expenses including reimbursement/waiver	2.53	%(f)	2.69	%(g)	n/a	(h)	n/a	(h)	n/a	(h)	n/a	(h)	n/a	(h)
Operating expenses excluding reimbursement/waiver	3.22	%(f)	2.90%		n/a	(h)	n/a	(h)	n/a	(h)	n/a	(h)	n/a	(h)
PORTFOLIO TURNOVER RATE	125	%(e)	380%		156	%(e)	189%		65%		151%		249%

(a) Prior to September 29, 2005, the Forward Emerald Opportunities Fund was named the Forward Emerald Technology Fund and invested a minimum 80% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the Technology sector. Accordingly, performance figures for periods prior to September 29, 2005, do not reflect the current strategy. Prior to February 29, 2000, the Fund was named the HomeState Year 2000 Fund and its investment objective focused on a specific industry within the Technology sector.

(b) Per share amounts calculated based on the average shares outstanding during the period.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not annualized.

(f) Annualized.

(g) Effective May 1, 2006, the net expense limitation changed from 3.40% to 2.49%.

(h) Not applicable, no dividends on short sales expense.

June 30, 2007	96	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Forward Global Emerging Markets Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004(a)		PERIOD ENDED DECEMBER 31, 2003(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$23.08		$18.83		$14.21	$11.86		$6.98
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.06		0.05		0.27	0.21		0.00	(c)
Net realized and unrealized gain on investments	3.36		5.58		4.61	2.35		4.94

Total from Investment Operations	3.42		5.63		4.88	2.56		4.94

LESS DISTRIBUTIONS:
From investment income	—		(0.06)		(0.26)	(0.22)		(0.06)
From capital gains	—		(1.34)		—	—		—

Total Distributions	—		(1.40)		(0.26)	(0.22)		(0.06)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(c)	0.02		0.00 (c)	0.01		0.00	(c)

NET INCREASE IN NET ASSET VALUE	3.42		4.25		4.62	2.35		4.88

NET ASSET VALUE, END OF PERIOD	$26.50		$23.08		$18.83	$14.21		$11.86

TOTAL RETURN	14.82	%(d)	30.36%		34.36%	22.06%		70.83	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$17,338		$13,336		$8,833	$969		$227
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	0.57	%(e)	0.26%		2.57%	(0.32)%		0.66	%(e)
Operating expenses including reimbursement/waiver	1.69	%(e)	1.81	%(f)	1.95%	1.98	%(g)	1.95	%(e)
Operating expenses excluding reimbursement/waiver	2.12	%(e)	2.26%		3.04%	3.29	%(g)	2.48	%(e)
PORTFOLIO TURNOVER RATE	52	%(d)	102%		62%	45%		44	%(h)

(a) On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The financial highlights for the periods presented previous to December 31, 2004 are that of the Pictet Global Emerging Markets Fund. In addition, for the periods presented prior to December 31, 2004, the Investor Class of shares was known as the Retail Class.

(b) The Pictet Global Emerging Markets Fund—Retail Class commenced operations on April 9, 2003.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective January 2, 2006, the net expense limitation changed from 1.95% to 1.89%. Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.69%.

(g) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for the Investor Class would have been 1.95% and 3.25%, respectively.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2003.

See Notes to Financial Statements	97	June 30, 2007

Financial Highlights

For a share outstanding throughout the periods presented

Forward Global Emerging Markets Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004(a)		YEAR ENDED DECEMBER 31, 2003	YEAR ENDED DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$23.18		$18.88		$14.23	$11.88		$6.92	$6.89
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.10		0.12		0.33	0.23		0.08	0.01
Net realized and unrealized gain on investments	3.36		5.62		4.62	2.36		4.95	0.03

Total from Investment Operations	3.46		5.74		4.95	2.59		5.03	0.04

LESS DISTRIBUTIONS:
From investment income	—		(0.12)		(0.30)	(0.25)		(0.07)	(0.01)
From capital gains	—		(1.34)		—	—		—	—

Total Distributions	—		(1.46)		(0.30)	(0.25)		(0.07)	(0.01)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(b)	0.02		0.00 (b)	0.01		0.00 (b)	0.00 (b)

NET INCREASE IN NET ASSET VALUE	3.46		4.30		4.65	2.35		4.96	0.03

NET ASSET VALUE, END OF PERIOD	$26.64		$23.18		$18.88	$14.23		$11.88	$6.92

TOTAL RETURN	14.93	%(c)	30.84%		34.79%	22.26%		72.72%	0.60%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$48,197		$42,283		$28,765	$18,854		$116,774	$67,509
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.83	%(d)	0.68%		2.34%	0.63%		0.91%	0.16%
Operating expenses including reimbursement/waiver	1.39	%(d)	1.47	%(e)	1.70%	1.70	%(f)	1.70%	1.70%
Operating expenses excluding reimbursement/waiver	1.82	%(d)	1.86%		2.84%	2.38	%(f)	2.23%	2.31%
PORTFOLIO TURNOVER RATE	52	%(c)	102%		62%	45%		44%	47%

(a) On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The financial highlights for the periods presented previous to December 31, 2004 are that of the Pictet Global Emerging Markets Fund.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2006, the net expense limitation changed from 1.70% to 1.59%. Effective May 1, 2006, the net expense limitation changed from 1.59% to 1.39%.

(f) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for the Investor Class would have been 1.70% and 2.37%, respectively.

June 30, 2007	98	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Forward International Equity Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005(a)	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003	YEAR ENDED DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$18.23		$15.01		$12.78	$11.31		$8.21	$9.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.22		0.09		0.05	(0.02)		(0.01)	(0.04)
Net realized and unrealized gain/(loss) on investments	2.53		4.99		2.19	1.49		3.11	(1.38)

Total from Investment Operations	2.75		5.08		2.24	1.47		3.10	(1.42)

LESS DISTRIBUTIONS:
From investment income	—		(0.12)		(0.01)	—		—	—
From capital gains	—		(1.74)		—	—		—	—

Total Distributions	—		(1.86)		(0.01)	—		—	—

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.01		0.00	(b)	0.00 (b)	0.00	(b)	0.00 (b)	0.00 (b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.76		3.22		2.23	1.47		3.10	(1.42)

NET ASSET VALUE, END OF PERIOD	$20.99		$18.23		$15.01	$12.78		$11.31	$8.21

TOTAL RETURN	15.14	%(c)	34.40%		17.50%	13.00%		37.76%	(14.75)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$48,869		$33,823		$24,880	$24,204		$21,189	$15,322
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	2.53	%(d)	0.53%		0.37%	(0.20)%		(0.16)%	(0.44)%
Operating expenses including reimbursement/waiver	1.27	%(d)(e)	1.42	%(f)	1.69%	1.71	%(g)	1.99%	1.95%
Operating expenses excluding reimbursement/waiver	1.48	%(d)	1.80%		2.28%	2.09%		2.48%	2.43%
PORTFOLIO TURNOVER RATE	29	%(c)	94%		138%	50%		25%	37%

(a) Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.

(f) Effective May 1, 2006, the net expense limitation changed from 1.69% to 1.29%.

(g) Effective January 26, 2004, the net expense limitation changed from 1.99% to 1.69%.

See Notes to Financial Statements	99	June 30, 2007

Financial Highlights

For a share outstanding throughout the periods presented

Forward International Equity Fund

	INSTITUTIONAL CLASS
	PERIOD ENDED JUNE 30, 2007(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.99
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.19
Net realized and unrealized gain on investments	0.81

Total from Investment Operations	1.00

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.01

NET INCREASE IN NET ASSET VALUE	1.01

NET ASSET VALUE, END OF PERIOD	$21.00

TOTAL RETURN	5.05	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10,505
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	5.80	%(c)
Operating expenses including reimbursement/waiver	0.99	%(c)
Operating expenses excluding reimbursement/waiver	1.18	%(c)
PORTFOLIO TURNOVER RATE	29	%(b)(d)

(a) The Forward International Equity Fund began offering Institutional Class shares on May 1, 2007.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2007.

June 30, 2007	100	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Forward International Small Companies Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003(a)	PERIOD ENDED DECEMBER 31, 2002(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.96		$15.11		$12.87	$10.39		$6.44	$7.34
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.13		0.08		0.11 (c)	0.05	(c)	0.02 (c)	0.02	(c)
Net realized and unrealized gain/(loss) on investments	1.82		4.34		3.23	2.59		3.94	(0.90)

Total from Investment Operations	1.95		4.42		3.34	2.64		3.96	(0.88)

LESS DISTRIBUTIONS:
From investment income	—		(0.04)		(0.08)	(0.03)		(0.02)	(0.03)
From capital gains	—		(0.54)		(1.02)	(0.14)		—	—

Total Distributions	—		(0.58)		(1.10)	(0.17)		(0.02)	(0.03)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.01		0.01		0.00 (d)	0.01		0.01	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.96		3.85		2.24	2.48		3.95	(0.90)

NET ASSET VALUE, END OF PERIOD	$20.92		$18.96		$15.11	$12.87		$10.39	$6.44

TOTAL RETURN	10.34	%(e)	29.51%		26.57%	25.55%		61.64%	(11.82	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$346,552		$251,488		$64,346	$9,819		$15,981	$312
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.42	%(f)	0.51%		0.82%	0.47%		0.24%	0.27	%(f)
Operating expenses including reimbursement/waiver	1.60	%(f)(g)	1.56	%(h)	1.45%	1.46	%(i)	1.45%	1.45	%(f)
Operating expenses excluding reimbursement/waiver	n/a		1.66%		1.84%	2.26	%(i)	2.45%	2.82	%(f)
PORTFOLIO TURNOVER RATE	32	%(e)	75%		91%	175%		52%	133	%(j)

(a) On December 23, 2003, the Forward International Small Companies Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet International Small Companies Fund. The financial highlights for the periods presented previous to December 31, 2003 are that of the Pictet International Small Companies Fund. In addition, for the periods presented prior to December 31, 2003, the Investor Class of shares was known as the Retail Class.

(b) The Pictet International Small Companies Fund—Retail Class commenced operations on March 5, 2002

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.

(h) Effective January 2, 2006, the net expense limitation changed from 1.45% to 1.56%.

(i) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for would have been 1.45% and 2.25%, respectively.

(j) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2002.

See Notes to Financial Statements	101	June 30, 2007

Financial Highlights

For a share outstanding throughout the periods presented

Forward International Small Companies Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003(a)	YEAR ENDED DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$19.02		$15.15		$12.89	$10.40		$6.44	$7.35
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.16		0.09		0.16 (b)	0.08	(b)	0.04 (b)	0.04 (b)
Net realized and unrealized gain/(loss) on investments	1.84		4.39		3.23	2.61		3.94	(0.92)

Total from Investment Operations	2.00		4.48		3.39	2.69		3.98	(0.88)

LESS DISTRIBUTIONS:
From investment income	—		(0.08)		(0.11)	(0.07)		(0.03)	(0.04)
From capital gains	—		(0.54)		(1.02)	(0.14)		—	—

Total Distributions	—		(0.62)		(1.13)	(0.21)		(0.03)	(0.04)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(c)	0.01		0.00 (c)	0.01		0.01	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.00		3.87		2.26	2.49		3.96	(0.91)

NET ASSET VALUE, END OF PERIOD	$21.02		$19.02		$15.15	$12.89		$10.40	$6.44

TOTAL RETURN	10.51	%(d)	29.91%		26.81%	25.99%		61.95%	(11.87)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$589,680		$389,983		$144,302	$49,068		$26,221	$22,251
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.81	%(e)	0.77%		1.12%	0.75%		0.49%	0.52%
Operating expenses including reimbursement/waiver	1.25	%(e)(f)	1.25	%(g)	1.20%	1.21	%(h)	1.20%	1.20%
Operating expenses excluding reimbursement/waiver	n/a		1.28%		1.46%	2.12	%(h)	2.20%	2.57%
PORTFOLIO TURNOVER RATE	32	%(d)	75%		91%	175%		52%	133%

(a) On December 23, 2003, the Forward International Small Companies Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet International Small Companies Fund. The financial highlights for the periods presented previous to December 31, 2003 are that of the Pictet International Small Companies Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective January 2, 2007, the net expense limitation changed from 1.26% to 1.25%.

(g) Effective January 2, 2006, the net expense limitation changed from 1.20% to 1.26%.

(h) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.20% and 2.11%, respectively.

June 30, 2007	102	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Forward International Small Companies Fund

	Class A
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006		PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.95		$15.06		$13.13
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.10		0.18		0.13	(b)
Net realized and unrealized gain on investments	1.86		4.23		2.90

Total from Investment Operations	1.96		4.41		3.03

LESS DISTRIBUTIONS:
From investment income	—		(0.01)		(0.08)
From capital gains	—		(0.54)		(1.02)

Total Distributions	—		(0.55)		(1.10)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.03		0.03		0.00	(c)

NET INCREASE IN NET ASSET VALUE	1.99		3.89		1.93

NET ASSET VALUE, END OF PERIOD	$20.94		$18.95		$15.06

TOTAL RETURN(d)	10.50	%(e)	29.55%		23.78	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,215		$3,416		$5,065
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.56	%(f)	0.71%		0.51	%(f)
Operating expenses including reimbursement/waiver	1.49	%(f)(g)	1.47	%(h)	1.78	%(f)
Operating expenses excluding reimbursement/waiver	n/a		1.48%		1.82	%(f)
PORTFOLIO TURNOVER RATE	32	%(e)	75%		91	%(i)

(a) The Forward International Small Companies Fund began offering Class A shares on May 2, 2005.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.

(h) Effective January 2, 2006, the net expense limitation changed from 1.78% to 1.56%.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.

See Notes to Financial Statements	103	June 30, 2007

Financial Highlights

For a share outstanding throughout the periods presented

Forward Progressive Real Estate Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006(a)		YEAR ENDED DECEMBER 31, 2005		YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003		YEAR ENDED DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$20.66		$16.69		$16.62		$14.01		$11.24		$11.43
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.11		0.13		0.33	(b)	0.34	(b)	0.30	(b)	0.40	(b)
Net realized and unrealized gain/(loss) on investments	(1.10)		5.08		1.47	(b)	3.62	(b)	2.85	(b)	0.02	(b)

Total from Investment Operations	(0.99)		5.21		1.80		3.96		3.15		0.42

LESS DISTRIBUTIONS:
From investment income	(0.11)		(0.27)		(0.22)		(0.59)		(0.31)		(0.44)
From capital gains	—		(0.97)		(1.50)		(0.76)		(0.07)		(0.17)
Tax return of capital	—		—		(0.01)		—		—		—

Total Distributions	(0.11)		(1.24)		(1.73)		(1.35)		(0.38)		(0.61)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.10)		3.97		0.07		2.61		2.77		(0.19)

NET ASSET VALUE, END OF PERIOD	$19.56		$20.66		$16.69		$16.62		$14.01		$11.24

TOTAL RETURN	(4.84	)%(d)	31.24%		11.01%		28.77%		28.53%		3.56%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$49,319		$48,450		$43,288		$48,346		$36,735		$23,456
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.04	%(e)	0.70%		1.98	%(b)	2.23	%(b)	2.50	%(b)	3.63	%(b)
Operating expenses including reimbursement/waiver	1.40	%(e)(f)	1.35	%(g)	1.79%		1.85%		1.91%		1.94%
Operating expenses excluding reimbursement/waiver	n/a	(h)	n/a	(h)	n/a	(h)	n/a	(h)	2.16%		2.09%
PORTFOLIO TURNOVER RATE	4	%(d)	19%		21%		32%		17%		22%

(a) Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.

(b) Amount has been restated. See Note 2 to the Financial Statements.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective January 2, 2007, there is no longer an expense limitation.

(g) Effective January 2, 2006, the net expense limitation changed from 1.79% to 1.69%

(h) Not applicable, no reimbursements were made by the Advisor.

June 30, 2007	104	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Sierra Club Equity Income Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005(a)	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.82		$11.48	$12.05	$11.66		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	(0.02)		0.08	0.01	(0.02)		(0.04)
Net realized and unrealized gain on investments	0.52		0.68	0.05	1.09		1.90

Total from Investment Operations	0.50		0.76	0.06	1.07		1.86

LESS DISTRIBUTIONS:
From investment income	0.00	(c)	(0.08)	(0.01)	—		—
From capital gains	—		(0.34)	(0.62)	(0.68)		(0.20)

Total Distributions	0.00		(0.42)	(0.63)	(0.68)		(0.20)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.50		0.34	(0.57)	0.39		1.66

NET ASSET VALUE, END OF PERIOD	$12.32		$11.82	$11.48	$12.05		$11.66

TOTAL RETURN	4.24	%(d)	6.65%	0.49%	9.18%		18.65%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$26,324		$25,273	$30,146	$30,422		$26,882
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	(0.34	)%(e)	0.69%	0.12%	(0.18)%		(0.36)%
Operating expenses including reimbursement/waiver	1.69	%(e)	1.69%	1.69%	1.72	%(f)(g)	1.84%
Operating expenses excluding reimbursement/waiver	n/a		1.72%	1.87%	2.01	%(g)	2.60%
PORTFOLIO TURNOVER RATE	14	%(d)	74%	89%	79%		62%

(a) Prior to April 1, 2005, the Sierra Club Equity Income Fund was known as the Sierra Club Balanced Fund.

(b) The Fund commenced operations on January 1, 2003.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective January 26, 2004, the net expense limitation changed from 1.84% to 1.69%.

(g) The Fund incurred ReFlow fees during the year ended December 31, 2004. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.71% and 2.00%, respectively.

See Notes to Financial Statements	105	June 30, 2007

Financial Highlights

For a share outstanding throughout the periods presented

Sierra Club Stock Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003	YEAR ENDED DECEMBER 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$11.67		$11.92		$11.99	$10.39		$7.87	$10.32
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.01		0.01		(0.08)	(0.05)		(0.05)	(1.15)
Net realized and unrealized gain/(loss) on investments	0.57		0.91		0.31	1.74		2.57	(1.30)

Total from Investment Operations	0.58		0.92		0.23	1.69		2.52	(2.45)

LESS DISTRIBUTIONS:
From net investment income	—		(0.01)		—	—		—	—
From capital gains	—		(1.16)		(0.30)	(0.09)		—	—

Total Distributions	—		(1.17)		(0.30)	(0.09)		—	—

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(a)	0.00	(a)	0.00 (a)	0.00	(a)	0.00 (a)	0.00 (a)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.58		(0.25)		(0.07)	1.60		2.52	(2.45)

NET ASSET VALUE, END OF PERIOD	$12.25		$11.67		$11.92	$11.99		$10.39	$7.87

TOTAL RETURN	4.97	%(b)	7.82%		1.95%	16.23%		32.02%	(23.74)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$36,478		$30,707		$24,272	$20,201		$8,155	$518
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/ waiver/custodian fee credits	0.11	%(c)	0.08%		(0.72)%	(0.70)%		(0.95)%	(0.34)%
Operating expenses including reimbursement/waiver/ custodian fee credits	1.27	%(c)(d)	1.37	%(e)	1.69%	1.70	%(f)(g)	1.84%	1.86%
Operating expenses excluding reimbursement/waiver/ custodian fee credits	1.47	%(c)	1.59%		2.29%	2.70	%(f)	6.32%	1.96%
PORTFOLIO TURNOVER RATE	9	%(b)	127%		70%	93%		56%	88%

(a) Amount represents less than $0.01 per share.

(b) Not Annualized.

(c) Annualized.

(d) Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.

(e) Effective January 2, 2006, the net expense limitation changed from 1.69% to 1.49%. Effective September 1, 2006, the net expense limitation changed from 1.49% to 1.29%.

(f) The Fund incurred ReFlow fees during the year ended December 31, 2004. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.70% and 2.70%, respectively.

(g) Effective January 26, 2004, the net expense limitation changed from 1.84% to 1.69%.

June 30, 2007	106	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented

Sierra Club Stock Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2006		PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.67		$11.92		$10.78
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.01		0.01		(0.05)
Net realized and unrealized gain on investments	0.57		0.91		1.49

Total from Investment Operations	0.58		0.92		1.44

LESS DISTRIBUTIONS:
From net investment income	—		(0.01)		—
From capital gains	—		(1.16)		(0.30)

Total Distributions	—		(1.17)		(0.30)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 8)	0.00	(b)	0.00	(b)	0.00	(b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.58		(0.25)		1.14

NET ASSET VALUE, END OF PERIOD	$12.25		$11.67		$11.92

TOTAL RETURN(c)	4.97	%(d)	7.85%		13.39	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$12,560		$11,840		$5,484
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver/custodian fee credits	0.10	%(e)	0.09%		(0.68	)%(e)
Operating expenses including reimbursement/waiver/custodian fee credits	1.27	%(e)(f)	1.40	%(g)	1.69	%(e)
Operating expenses excluding reimbursement/waiver/custodian fee credits	1.42	%(e)	1.53%		2.28	%(e)
PORTFOLIO TURNOVER RATE	9	%(d)	127%		70	%(h)

(a) The Sierra Club Stock Fund began offering Class A shares on May 2, 2005.

(b) Amount represents less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.

(g) Effective January 2, 2006, the net expense limitation changed from 1.69% to 1.49%. Effective September 1, 2006, the net expense limitation changed from 1.49% to 1.29%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.

See Notes to Financial Statements	107	June 30, 2007

Financial Highlights

For a share outstanding throughout the periods presented

Forward Long/Short Credit Analysis Fund

	CLASS A
	PERIOD ENDED JUNE 30, 2007(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.19
Net realized and unrealized loss on investments	(0.29)

Total from Investment Operations	(0.10)

NET DECREASE IN NET ASSET VALUE	(0.10)

NET ASSET VALUE, END OF PERIOD	$9.90

TOTAL RETURN(b)	(1.00	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10,205
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and performance fee):
Net investment income including reimbursement/waiver	4.67	%(d)
Operating expenses including reimbursement/waiver	1.59	%(d)
Operating expenses excluding reimbursement/waiver	2.27	%(d)
RATIOS TO AVERAGE NET ASSETS (including interest expense and performance fee):
Operating expenses including reimbursement/waiver	7.36	%(d)
Operating expenses excluding reimbursement/waiver	8.04	%(d)
PORTFOLIO TURNOVER RATE	66	%(c)

(a) The Forward Long/Short Credit Analysis Fund began offering Class A shares on December 29, 2006.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

June 30, 2007	108	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements and financial highlights are those of the Forward Large Cap Equity Fund (the “Large Cap Fund”), the Forward Emerald Growth Fund (the “Growth Fund”), the Forward Hoover Small Cap Equity Fund (the “Small Cap Fund”), the Forward Hoover Mini-Cap Fund (the “Mini-Cap Fund”), the Forward Legato Fund (the “Legato Fund”), the Forward Emerald Banking and Finance Fund (the “Banking and Finance Fund”), the Forward Emerald Opportunities Fund (the “Opportunities Fund”), the Forward Global Emerging Markets Fund (the “Global Emerging Markets Fund”), the Forward International Equity Fund (the “International Equity Fund”), the Forward International Small Companies Fund (the “International Small Companies Fund”), the Forward Progressive Real Estate Fund (the “Real Estate Fund”), the Sierra Club Equity Income Fund (the “Equity Income Fund”), the Sierra Club Stock Fund (the “Stock Fund”) and the Forward Long/Short Credit Analysis Fund (the “Long/Short Credit Analysis Fund”) (each a “Fund” and collectively the “Funds”). The Large Cap Fund seeks to achieve high total return and invests primarily in equity securities of companies that have large capitalizations. The Growth Fund seeks to achieve long-term growth of capital through capital appreciation and invests in stocks and securities convertible into stocks. The Small Cap Fund, Mini-Cap Fund and Legato Fund seek to achieve high total returns and invest primarily in the equity securities of companies that have small market capitalization and offer future growth potential. The Banking and Finance Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective. The Opportunities Fund seeks to achieve capital appreciation and, under normal conditions, will invest at least 25% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the technology sector. The Global Emerging Markets Fund seeks to achieve long-term growth of capital and invests primarily in the equity securities of emerging market countries. The International Equity Fund seeks to achieve high total returns and invests primarily in the equity securities of companies organized or located outside of the United States. The International Small Companies Fund seeks to achieve long-term growth of capital and invests in equity securities of companies with small market capitalizations located outside the United States. The Real Estate Fund seeks income with capital appreciation as a secondary goal and invests in real estate securities, including real estate investment trusts (“REITs”). The Equity Income Fund seeks to achieve a competitive total return through capital appreciation and current income, and invests in stocks and fixed-income securities that satisfy environmental and social criteria of the Sierra Club. The Stock Fund seeks to achieve high total return by investing in stocks that meet environmental and social criteria of the Sierra Club. Effective January 3, 2007, the Long/Short Credit Analysis Fund commenced investment operation and seeks to maximize total return, (capital appreciation and income), by investing primarily in a non-diversified portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging market debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets.

The Large Cap Fund, Small Cap Fund, Mini-Cap Fund, Global Emerging Markets Fund, International Equity Fund, International Small Companies Fund, Real Estate Fund, Equity Income Fund and Stock Fund offer Investor Class shares.

109	June 30, 2007

Notes to Financial Statements (Unaudited)

The Large Cap Fund, Small Cap Fund, Mini-Cap Fund, Legato Fund, Opportunities Fund, Global Emerging Markets Fund, International Equity Fund, International Small Companies Fund, Equity Income Fund, and Stock Fund offer Institutional Class shares.

The Large Cap Fund, Growth Fund, Small Cap Fund, Legato Fund, Banking and Finance Fund, Opportunities Fund, International Small Companies Fund Stock Fund and Long/Short Credit Analysis Fund offer Class A shares.

The Growth Fund, Banking and Finance Fund, Opportunities Fund and Long/Short Credit Analysis Fund offer Class C shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A Shares are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. Prior to May 1, 2007, Class A Shares of the Growth Fund, Small Cap Fund, Legato Fund, Banking and Finance Fund, Opportunities Fund, International Small Companies Fund and Stock Fund were subject to an initial sales charge of up to 4.75% imposed at the time of purchase. Class A Shares of the Large Cap Fund, Growth Fund, Small Cap Fund, Legato Fund, Banking and Finance Fund, Opportunities Fund, International Small Companies Fund and Stock Fund for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months, in accordance with the Fund’s prospectus. Class A Shares of the Long/Short Credit Analysis Fund for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 1.00% if the shares are sold within eighteen months, in accordance with the Fund’s prospectus. Class C shares of the Growth Fund, Banking and Finance Fund and Opportunities Fund are subject to a 1.00% CDSC for redemptions made within two years of purchase, in accordance with the Fund’s prospectus. Prior to May 1, 2007, Class C shares of the Growth Fund, Banking and Finance Fund and Opportunities Fund were subject to a 1.00% CDSC for redemptions made within one year of purchase. Class C shares of the Long/Short Credit Analysis Fund are subject to a 1.00% CDSC for redemptions made within eighteen months of purchase, in accordance with the Fund’s prospectus. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Certain funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate in investments in a particular sector.

2. Restatement

In the Real Estate Fund’s previously issued December 31, 2005 Annual Report to Shareholders, the Fund incorrectly classified return of capital distributions from real estate investment trust securities held in the Fund’s portfolio in prior years by presenting them as net investment income in the Statements of Operations, of Changes in Net Assets and the Financial Highlights. This misclassification has no impact on the amounts previously reported for net asset value per share, distributions paid, amounts of taxable income reported to shareholders, total return, portfolio turnover rate, security valuation, or net change in assets from operations. The Real Estate Fund’s 2005 financial statements have accordingly been restated to reclassify amounts reported as investment

June 30, 2007	110

Notes to Financial Statements (Unaudited)

income, net realized gain and change in unrealized appreciation on investments in the Statement of Operations and of Changes in Net Assets for the year ended December 31, 2005, and to revise the net investment income per share, net realized and unrealized gain/(loss) on investments per share and the ratio of net investment income to average net assets for the each of the four years ended December 31, 2005 as presented in the Financial Highlights.

The amounts before and after restatement for the Real Estate Fund are shown in the table below.

	AS ORIGINALLY REPORTED	RESTATED
Per Share Financial Highlights
Year Ended December 31:
Net Investment Income:
2005	$0.45	$0.33
2004	$0.48	$0.34
2003	$0.39	$0.30
2002	$0.44	$0.40
Net realized and unrealized gain/(loss) on investments:
2005	$1.35	$1.47
2004	$3.48	$3.62
2003	$2.76	$2.85
2002	$(0.02)	$0.02
Ratio to average net assets:
Net investment income including reimbursement/waiver
2005	2.69%	1.98%
2004	3.17%	2.23%
2003	3.30%	2.50%
2002	4.03%	3.63%

3. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market, included in the NASDAQ National Market System or comparable over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sales price, or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such

111	June 30, 2007

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securities or otherwise determined based on the fair value of such securities.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market, included in the NASDAQ National Market System or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indexes are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities in their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities

All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Trustees. The Funds generally value their holdings, including fixed-income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Trustees or by the Sub-Advisors using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security; product development and trends of the security’s issuer; changes in the industry and other competing companies; significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade-date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date,

June 30, 2007	112

Notes to Financial Statements (Unaudited)

except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Option Writing/Purchasing: The Funds, excluding the Growth Fund, may write or purchase options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by the Fund on the expiration date as realized gains or losses.

The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on invest-ment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. At June 30, 2007, the Opportunities Fund and Global Emerging Markets Fund held purchased options with a market value of $203,000 and $6,722, respectively, and held no written options. The other Funds held no purchased or written options.

Short Sales: The Funds, excluding the Growth Fund, may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends payable on securities while those securities are in a short position. At June 30, 2007, the Opportunities Fund and the Long/Short Credit Analysis Fund held securities sold short with a market value of $405,135 and $9,364,193, respectively. The other Funds held no securities sold short.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co.

113	June 30, 2007

Notes to Financial Statements (Unaudited)

(“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved world class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure, or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: The Funds, excluding the Equity Income Fund and the Stock Fund, from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash which is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. At June 30, 2007, Large Cap Fund, Growth Fund, Small Cap Fund, Mini-Cap Fund, Banking and Finance Fund, Opportunities Fund, Global Emerging Markets Fund, International Equity Fund, International Small Companies Fund and Real Estate Fund had securities on loan valued at $391,828, $38,970,119, $56,267,964, $15,651,141, $43,696,605, $2,124,982, $2,805,025, $5,624,729, $109,848,938, and $4,921,745, respectively, and received cash with a value of $402,715, $40,129,660, $58,432,715, $16,622,555, $45,341,649, $2,188,186, $2,835,076, $5,875,380, $115,512,093 and $5,032,057, respectively, as collateral. At June 30, 2007, the other Funds had no securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

June 30, 2007	114

Notes to Financial Statements (Unaudited)

Real Estate Investment Trusts (“REITs”): The Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Distributions to Shareholders: Dividends from net investment income are declared and paid annually for the Large Cap Equity Fund, Growth Fund, Small Cap Fund, Mini-Cap Fund, Legato Fund, Banking and Finance Fund, Opportunities Fund, Global Emerging Markets Fund, International Equity Fund, International Small Companies Fund, Stock Fund and Long/Short Credit Analysis Fund, quarterly for the Equity Income Fund and monthly for the Real Estate Fund. Net realized capital gains, if any, are distributed at least annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

A portion of the dividend income recorded by the Real Estate Fund is from distributions by publicly traded REITs held by the Fund, and such distributions may also consist of capital gains and return of capital for tax purposes. The actual return of capital and capital gains portions of such distributions may be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the Rule 12b-1 and/or shareholder service plans for a particular class of the fund are charged to the operations of such class.

115	June 30, 2007

Notes to Financial Statements (Unaudited)

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Funds will waive their redemption fee with respect to redemptions by ReFlow.

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC, the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. During the six months ended June 30, 2007, ReFlow fees that were incurred by the Small Cap Fund, Mini-Cap Fund, Global Emerging Markets Fund, International Equity Fund and Equity Income Fund are recorded in the Statement of Operations. During that same period there were no ReFlow fees incurred by the other Funds.

4. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management, LLC (“Forward Management” or the “Advisor”) pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2007, based on each Fund’s average daily net assets: Large Cap Fund, 0.80% on assets up to and including $500 million, 0.725% on assets over $500 million up to and including $1 billion and 0.675% on assets over $1 billion; Growth Fund, 0.75% on assets up to and including $250 million, 0.65% on assets over $250 million up to and including $500 million, 0.55% on assets over $500 million up to and

June 30, 2007	116

Notes to Financial Statements (Unaudited)

including $750 million and 0.45% on assets over $750 million; Small Cap Fund, 1.05% on assets up to and including $500 million and 1.00% on assets over $500 million; Mini-Cap Fund, 1.05%; Legato Fund, 1.00% on assets up to and including $500 million and 0.85% on assets over $500 million; Banking and Finance Fund and Opportunities Fund, 1.00% on assets up to and including $100 million and 0.90% on assets over $100 million; Global Emerging Markets Fund, 1.25% on assets up to and including $500 million, 1.20% on assets over $500 million up to and including $1 billion, and 1.15% on assets over $1 billion; International Equity Fund, 0.85% on assets up to and including $250 million, 0.75% on assets over $250 million up to and including $1 billion, 0.65% on assets over $1 billion; International Small Companies Fund, 1.00% on assets up to and including $1 billion and 0.95% on assets over $1 billion; Real Estate Fund, 0.85% on assets up to and including $100 million, 0.80% on assets over $100 million up to and including $500 million and 0.70% on assets over $500 million; Equity Income Fund, 0.94% on assets up to and including $100 million, 0.87% on assets over $100 million up to and including $250 million, 0.82% on assets over $250 million up to and including $500 million, 0.78% on assets over $500 million; Stock Fund, 0.85% on assets up to and including $100 million, 0.81% on assets over $100 million up to and including $250 million, 0.78% on assets over $250 million up to and including $500 million, and 0.70% on assets over $500 million; and Long/Short Credit Analysis Fund, 1.125% on assets up to and including $500 million, 1.05% on assets over $500 million up to and including $1 billion, and 0.975% on assets over $1 billion.

The Trust and Forward Management have entered into an interim investment sub-advisory agreement with Morgan Stanley Investment Management, Inc. (“MSIM”) for Large Cap Fund; and investment sub-advisory agreements with Emerald Mutual Fund Advisers Trust for Growth Fund, Banking and Finance Fund and Opportunities Fund; Hoover Investment Management Co., LLC (“Hoover”) for Small Cap Fund and Mini-Cap Fund; Netols Asset Management Inc. (“Netols”), Conestoga Capital Investment Advisors, LLC (“CCA”) and Riverbridge Partners, LLC (“Riverbridge”) for Legato Fund; PAM Asset Management Ltd. (“PAM”) for International Equity Fund, International Small Companies Fund and Global Emerging Markets Fund; and Forward Uniplan Advisors, Inc. (“Uniplan”) for Real Estate Fund and Equity Income Fund; and Cedar Ridge Partners, LLC (“Cedar Ridge”) for Long/Short Credit Analysis Fund (each a “Sub-Advisor”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates, based on each Fund’s average daily net assets (for the Legato Fund, based on the portion of the Fund that is managed by each sub-advisor of the Fund): Large Cap Fund, 0.40% on assets up to and including $500 million, 0.375% on assets over $500 million up to and including $1 billion and 0.35% on assets over $1 billion; Growth Fund, 0.40% on assets up to and including $250 million, 0.30% on assets over $250 million up to and including $500 million, 0.20% on assets over $500 million up to and including $750 million and 0.10% on assets over $750 million; Small Cap Fund, 0.70% on assets up to and including $100 million and 0.55% on assets over $100 million; Mini-Cap Fund, 0.70% on assets up to and including $100 million and 0.55% on assets over $100 million; Legato Fund, 0.60%; Banking and Finance Fund and Opportunities Fund, 0.65% on assets up to and including $100 million and 0.55% on assets over $100 million; Global Emerging Markets Fund, 0.80%; International Equity Fund, 0.45% on assets up to and including $250 million, 0.40% on assets over $250 million up to and including $1 billion and 0.35%

117	June 30, 2007

Notes to Financial Statements (Unaudited)

on assets over $1 billion; International Small Companies Fund, 0.65%; Real Estate Fund, 0.60% on assets up to and including $100 million, 0.55% on assets up to and including $500 million and 0.45% on assets over $500 million; Equity Income Fund, 0.39% on assets up to and including $100 million, 0.32% on assets over $100 million up to and including $500 million, 0.27% on assets over $250 million up to and including $500 million, and 0.24% on assets over $500 million; and the Long/Short Credit Analysis Fund, 0.75% on assets up to and including $500 million, 0.70% on assets over $500 million up to and including $1 billion, and 0.65% on assets over $1 billion.

The Advisor is also entitled to receive from the Long/Short Credit Analysis Fund a performance fee of 20% of the Fund’s performance, subject to a high watermark test. The performance fee, payable monthly, is calculated and accrued daily, based on the Fund’s performance. “Performance” for this purpose is defined as changes in the Fund’s net asset value inclusive of adjustments for income, realized and unrealized gain or loss on securities, expenses, or other items, excluding distributions, which may affect the net asset value of the Fund calculated on a particular day. The Fund will not bear a performance fee with respect to any day on which the Fund’s cumulative performance does not exceed its cumulative performance as of the day on which a performance fee was last accrued. The Fund will bear a performance fee for any day on which the Fund’s cumulative performance exceeds its cumulative performance as of the day on which a performance fee was last accrued. This high watermark test is measured from the Fund’s commencement of investment operations. The Advisor is not obligated to reimburse any accrued performance fees because of any negative performance occurring after their accrual. The Fund pays the performance fee to the Advisor, which in turn pays the Fund’s Sub-Advisor. For the period ended June 30, 2007, the Long/Short Credit Analysis Fund accrued performance fees of $33,973.

On May 1, 2007, MSIM acquired substantially all of the assets of Affinity Investment Advisors, LLC (“Affinity”), the sub-advisor for the Large Cap Fund. At a special telephonic meeting held on May 7, 2007, the Board of Trustees, including all of the Independent Trustees, approved, on behalf of the Large Cap Fund, an interim sub-advisory agreement with MSIM, subject to ratification at an in-person meeting of the Board. The Board unanimously ratified the interim sub-advisory agreement with MSIM at an in-person meeting on June 7, 2007. See “Approval of Investment Sub-Advisory Agreements” for more details. During the period of May 1, 2007 to June 6, 2007 the fees paid by Large Cap Fund to the Advisor were as follows 0.40% on assets up to and including $500 million, 0.3625% on assets over $500 million up to and including $1 billion and 0.3375% on assets over $1 billion, and during the same period there were no fees paid to the Sub-Advisor.

At a regular meeting of the Board of Trustees held on June 7, 2007, the Trustees, including all of the Independent Trustees, approved, on behalf of the Large Cap Fund, a permanent Investment Sub-Advisory Agreement among the Investment Advisor, the Trust and Piedmont Investment Advisors, LLC (“Piedmont”) to become effective July 11, 2007. See “Approval of Investment Sub-Advisory Agreements” for more details.

Expense Limitations: The Investment Advisor has agreed to limit the total expenses of certain classes of certain Funds, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund, except for the Growth Fund, Banking and Financing Fund and Opportunities Fund, will reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Advisor, provided that any such reimbursements made by

June 30, 2007	118

Notes to Financial Statements (Unaudited)

a Fund to the Advisor will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. Effective July 1, 2007, the Opportunities Fund has entered into an agreement to reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Advisor pursuant to terms described above.

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS C	END DATE
Large Cap	0.99%	1.24%	1.34%	N/A	January 1, 2008
Growth	N/A	N/A	2.25%	2.90%	June 30, 2007
Mini-Cap(a)	N/A	N/A	N/A	N/A	N/A
Legato	1.34%	N/A	1.69%	N/A	January 1, 2008
Banking and Finance	N/A	N/A	2.35%	3.00%	June 30, 2007
Opportunities	1.59%	N/A	1.99%	2.49%	January 1, 2008
Global Emerging Markets	1.39%	1.69%	N/A	N/A	January 1, 2008
International Equity(b)	0.99%	1.24%	N/A	N/A	January 1, 2008
International Small Companies	1.25%	1.60%	1.60%	N/A	January 1, 2008
Real Estate	N/A	N/A	N/A	N/A	January 1, 2008
Equity Income	1.44%	1.69%	N/A	N/A	January 1, 2008
Stock(c)	0.99%	1.24%	1.24%	N/A	January 1, 2008
Long/Short Credit Analysis	N/A	N/A	1.59%	2.24%	January 1, 2008

(a) From January 2, 2007 to June 30, 2007, the Advisor has voluntarily agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Institutional Class shares’ operating expenses to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25%. The voluntary waiver is not eligible for recoupment.

(b) From January 2, 2007 to April 30, 2007, the Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Investor Class shares’ operating expenses to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.29%.

(c) From January 2, 2007 to April 30, 2007 , the Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Investor Class and Class A shares’ operating expenses to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.29% and 1.29%, respectively.

119	June 30, 2007

Notes to Financial Statements (Unaudited)

For the six months/period ended June 30, 2007, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED BY ADVISOR		RECOUPMENT OF PAST WAIVED / REIMBURSED FEES BY ADVISOR	TOTAL
Large Cap
Class A	$17,383		$0	$17,383
Institutional Class	6,714		0	6,714
Small Cap
Investor Class	0		(74,783)	(74,783)
Institutional Class	0		(30,453)	(30,453)
Class A	0		(2,995)	(2,995)
Mini-Cap
Investor Class	0		(2,304)	(2,304)
Institutional Class	35,129	(a)	(10,444)	24,685
Legato
Class A	8,866		0	8,866
Opportunities
Class A	26,936		N/A (b)	26,936
Class C	8,746		N/A (b)	8,746
Global Emerging Markets
Investor Class	32,164		0	32,164
Institutional Class	93,729		0	93,729
International Equity
Investor Class	43,707		0	43,707
Institutional Class	3,097		0	3,097
International Small Companies
Investor Class	0		(69,173)	(69,173)
Institutional Class	0		(117,155)	(117,155)
Class A	0		(757)	(757)
Equity Income
Investor Class	0		(18,453)	(18,453)
Stock
Investor Class	34,065		0	34,065
Class A	9,102		0	9,102
Long/Short Credit Analysis
Class A	33,842		0	33,842

(a) This voluntary waiver is not eligible for recoupment.

(b) The Opportunities Fund did not have a recoupment plan. Effective July 1, 2007, the Opportunities Fund has entered into an agreement to reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Advisor pursuant to terms of the agreement.

June 30, 2007	120

Notes to Financial Statements (Unaudited)

At June 30, 2007, the balance of recoupable expenses for each Fund were as follows:

FUND	2004	2005	2006	2007	TOTAL
Large Cap
Class A	N/A	N/A	$8,369	$17,383	$25,752
Institutional Class	N/A	N/A	N/A	6,714	6,714
Small Cap
Investor Class	$0	$559,667	90,296	0	649,963
Institutional Class	0	57,636	13,607	0	71,243
Class A	N/A	30,744	744	0	31,488
Mini-Cap
Investor Class	14,796	0	671	0	15,467
Institutional Class	61,183	78,439	80,625	0	220,247
Legato
Class A	N/A	30,613	11,715	8,866	51,194
Global Emerging Markets
Investor Class	318	54,480	54,422	32,164	141,384
Institutional Class	99,126	242,429	135,967	93,729	571,251
International Small Companies
Investor Class	0	58,534	133,151	0	191,685
Institutional Class	259,822	254,721	74,541	0	589,084
Class A	N/A	0	0	0	0
International Equity
Investor Class	82,631	134,862	111,342	43,707	372,542
Institutional Class	N/A	N/A	N/A	3,097	3,097
Equity Income
Investor Class	60,774	52,666	8,474	0	121,914
Stock
Investor Class	133,000	130,855	51,531	34,065	349,451
Class A	N/A	20,667	6,206	9,102	35,975
Long/Short Credit Analysis
Class A	N/A	N/A	N/A	33,842	33,842

5. Distribution Plans and Shareholder Services Plans

The Funds have adopted service and distribution plans pursuant to Rule 12b-1 under the 1940 Act (each a “Distribution Plan” and collectively “Distribution Plans”). Under the Distribution Plan for the Investor Class shares of the Large Cap Fund, Small Cap Fund, Mini-Cap Fund, Global Emerging Markets Fund, International Equity Fund, International Small Companies Fund, Real Estate Fund, Equity Income Fund and Stock Fund, the Funds pay distribution fees on a monthly basis at an annual rate of up to 0.25% of each Fund’s average daily net assets. Under the Distribution Plan for the Class A shares of the Large Cap Fund, Small Cap Fund, Legato Fund, International Small Companies Fund and Stock Fund, the Funds pay distribution fees on a monthly basis at an annual rate of up to 0.35% of each Fund’s average daily net assets. Under the Distribution Plan for the Class A shares of the Long/Short Credit Analysis Fund, the Funds pay distribution fees on a monthly basis at an annual rate of up to 0.25% of the Fund’s average daily net assets.

Under the Distribution Plans for the Class A shares of the Growth Fund, Banking and Finance Fund and Opportunities Fund, the Growth Fund and Banking and Finance Fund will each reimburse the Distributor at an annual rate of up to 0.35% and the Opportunities Fund will reimburse the distributor at an annual rate of up

121	June 30, 2007

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to 0.50% of the average net assets attributable to the Class A shares of each of the Funds. Under the Distribution Plan for the Class C shares of the Growth Fund, Banking and Finance Fund Opportunities Fund, and Long/Short Credit Analysis Fund, each Fund will pay the Distributor at an annual rate of 1.00%, payable monthly, of which 0.25% is a shareholder servicing fee and 0.75% is for distribution-related expenses, of the average daily net assets attributable to the Class C shares of each of the Funds.

In addition, the Investor Class shares of the Large Cap Fund, Small Cap Equity Fund, Mini-Cap Fund, Global Emerging Markets Fund, International Equity Fund, International Small Companies Fund, Real Estate Fund and Equity Income Fund; the Class A shares of the Large Cap Fund, Small Cap Fund, Legato Fund, International Small Companies Fund, Stock Fund and Long/Short Credit Analysis Fund; and the Institutional Class shares of the Large Cap Equity Fund, Legato Fund, Opportunities Fund, International Equity Fund, Equity Income Fund and Stock Fund have a shareholder services plan (the “Shareholder Services Plan”) that may be used to pay shareholder servicing fees at an annual rate of up to 0.10% of each Funds’ average daily net assets.

The expenses of the Distribution and Shareholder Services Plans are reflected as distribution and service fees in the Statement of Operations. Institutional Class shares of the Small Cap Fund, Mini-Cap Fund, Global Emerging Markets Fund and International Small Companies Fund are not subject to distribution or shareholder service fees.

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator.

AFS serves as the Trust’s transfer agent and dividend paying agent.

Brown Brothers Harriman & Co. (“BBH”) is the Funds’ custodian.

6. Directors

The overall responsibility for oversight of the Funds rests with the Board of Trustees of the Trust. As of June 30, 2007, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act, (each, an “Independent Trustee”). The Funds pay each Independent Trustee a retainer fee in the amount of $14,000 per year, $6,500 each per regular meeting for attendance in person, $4,000 each per regular meeting for attendance by telephone and $1,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $750 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $6,000 per year. The Vice-Chairman of the Audit Committee (if such a Vice-Chairman is appointed) receives a special retainer fee in the amount of $3,000 per year. The interested Trustee receives no compensation from the Funds.

7. Indemnifications

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

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Notes to Financial Statements (Unaudited)

8. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shares exchanged or redeemed within 180 days of purchase (60 days for the Equity Income Fund and Stock Fund) incur a fee of 2.00% of the total redemption amount. Effective July 1, 2007, shares exchanged or redeemed of within 180 days of purchase in the Equity Income and Stock Funds will incur a fee of 2.00% of the total redemption amount. Such redemption fees are reflected in the “cost of shares redeemed” in the Statement of Changes in Net Assets. The redemption fees retained by Large Cap Fund, Growth Fund, Small Cap Fund, Mini-Cap Fund, Banking and Finance Fund, Opportunities Fund, Global Emerging Markets Fund, International Equity Fund, International Small Companies Fund, Real Estate Fund, Equity Income Fund and Stock Fund, for the six months ended June 30, 2007, were $12,650, $6,875, $52,065, $2,889, $26,407, $3,542, $7,830, $28,432, $183,316, $4,326, $517 and $1,251, respectively. During that same period there were no redemption fees retained by the Legato Fund or Long/Short Credit Analysis Fund.

The following entities owned of record or beneficially, as of June 30, 2007, 5% or greater of any class of the Funds outstanding equity securities:

FUND	NAME	PERCENTAGE
Large Cap Institutional Class	Camco	97.07%

Large Cap Class A	Sutton Place Associates, LLC	96.81%

Growth Class A	Merrill Lynch Pierce Fenner & Smith	34.69%
	Salomon Smith Barney, Inc.	14.79%

Small Cap Investor Class	Charles Schwab & Co., Inc.	29.72%
	National Financial Services, Corp.	13.05%
	SEI Private Trust Co.	8.34%
	New York Life Trust Co.	7.54%

Small Cap Institutional Class	Prudential Investment Management	55.24%
	Charles Schwab & Co., Inc.	26.18%

Small Cap Class A	Sutton Place Associates, LLC	88.36%

123	June 30, 2007

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Mini-Cap Investor Class	Charles Schwab & Co., Inc.	40.38%
	Sutton Place Associates, LLC	32.65%
	National Financial Services, Corp.	12.68%

Mini-Cap Institutional Class	Prudential Investment Management	64.28%
	SEI Private Trust Co.	14.36%
	Charles Schwab & Co., Inc.	12.74%

Legato Class A	Sutton Place Associates, LLC	98.29%

Banking and Finance Class A	Merrill Lynch Pierce Fenner & Smith	5.13%

Banking and Finance Class C	Merrill Lynch Pierce Fenner & Smith	18.36%

Opportunities Class A	Sutton Place Associates, LLC	32.65%

Global Emerging Markets Investor Class	Sutton Place Associates, LLC	34.55%
	Charles Schwab & Co., Inc.	17.21%
	National Financial Services, Corp.	13.23%

Global Emerging Markets Institutional Class	Ellard & Co.	29.31%
	Brown Brothers Harriman & Co.	19.24%
	Charles Schwab & Co., Inc.	10.31%
	National Financial Services, Corp.	6.20%

International Equity Investor Class	Sutton Place Associates, LLC	43.64%
	Charles Schwab & Co., Inc.	26.55%
	National Financial Services, Corp.	10.79%

International Equity Institutional Class	Sutton Place Associates, LLC	100.00%

International Small Companies Investor Class	Charles Schwab & Co., Inc.	42.50%
	National Financial Services, Corp.	17.15%

International Small Companies Institutional Class	Charles Schwab & Co., Inc.	34.60%
	Saturn & Co.	13.27%
	SEI Private Trust Co.	7.28%
	National Financial Services, Corp.	5.96%

International Small Companies Class A	Sutton Place Associates, LLC	38.73%
	Bear Sterns Securities	7.02%

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Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Real Estate Investor Class	Sutton Place Associates, LLC	47.86%
	Charles Schwab & Co., Inc.	33.95%
	National Financial Services, Corp.	9.34%

Equity Income Investor Class	Sutton Place Associates, LLC	56.85%
	Sierra Club	12.04%

Stock Fund Investor Class	Sierra Club	27.13%
	Charles Schwab & Co., Inc.	24.66%
	National Financial Services, Corp.	14.11%

Stock Fund Class A	Sutton Place Associates, LLC	97.39%

Long/Short Credit Analysis Class A	Sutton Place Associates, LLC	97.04%

Sutton Place Associates, LLC is an entity under common control with Forward Management.

9. Purchases and Sales of Investments

Investment transactions for the period ended June 30, 2007, excluding temporary short-term investments, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Large Cap	$8,518,006	$2,566,565
Growth	68,030,580	75,949,061
Small Cap	635,466,161	652,945,010
Mini-Cap	157,216,540	166,185,109
Legato	1,347,798	3,052,591
Banking and Finance	42,912,344	90,758,584
Opportunities	11,804,059	14,778,037
Global Emerging Markets	31,766,062	30,239,435
International Equity	32,079,208	12,961,102
International Small Companies	480,160,582	253,586,661
Real Estate	1,801,498	2,090,675
Equity Income	3,426,523	4,686,399
Stock	7,763,198	3,898,160
Long/Short Credit Analysis	33,019,310	12,657,590

125	June 30, 2007

Notes to Financial Statements (Unaudited)

10. Tax Basis Information

Tax Basis of Investments: At June 30, 2007, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Large Cap	$17,057,318	$1,799,290	$(297,331)	$1,501,959
Growth	189,553,512	56,890,065	(4,683,625)	52,206,440
Small Cap	582,689,485	89,599,731	(5,727,211)	83,872,520
Mini-Cap	114,018,173	14,805,842	(1,045,856)	13,759,986
Legato	6,548,216	1,956,073	(210,061)	1,746,012
Banking and Finance	216,981,963	53,282,369	(5,731,938)	47,550,431
Opportunities	10,593,601	1,344,545	(341,667)	1,002,878
Global Emerging Markets	47,623,939	20,362,252	(345,742)	20,016,510
International Equity	54,895,220	11,765,152	(1,147,464)	10,617,688
International Small Companies	918,610,613	164,259,626	(23,630,654)	140,628,972
Real Estate	34,905,657	19,372,923	0	19,372,923
Equity Income	21,160,011	5,332,790	(137,447)	5,195,343
Stock	43,507,035	6,626,488	(1,118,322)	5,508,166
Long/Short Credit Analysis	20,599,173	32,787	(355,417)	(322,630)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2006, the Funds elected to defer capital losses and currency losses occurring between November 1, 2006 and December 31, 2006 as follows:

FUND	CAPITAL LOSS	F/X LOSS
Opportunities	$16,993	—
International Small Companies	—	$29,707
Real Estate	—	123
Global Emerging Markets	—	4,004
Stock	104,420	—

Capital Loss Carryforwards: At December 31, 2006 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2009		2010
Opportunities	$5,153,443		$1,848,987
Global Emerging Markets	2,568,786		2,015,691
Stock	76,051	(a)	—

(a) Subject to limitations under §382.

During the year ended December 31, 2006, the Opportunities Fund utilized capital loss carryovers of $320,449 the Global Emerging Markets Fund utilized capital loss carryovers of $1,082,507, the Stock Fund utilized capital loss carryovers of $25,351, and the International Equity Fund utilized capital loss carryovers of $323,448.

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Notes to Financial Statements (Unaudited)

11. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

12. Custody Offset Agreement

Forward Management (on behalf of the Funds) and BBH have executed a Custody Fee Offset Agreement. This service arrangement with BBH and their brokerage area will allow the Funds and their sub-advisors to recognize efficiencies, competitive commission rates and ultimately offset custody expenses per the terms of this Agreement. For the six months ended June 30, 2007, there were no such credits received by any of the Funds.

13. New Accounting Standards

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principals and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Forward Funds is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

14. Subsequent Event

On July 13, 2007, the Board of Trustees approved the liquidation of the Equity Income Fund, which will occur on or around September 21, 2007 (the “Liquidation Date”). On the Liquidation Date, the Equity Income Fund will distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

127	June 30, 2007

Approval of Investment Sub-Advisory Agreements (Unaudited)

The Board of Trustees of the Trust (the “Board”) oversees the management of the series of the Trust and, as required by law, initially approves, and determines annually whether to renew, the investment advisory agreements and sub-advisory agreements for management of the Funds. The Board may also, pursuant to Rule 15a-4 of the 1940 Act, approve an interim investment advisory or sub-advisory agreement for up to 150 days following the termination of the previous investment advisory or sub-advisory agreement.

On May 1, 2007, Morgan Stanley Investment Management, Inc. (“MSIM”) acquired substantially all of the assets of Affinity Investment Advisors, LLC (“Affinity”) (the “transaction”), the sub-advisor to the Forward Large Cap Equity Fund (the “Large Cap Fund”) at the time of the transaction, and hired Gregory Lai and Jordan Floriani, the then-current portfolio managers of the Large Cap Fund. Under the applicable provisions of Section 2(a)(4) of the 1940 Act and Rule 2a-6 thereunder, the transaction resulted in a change of control of Affinity and thus the assignment and automatic termination of the sub-advisory agreement among Forward Funds (the “Trust” or “Forward Funds”), Forward Management, LLC (“Forward Management”) and Affinity on behalf of the Large Cap Fund.

At a special telephonic meeting of the Board held on May 7, 2007, the Board, including a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), unanimously approved an interim investment sub-advisory agreement on behalf of the Large Cap Fund among the Trust, Forward Management and MSIM (the “MSIM Agreement”), subject to ratification at an in-person meeting of the Board. At an in-person meeting of the Board held on June 7, 2007 (the “June 2007 Meeting”), the Board, including the Independent Trustees, unanimously ratified the MSIM Agreement. Also at the June 7, 2007 Meeting, the Board, including the Independent Trustees, unanimously determined to terminate the MSIM Agreement effective as of the close of business on July 10, 2007 and to hire Piedmont Investment Advisors, LLC to serve as the sub-advisor to the Large Cap Fund as of July 11, 2007, as discussed below. At the June 7, 2007 Meeting, the Board, including the Independent Trustees, unanimously approved the sub-advisory agreement on behalf of the Large Cap Fund among the Trust, Forward Management and Piedmont Investment Advisors, LLP (“Piedmont”) (the “Piedmont Agreement”).

Also at the June 7, 2007 Meeting, the Board, including the Independent Trustees, unanimously approved a new sub-advisory agreement among the Trust, Forward Management and Green Alpha Advisors, LLC (“Green Alpha”) with respect to the Sierra Club Stock Fund (“Stock Fund”) (the “Green Alpha Agreement” and, collectively with the MSIM Agreement and the Piedmont Agreement, the “Sub-Advisory Agreements”).

In connection with these meetings, the Board, through counsel to the Trust and the Independent Trustees and through the administrator of the Trust, requested information to enable the Trustees to evaluate the terms of the Sub-Advisory Agreements. In response, Forward Management and each of MSIM, Piedmont and Green Alpha (the “Sub-Advisors” and each a “Sub-Advisor”) provided materials to the Board for its evaluation. In considering whether to approve the Sub-Advisory Agreements, the Board also reviewed supplementary information with respect to each Sub-Advisor, and information about the personnel providing investment management and administrative services to each respective Fund.

June 30, 2007	128

Approval of Investment Sub-Advisory Agreements (Unaudited)

Discussed below are the factors the Board considered in approving the Sub-Advisory Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all the information taken as a whole. Individual Board members may have given different weights to certain factors and assigned various degrees of materiality to information in connection with the approval process.

In evaluating each of the Sub-Advisory Agreements, the Board, including the Independent Trustees, principally considered the following factors, among others: (i) the nature, extent and quality of the services to be provided by the Sub-Advisor; (ii) the investment performance of each respective Fund; (iii) the reasonableness of investment advisory compensation to be paid to the Sub-Advisor; (iv) the profits anticipated to be realized by the Sub-Advisor from its relationship with each respective Fund; (v) the extent to which fees to be paid to Forward Management reflect economies of scale; and (vi) if applicable, any benefits derived or to be derived by the Sub-Advisor from its relationship with each respective Fund, such as soft dollar arrangements. The Board also considered the ability of the Sub-Advisor to provide an appropriate level of support and resources to each respective Fund and whether the Sub-Advisor has sufficiently qualified personnel. The Board also considered the overall financial soundness of the Sub-Advisor as it relates to its ability to provide services to each respective Fund.

Additional discussion of certain of these factors follows:

Nature, Extent and Quality of Services

MSIM Agreement. The Board considered the benefits to shareholders of retaining MSIM, par-ticularly in light of the nature, extent and quality of the services anticipated to be provided by MSIM. The Board considered that MSIM represented that it had no significant compliance or administrative problems over the past year and that no material deficiencies were found by any independent audit. The Board considered the quality of the management services expected to be provided to the Large Cap Fund over the term of the MSIM Agreement and the organizational depth and resources of MSIM, including the background and experience of MSIM’s senior management and the expertise of and the amount of attention expected to be given to the Large Cap Fund by the portfolio management team. The Board noted that Gregory Lai and Jordan Floriani would continue to serve as the portfolio managers for the Large Cap Fund. The Board also noted the nature and quality of services provided by MSIM under the Interim Sub-Advisory Agreement were anticipated to be the same as those provided by Affinity. The Board also considered MSIM’s proposed compliance operations with respect to the Large Cap Fund, including the assessment of its compliance program by the Trust’s Chief Compliance Officer as required under Rule 38a-1 of the 1940 Act. In conducting its review, the Board was aided by assessments of personnel at Forward Management and the various presentation materials submitted by MSIM.

The Board concluded that it was satisfied with the nature, extent and quality of the management services expected to be provided by MSIM.

Piedmont Agreement. The Board considered the benefits to shareholders of retaining Piedmont, particularly in light of the nature, extent and quality of the services anticipated to be provided by Piedmont. The Board considered that Piedmont represented that it had no significant compliance or administrative problems over the past year and that no material deficiencies were

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found by any independent audit. The Board considered the quality of the management services expected to be provided to the Large Cap Fund over both the short and long term and the organizational depth and resources of Piedmont, including the background and experience of Piedmont’s senior management and the expertise of and the amount of attention expected to be given to the Large Cap Fund by the portfolio management team. In this connection, the Board received a presentation from portfolio management personnel from Piedmont and discussed investment results with such personnel. The Board also considered Piedmont’s proposed compliance operations with respect to the Large Cap Fund, including the assessment of its compliance program by the Trust’s Chief Compliance Officer as required under Rule 38a-1 of the 1940 Act. In conducting its review, the Board was aided by assessments of personnel at Forward Management and the various presentation materials submitted by Piedmont.

The Board concluded that it was satisfied with the nature, extent and quality of the management services expected to be provided by Piedmont.

Green Alpha Agreement. The Board considered the benefits to shareholders of retaining Green Alpha, particularly in light of the nature, extent and quality of the services anticipated to be provided by Green Alpha. The Board considered the quality of the management services expected to be provided to the Stock Fund over both the short and long term and the organizational depth and resources of Green Alpha, including the background and experience of Green Alpha’s senior management and the expertise of and the amount of attention expected to be given to the Stock Fund by the portfolio management team. In this connection, the Board received a presentation from portfolio management personnel from Green Alpha and discussed the organizational structure and professional resources of Green Alpha with such personnel. The Board considered that the portfolio management personnel from Green Alpha were former employees of Forward Management and as such two of the proposed portfolio managers had served as portfolio managers of the Stock Fund and one of the proposed portfolio managers had been responsible for evaluating potential investments with respect to the Sierra Club’s investment criteria. The Board noted that they had previously received reports with respect to the Stock Fund from each of the proposed portfolio managers in their prior roles with the Stock Fund as employees of Forward Management. The Board also considered Green Alpha’s proposed compliance operations with respect to the Stock Fund, including the assessment of its compliance program by the Trust’s Chief Compliance Officer as required under Rule 38a-1 of the 1940 Act. In conducting its review, the Board was aided by assessments of personnel at Forward Management and the various presentation materials submitted by Green Alpha.

In consideration of the newly organized status of Green Alpha, it was noted that Forward Management would provide an update to the Board of Trustees prior to the effective date of the Green Alpha Agreement with respect to the capitalization of and administrative resources and systems employed by Green Alpha and certain other matters related to the commencement of business operations by Green Alpha.

The Board concluded that it was satisfied with the nature, extent and quality of the management services expected to be provided by Green Alpha.

Investment Performance

MSIM Agreement. The Board considered historical performance of the Large Cap Fund noting that the strategy to be utilized by MSIM would be the same as the strategy used by Affinity and that the same portfolio managers would

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Approval of Investment Sub-Advisory Agreements (Unaudited)

continue to manage the Large Cap Fund as had managed it prior to the transaction.

The Board concluded that MSIM has the ability to provide high quality investment management services to the Large Cap Fund over the long-term, subject to ongoing review of performance by Forward Management and the Board.

Piedmont Agreement. The Board considered information about the performance of composites of accounts managed by Piedmont with a strategy similar to the strategy to be utilized by Piedmont with respect to the Large Cap Fund.

The Board concluded that Piedmont has the ability to provide high quality investment management services to the Large Cap Fund over the long-term, subject to ongoing review of performance by Forward Management and the Board.

Green Alpha Agreement. The Board noted that Green Alpha is a new business entity and therefore has no investment performance with respect to accounts with a strategy similar to the strategy to be utilized by Green Alpha with respect to the Stock Fund. The Board considered that Green Alpha would follow the same methodology used by Forward Management in the screening of stocks selected for the Stock Fund, a process with which the proposed portfolio managers were familiar as a result of their former roles with respect to the Stock Fund as employees of Forward Management. The Board further considered the performance of the Stock Fund over the periods that the proposed portfolio management personnel from Green Alpha served the Stock Fund during their tenures at Forward Management.

The Board concluded that Green Alpha has the ability to provide high quality investment management services to the Stock Fund over the long-term, subject to ongoing review of performance by Forward Management and the Board.

Profitability and Reasonableness of Advisory Compensation

MSIM Agreement. With respect to profitability and fees paid to MSIM, the Board considered that MSIM’s fees will be paid by Forward Management and not the Large Cap Fund and that the sub-advisory fee rate payable under the Interim Sub-Advisory Agreement was equal to that payable under the Sub-Advisory Agreement.

The Board considered that pursuant to Rule 15a-4 of the 1940 Act, any sub-advisory fees paid under the Interim Sub-Advisory Agreement will be held in an interest-bearing escrow account with the Large Cap Fund’s custodian or a bank. The Board also considered that pursuant to Rule 15a-4, if the Interim Sub-Advisory Agreement is not approved by a majority of the Large Cap Fund’s shareholders, MSIM would be paid only the lesser of its costs in performing the interim arrangements (including interest accrued on such amount) or the amount in the escrow account (including interest). Based on the information provided and the nature of the negotiation underlying the MSIM Sub-Advisory Agreement and the current asset size of the Large Cap Fund, the Board concluded that it was reasonable to infer that MSIM’s expected profitability with respect to the Large Cap Fund was not excessive.

The Board concluded that, considering the Large Cap Fund’s small asset size and the temporary nature of the agreement, the sub-advisory fees to be charged were reasonable in light of the services expected to be provided to the Large Cap Fund.

Piedmont Agreement. With respect to the fees paid to Piedmont, the Board considered information regarding the advisory fees charged by Piedmont to their other clients, and sub-advisory fees charged by other investment advisors to registered investment companies with similar investment objectives and strategies. The Board noted that sub-advisory fees are paid by

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Forward Management out of Forward Management’s advisory fee and negotiated between Forward Management and Piedmont.

The Board considered the operating results and financial condition of Piedmont based on the financial information Piedmont had provided. The Trustees noted that it was difficult to accurately determine or evaluate the expected profitability of the Piedmont Agreement because Piedmont managed substantial assets other than the Large Cap Fund, and further, that any such assessment would involve assumptions regarding Piedmont’s allocation policies, capital structure, cost of capital, business mix and other factors. Additionally, with respect to profitability, the Board considered that Piedmont’s fees will be paid by Forward Management and not the Large Cap Fund, at a rate negotiated between Forward Management and Piedmont. Based on the information provided and the nature of the negotiation underlying the Piedmont Agreement, the Board concluded that it was reasonable to infer that Piedmont’s expected profitability with respect to the Large Cap Fund was not excessive.

The Board concluded that the sub-advisory fees charged were reasonable in light of the services provided to the Large Cap Fund.

Green Alpha Agreement. With respect to the fees paid to Green Alpha, the Board considered information regarding the sub-advisory fees charged by other investment advisors to registered investment companies with similar investment objectives and strategies. The Board noted that sub-advisory fees are paid by Forward Management out of Forward Management’s advisory fee and negotiated between Forward Management and Green Alpha.

The Board considered the prospective operating results and financial condition of Green Alpha based on the estimated financial information Green Alpha had provided. The Trustees noted that it was difficult to accurately determine or evaluate the expected profitability of the Green Alpha Agreement because Green Alpha is a new business entity, and further, that any such assessment would involve assumptions regarding Green Alpha’s allocation policies, capital structure, cost of capital, business mix and other factors. Additionally, with respect to profitability, the Board considered that Green Alpha’s fees will be paid by Forward Management and not the Stock Fund, at a rate negotiated between Forward Management and Green Alpha. Based on the information provided and the nature of the negotiation underlying the Green Alpha Agreement, the Board concluded that it was reasonable to infer that Green Alpha’s expected profitability with respect to the Stock Fund was not excessive.

The Board concluded that the sub-advisory fees charged were reasonable in light of the services expected to be provided to the Stock Fund.

Economies of Scale

MSIM Agreement. The Board considered the potential of Forward Management and the Large Cap Equity Fund to experience economies of scale as the Large Cap Fund grows in size, but recognized that the existing Large Cap Equity Fund currently has relatively small asset levels, and that Forward Management has historically subsidized those funds at smaller assets levels. The Board concluded that considering the size and operating history of the Large Cap Equity Fund and the fee and financial information considered by the Board, the fee structure reflected in the Interim Sub-Advisory Agreement was appropriate. The Board also noted that it would have the opportunity to periodically re-examine whether the Large Cap Fund had achieved economies of scale, and the appropriateness of management fees payable to Forward Management, in the future.

June 30, 2007	132

Approval of Investment Sub-Advisory Agreements (Unaudited)

Piedmont Agreement. The Board considered the potential of Forward Management and the Large Cap Fund to experience economies of scale as the Large Cap Fund grows in size, but recognized that the existing Large Cap Fund currently has relatively small asset levels, and that Forward Management has historically subsidized those funds at smaller assets levels. The Board concluded that considering the size and operating history of the Large Cap Fund and the fee and financial information considered by the Board, the current fee structure reflected in the Piedmont Agreement is appropriate. The Board also noted that it would have the opportunity to periodically re-examine whether the Large Cap Fund had achieved economies of scale, and the appropriateness of management fees payable to Forward Management, in the future.

Green Alpha Agreement. The Board considered the potential of Forward Management and the Stock Fund to experience economies of scale as the Stock Fund grows in size, but recognized that the Stock Fund currently has relatively small asset levels, and that Forward Management has historically subsidized those funds at smaller assets levels. The Board concluded that considering the size and operating history of the Stock Fund and the fee and financial information considered by the Board, the current fee structure reflected in the Green Alpha Agreement is appropriate. The Board also noted that it would have the opportunity to periodically re-examine whether the Stock Fund had achieved economies of scale, and the appropriateness of management fees payable to Forward Management, in the future.

Any Additional Benefits and Other Considerations

The Board considered any benefit to be derived by each of MSIM, Piedmont and Green Alpha from its proposed relationship with the respective Fund, including the use of soft dollar arrangements. The Board concluded that any potential benefits to be derived by MSIM, Piedmont and Green Alpha from its relationship with the respective Fund included benefits which were consistent with those generally derived by sub-advisors to mutual funds.

Conclusion

Based on the Trustees’ deliberations and their evaluation of the information described above, the Board concluded that: (i) the compensation payable under each of the Sub-Advisory Agreements is fair and bears a reasonable relationship to the services to be rendered, and (ii) that the approval of each of the Sub-Advisory Agreements is in the best interests of the respective Fund and its shareholders. Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved each of the MSIM Agreement, the Piedmont Agreement and the Green Alpha Agreement.

133	June 30, 2007

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

Forward Funds P.O. Box 1345 Denver, CO 80201 (800) 999-6809 www.forwardfunds.com

Core

Forward Large Cap Equity Fund

Small Cap

Forward Emerald Banking and Finance Fund Forward Emerald Growth Fund Forward Hoover Small Cap Equity Fund Forward Hoover Mini-Cap Fund Forward Legato Fund

Alternative Strategies

Forward Emerald Opportunities Fund Forward Long/Short Credit Analysis Fund

International

Forward Global Emerging Markets Fund Forward International Equity Fund Forward International Small Companies Fund

Forward Progressive

Forward Progressive Real Estate Fund Sierra Club Equity Income Fund Sierra Club Stock Fund

ReFlow liquidity

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Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10. Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORWARD FUNDS

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	August 30, 2007

By:	/s/ Barbara Tolle
Barbara Tolle
Treasurer

Date:	August 30, 2007